UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2013

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage Absolute Return Fund

Semi-Annual Report

March 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Absolute Return Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For most of the period, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Absolute Return Fund for the six-month period ended March 31, 2013. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, partially offset by concerns about the possible effects of the ongoing European sovereign debt crisis on the global economy. Continued monetary easing by global central banks helped support rallies in developed stock markets. High-quality bonds had little room for further appreciation amid historically low interest rates, but investors continued to bid up high-yield bonds.

U.S. stocks gained as the U.S. economy reported relatively solid news.

For most of the period, U.S. economic data remained moderately positive. Reported U.S. gross domestic product (GDP) growth came in at a solid 3.1% annualized rate in the third quarter of 2012, just prior to the reporting period, only to fall back to a 0.4% annualized rate in the fourth quarter. Many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012. Even the stubbornly high unemployment rate showed moderate signs of improvement, easing from 7.9% in October 2012 to 7.6% in March 2013.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB) continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

In July 2012, the ECB cut its key rate to 0.75%. In addition, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Moreover, in mid-March 2013, the governor of the Bank of Japan resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor who was expected to use aggressive monetary policies to attack Japan’s persistent deflation.

The debt crisis in the eurozone returned to center stage but with less impact than before.

Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors initially worried that a Greek default would result in another global financial crisis. However, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

Letter to shareholders (unaudited)	Wells Fargo Advantage Absolute Return Fund	3

An improved U.S. economy and global monetary easing led to strong global stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Developed foreign markets also rallied as central banks continued to inject liquidity into their respective economies. Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models. Within the S&P 500 Index1, for example, consumer discretionary and consumer staples stocks strongly outperformed, but information technology stocks lagged. For the reporting period, the S&P 500 Index posted an 8.92% return.

High-quality bonds posted barely positive returns during the reporting period; as a result of a long-lived bond rally and record-low interest rates, it appears most high-quality bonds have little room for further appreciation. The Barclays U.S. Aggregate Bond Index2, a gauge of the high-quality bond markets, returned 0.09% for the six-month period. High yield bonds, however, returned 6.28% for the reporting period as measured by the Barclays U.S. Corporate High Yield Bond Index3.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated U.S. and Southern European unemployment continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Developed foreign markets also rallied as central banks continued to inject liquidity into their respective economies.

Notice to shareholders

The Fund’s prospectus is amended to include the following disclosure under the section entitled “Principal Investment Strategy” in order to reflect changes made in the prospectus for GMO Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its assets, expected to be in effect on or about July 1, 2013:

■	The Benchmark-Free Allocation Fund is constructed to seek to maximize the opportunity to achieve: (i) annualized excess returns of 3% to 5% (net of Benchmark-Free Allocation Fund fees) above the Consumer Price Index, over a complete market cycle and (ii) annualized volatility of 5-10%, over a complete market cycle.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Advantage Absolute Return Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a positive total return.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers1

Ben Inker, CFA

Sam Wilderman, CFA

Average annual total returns2 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since 7-23-2003	1 year	5 year	Since 7-23-2003	Gross	Net[4]
Class A (WARAX)	3-1-2012	0.60	4.19	9.17	6.72	5.43	9.84	1.69	1.69
Class C (WARCX)	3-1-2012	4.86	4.62	9.01	5.86	4.62	9.01	2.44	2.44
Administrator Class (WARDX)	3-1-2012	–	–	–	6.86	5.59	10.01	1.53	1.49
Institutional Class (WABIX)	11-30-2012	–	–	–	7.03	5.62	10.03	1.26	1.24
MSCI World Index (Net)[5]	–	–	–	–	11.85	2.23	11.75	–	–
Consumer Price Index[6]	–	–	–	–	1.47	1.74	2.07	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments, such as commodities, real estate, and short strategies, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Absolute Return Fund	5

Long-term holdings[7] (%) as of March 31, 2013
GMO Implementation Fund	52.83
GMO Alpha Only Fund, Class IV	24.08
GMO Alternative Asset Opportunity Fund	10.78
GMO Debt Opportunities Fund, Class VI	5.41
GMO Flexible Equities Fund, Class VI	2.93
GMO Emerging Country Debt Fund, Class IV	2.48

Portfolio allocation[8] as of March 31, 2013

1.	The Fund invests substantially all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, employees of GMO, have been responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003 and 2012, respectively.

2.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class. Historical performance shown for Class A, Class C, and Administrator Class prior to their inception is based on the performance of the Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests substantially all of its investable assets. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A, Class C, and Administrator Class at their inception. These ratios were 1.66% for Class A, 2.41% for Class C, and 1.50% for the Administrator Class.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.80% for Class A, 1.55% for Class C, 0.60% for Administrator Class, and 0.35% for Institutional Class. Without these caps, the Fund’s returns would have been lower.

5.	The Morgan Stanley Capital International World Index (Net) (“MSCI World Index (Net)”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

6.	The Consumer Price Index for All Urban Consumers in U.S. All Items (Consumer Price Index) is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

7.	The long-term holdings are calculated based on the value of the securities in the GMO Benchmark-Free Allocation Fund allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Portfolio allocation is subject to change and represents the portfolio allocation of the GMO Benchmark-Free Allocation Fund, which is calculated based on the total long-term investments of the GMO Benchmark-Free Allocation Fund.

6	Wells Fargo Advantage Absolute Return Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any), and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,053.51	$3.79	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73	0.74%
Class C
Actual	$1,000.00	$1,049.17	$7.61	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49	1.49%
Administrator Class
Actual	$1,000.00	$1,053.86	$2.82	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77	0.55%
Institutional Class
Actual	$1,000.00	$1,055.52	$1.59	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.56	0.31%
Expenses including GMO Benchmark-Free Allocation Fund and underlying fund expenses
Class A
Actual	$1,000.00	$1,053.51	$8.50	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	$8.35	1.66%
Class C
Actual	$1,000.00	$1,049.17	$12.31	2.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.91	$12.09	2.41%
Administrator Class
Actual	$1,000.00	$1,053.86	$7.53	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.39	1.47%
Institutional Class
Actual	$1,000.00	$1,055.52	$6.30	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19	1.23%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Absolute Return Fund	7

Security name	Shares	Value

Investment Companies: 98.19%
GMO Benchmark-Free Allocation Fund, Class MF	126,688,692	$3,292,639,110

Total Investment Companies (Cost $3,128,693,754)		3,292,639,110

Total investments (Cost $3,128,693,754) *	98.19%	3,292,639,110
Other assets and liabilities, net	1.81	60,704,088

Total net assets	100.00%	$3,353,343,198

*	Cost for federal income tax purposes is $3,128,720,341 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$163,945,356
Gross unrealized depreciation	(26,587)

Net unrealized appreciation	$163,918,769

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Absolute Return Fund	Statement of assets and liabilities—March 31, 2013 (unaudited)

Assets
Investment in investment company shares, at value (see cost below)	$3,292,639,110
Cash	18,098,081
Receivable for Fund shares sold	63,744,913
Prepaid expenses and other assets	148,279

Total assets	3,374,630,383

Liabilities
Payable for investments purchased	17,098,081
Payable for Fund shares redeemed	2,239,786
Advisory fee payable	557,559
Distribution fees payable	346,887
Due to other related parties	438,603
Accrued expenses and other liabilities	606,269

Total liabilities	21,287,185

Total net assets	$3,353,343,198

NET ASSETS CONSIST OF
Paid-in capital	$3,192,950,268
Overdistributed net investment income	(3,538,257)
Accumulated net realized losses on investments	(14,169)
Net unrealized gains on investments	163,945,356

Total net assets	$3,353,343,198

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$781,145,131
Shares outstanding – Class A	73,204,035
Net asset value per share – Class A	$10.67
Maximum offering price per share – Class A2	$11.32
Net assets – Class C	$579,071,681
Shares outstanding – Class C	54,661,393
Net asset value per share – Class C	$10.59
Net assets – Administrator Class	$1,743,487,706
Shares outstanding – Administrator Class	163,181,189
Net asset value per share – Administrator Class	$10.68
Net assets – Institutional Class	$249,638,680
Shares outstanding – Institutional Class	23,352,880
Net asset value per share – Institutional Class	$10.69

Investment in investment company shares, at cost	$3,128,693,754

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2013 (unaudited)	Wells Fargo Advantage Absolute Return Fund	9

Investment income
Dividends	$11,937,079

Expenses
Advisory and fund level administration fee	2,454,091
Administration fees
Class A	732,957
Class C	528,137
Administrator Class	646,756
Institutional Class	26,340	[1]
Shareholder servicing fees
Class A	704,767
Class C	507,824
Administrator Class	1,399,923
Distribution fees
Class C	1,523,473
Custody and accounting fees	16,848
Professional fees	12,793
Registration fees	54,843
Shareholder report expenses	109,762
Trustees’ fees and expenses	6,301
Other fees and expenses	11,469

Total expenses	8,736,284

Net investment income	3,200,795

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	12,418
Net change in unrealized gains (losses) on investments	126,214,167

Net realized and unrealized gains (losses) on investments	126,226,585

Net increase in net assets resulting from operations	$129,427,380

1.	For the period from November 30, 2012 (commencement of class operations) to March 31, 2013

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Absolute Return Fund	Statement of changes in net assets

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012[1]

Operations
Net investment income (loss)		$3,200,795		$(1,564,586)
Net realized gains (losses) on investments		12,418		(26,587)
Net change in unrealized gains (losses) on investments		126,214,167		37,731,189

Net increase in net assets resulting from operations		129,427,380		36,140,016

Distributions to shareholders from
Net investment income
Class A		(1,729,307)		0
Class C		(641,104)		0
Administrator Class		(4,342,591)		0
Institutional Class		(26,050)[2]		N/A

Total distributions to shareholders		(6,739,052)		0

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	41,244,315	428,694,402	41,465,105	411,536,216
Class C	29,611,754	305,534,538	27,120,234	268,856,133
Administrator Class	98,543,196	1,024,502,755	95,466,895	948,258,360
Institutional Class	23,701,096 [2]	250,250,131 [2]	N/A	N/A

		2,008,981,826		1,628,650,709

Reinvestment of distributions
Class A	154,929	1,588,018	0	0
Class C	51,553	525,838	0	0
Administrator Class	342,110	3,510,050	0	0
Institutional Class	218 [2]	2,239 [2]	N/A	N/A

		5,626,145		0

Payment for shares redeemed
Class A	(7,424,965)	(77,337,237)	(2,235,349)	(22,283,587)
Class C	(1,530,772)	(15,752,158)	(591,376)	(5,873,709)
Administrator Class	(25,685,305)	(268,751,619)	(5,485,707)	(55,034,071)
Institutional Class	(348,434)[2]	(3,711,445)[2]	N/A	N/A

		(365,552,459)		(83,191,367)

Net increase in net assets resulting from capital share transactions		1,649,055,512		1,545,459,342

Total increase in net assets		1,771,743,840		1,581,599,358

Net assets
Beginning of period		1,581,599,358		0

End of period		$3,353,343,198		$1,581,599,358

Undistributed (overdistributed) net investment income		$(3,538,257)		$0

1.	For the seven months ended September 30, 2012. The Fund commenced operations on March 1, 2012.

2.	For the period from November 30, 2012 (commencement of class operations) to March 31, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Absolute Return Fund	11

(For a share outstanding throughout each period)

CLASS A	Six months ended March 31, 2013 (unaudited)	Year ended September 30, 2012[1]
Net asset value, beginning of period	$10.16	$10.00
Net investment income (loss)	0.02	(0.02)[2]
Net realized and unrealized gains (losses) on investments	0.52	0.18

Total from investment operations	0.54	0.16
Distributions to shareholders from
Net investment income	(0.03)	0.00
Net asset value, end of period	$10.67	$10.16
Total return[3]	5.35%	1.60%
Ratios to average net assets (annualized)
Gross expenses[4]	1.22%	1.28%
Net expenses[4,5]	1.22%	1.27%
Net investment income (loss)	0.33%	(0.36)%
Supplemental data
Portfolio turnover rate	0%	0%
Net assets, end of period (000s omitted)	$781,145	$398,557

1.	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Gross and net expense ratios include the expenses of GMO Benchmark-Free Allocation Fund.

5.	Net expense ratios excluding the expenses of GMO Benchmark-Free Allocation Fund were as follows:

Six months ended March 31, 2013 (unaudited)	0.74%
Year ended September 30, 2012[1]	0.78%

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Absolute Return Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS C	Six months ended March 31, 2013 (unaudited)	Year ended September 30, 2012[1]
Net asset value, beginning of period	$10.11	$10.00
Net investment loss	(0.00)[2]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	0.50	0.17

Total from investment operations	0.50	0.11
Distributions to shareholders from
Net investment income	(0.02)	0.00
Net asset value, end of period	$10.59	$10.11
Total return[3]	4.92%	1.10%
Ratios to average net assets (annualized)
Gross expenses[4]	1.97%	2.03%
Net expenses[4,5]	1.97%	2.02%
Net investment loss	(0.42)%	(1.11)%
Supplemental data
Portfolio turnover rate	0%	0%
Net assets, end of period (000s omitted)	$579,072	$268,171

1.	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Gross and net expense ratios include the expenses of GMO Benchmark-Free Allocation Fund.

5.	Net expense ratios excluding the expenses of GMO Benchmark-Free Allocation Fund were as follows:

Six months ended March 31, 2013 (unaudited)	1.49%
Year ended September 30, 2012[1]	1.53%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Absolute Return Fund	13

(For a share outstanding throughout each period)

ADMINISTRATOR CLASS	Six months ended March 31, 2013 (unaudited)	Year ended September 30, 2012[1]
Net asset value, beginning of period	$10.17	$10.00
Net investment income (loss)	0.03	(0.01)[2]
Net realized and unrealized gains (losses) on investments	0.52	0.18

Total from investment operations	0.55	0.17
Distributions to shareholders from
Net investment income	(0.04)	0.00
Net asset value, end of period	$10.68	$10.17
Total return[3]	5.39%	1.70%
Ratios to average net assets (annualized)
Gross expenses[4]	1.03%	1.11%
Net expenses[4,5]	1.03%	1.08%
Net investment income (loss)	0.49%	(0.16)%
Supplemental data
Portfolio turnover rate	0%	0%
Net assets, end of period (000s omitted)	$1,743,488	$914,872

1.	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	Gross and net expense ratios include the expenses of GMO Benchmark-Free Allocation Fund.

5.	Net expense ratios excluding the expenses of GMO Benchmark-Free Allocation Fund were as follows:

Six months ended March 31, 2013 (unaudited)	0.55%
Year ended September 30, 2012[1]	0.59%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Absolute Return Fund	Financial highlights

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Period ended March 31, 2013 (unaudited)[1]
Net asset value, beginning of period	$10.18
Net investment loss	(0.01)[2]
Net realized and unrealized gains (losses) on investments	0.56

Total from investment operations	0.55
Distributions to shareholders from
Net investment income	(0.04)
Net asset value, end of period	$10.69
Total return[3]	5.45%
Ratios to average net assets (annualized)
Gross expenses[4]	0.79%
Net expenses[4,5]	0.79%
Net investment loss	(0.20)%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000s omitted)	$249,639

1.	For the period from November 30, 2012 (commencement of class operations) to March 31, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	Gross and net expense ratios include the expenses of GMO Benchmark-Free Allocation Fund.

5.	Net expense ratio excluding the expenses of GMO Benchmark-Free Allocation Fund was 0.31%.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Absolute Return Fund	15

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that invests primarily in shares of other GMO-managed mutual funds (“underlying funds”), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue “real return” strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. As of March 31, 2013, the Fund owned 65% of Benchmark-Free Allocation Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the annual report of Benchmark-Free Allocation Fund which is included in the mailing of this shareholder report. An unaudited Statement of Assets and Liabilities and unaudited Schedule of Investments for Benchmark-Free Allocation Fund as of March 31, 2013 have also been included as an Appendix in this report for your reference.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns since the Fund’s commencement of operations will be subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

16	Wells Fargo Advantage Absolute Return Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory and administration fee

The Trust has entered into an advisory and administration contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory and fund level administration fee starting at 0.225% and declining to 0.175% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory and fund level administration fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Funds Management also provides class level administration services which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. Funds Management is entitled to receive from the Fund an annual class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60% for Administrator Class shares, and 0.35% for Institutional Class shares.

Expenses in Benchmark-Free Allocation Fund

Because the Fund invests substantially all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expense of Benchmark-Free Allocation Fund in which the Fund invests. Such expenses are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. In the Financial Highlight for each class of the Fund, the gross and net expense ratios reflect the expenses of Benchmark-Free Allocation Fund.

Notes to financial statements (unaudited)	Wells Fargo Advantage Absolute Return Fund	17

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $421,274 from the sale of Class A shares and $9,296 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, the Fund made aggregate purchases and sales of $1,620,189,944 and $405,097, respectively, in its investment in Benchmark-Free Allocation Fund.

As a result of its investment in Benchmark-Free Allocation Fund, the Fund incurs purchase premium and redemption fees. These purchase premium and redemption fees are paid by the Fund to Benchmark-Free Allocation Fund to help offset estimated portfolio transaction and related costs incurred as a result of a purchase or redemption order by allocating estimated transaction costs to the purchasing or redeeming shareholder. The Fund is currently charged 0.12% for purchases and redemptions which are reflected in paid in capital. GMO reassesses these fees annually.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $1,228 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

18	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Absolute Return Fund	19

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

20	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

2

Other information (unaudited)	Wells Fargo Advantage Absolute Return Fund	21

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory agreement. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Absolute Return Fund (the “Fund”).

The Fund is a gateway feeder fund that invest substantially all of its assets in the GMO Benchmark Free Allocation Fund (the “GMO Fund”), a series of GMO Trust and a fund that is managed by Grantham Mayo Van Otterloo & Co. LLC. The Fund’s investment objective and principal investment strategies are substantially similar to those of the GMO Fund. References to the Fund and its performance and characteristics are also applicable to the GMO Fund, as relevant.

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the continuation of the Advisory Agreement. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreement is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management is reasonable. The Board considered the continuation of the Advisory Agreement for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management under the Advisory Agreement. This information included, among other things, a summary of the background and experience of senior management of Funds Management.

In light of the gateway feeder nature of the Fund, the Board was advised that the scope of services under the Advisory Agreement would include various responsibilities related to the oversight of the GMO Fund and its performance and investment management activities, as well as fund-level administrative services typically provided by Funds Management under a separate administration agreement.

The Board evaluated the ability of Funds Management, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other

22	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the median performance of the Universe for all periods under review.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements at both the Fund level and the GMO Fund level. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund, including indirect fees and expenses incurred at the GMO Fund level, were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreement.

Investment advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs.

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the median rates for the Fund’s expense Groups.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreement.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreement.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to funds management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in

Other information (unaudited)	Wells Fargo Advantage Absolute Return Fund	23

Funds Management’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Absolute Return Fund	24

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

March 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
51,300,293	GMO Alpha Only Fund, Class IV	1,242,493,107
18,384,696	GMO Alternative Asset Opportunity Fund	555,953,196
10,260,088	GMO Debt Opportunities Fund, Class VI	278,869,203
12,399,790	GMO Emerging Country Debt Fund, Class IV	127,717,836
6,685,700	GMO Flexible Equities Fund, Class VI	151,364,238
237,627,610	GMO Implementation Fund	2,725,588,691

	TOTAL MUTUAL FUNDS (COST $4,835,872,015)	5,081,986,271

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
29,649	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(a)	29,649

	TOTAL SHORT-TERM INVESTMENTS (COST $29,649)	29,649

	TOTAL INVESTMENTS — 100.0% (Cost $4,835,901,664)	5,082,015,920
	Other Assets and Liabilities (net) — (0.0%)	(1,893,785)

	TOTAL NET ASSETS — 100.0%	$5,080,122,135

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of March 31, 2013. Note: Yield rounds to 0.00%.

A-1

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — March 31, 2013 (Unaudited)

Assets:
Investments in affiliated issuers, at value (Cost $ 4,835,872,015)	$5,081,986,271
Investments in unaffiliated issuers, at value (Cost $29,649)	29,649
Receivable for expenses reimbursed by Manager	1,032,900

Total assets	5,083,048,820

Liabilities:
Payable to affiliate for:
Management fee	2,413,863
Shareholder service fee	171,356
Supplemental support fee — Class MF	238,766
Payable to agents unaffiliated with the Manager	504
Payable to Trustees and related expenses	12,139
Accrued expenses	90,057

Total liabilities	2,926,685

Net assets	$5,080,122,135

Net assets consist of:
Paid-in capital	$4,894,809,920
Accumulated undistributed net investment income	8,184,895
Accumulated net realized loss	(68,986,933)
Net unrealized appreciation	246,114,253

$5,080,122,135

Net assets attributable to:
Class III shares	$1,085,091,438

Class IV shares	$718,931,223

Class MF shares	$3,276,099,474

Shares outstanding:
Class III shares	41,737,238

Class IV shares	27,665,044

Class MF shares	126,031,610

Net asset value per share:
Class III shares	$26.00

Class IV shares	$25.99

Class MF shares	$25.99

A-2

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215912 05-13 SA260/SAR260 3-13

Wells Fargo Advantage Asset Allocation Fund

Semi-Annual Report

March 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For most of the period, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Asset Allocation Fund for the six-month period ended March 31, 2013. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, partially offset by concerns about the possible effects of the ongoing European sovereign debt crisis on the global economy. Continued monetary easing by global central banks helped support rallies in developed stock markets. High-quality bonds had little room for further appreciation amid historically low interest rates, but investors continued to bid up high-yield bonds.

U.S. stocks gained as the U.S. economy reported relatively solid news.

For most of the period, U.S. economic data remained moderately positive. Reported U.S. gross domestic product (GDP) growth came in at a solid 3.1% annualized rate in the third quarter of 2012, just prior to the reporting period, only to fall back to a 0.4% annualized rate in the fourth quarter. Many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012. Even the stubbornly high unemployment rate showed moderate signs of improvement, easing from 7.9% in October 2012 to 7.6% in March 2013.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve Board (Fed) and the European Central Bank (ECB) continued to inject liquidity into the banks and the market through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market.

In July 2012, the ECB cut its key rate to 0.75%. In addition, the ECB announced in September 2012 that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In May 2013, after the end of the reporting period, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Moreover, in mid-March 2013, the governor of the Bank of Japan resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor who was expected to use aggressive monetary policies to attack Japan’s persistent deflation.

The debt crisis in the eurozone returned to center stage but with less impact than before.

Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors initially worried that a Greek default would result in another global financial crisis. However, as central banks continued to provide liquidity, investor worries about the effect of a European sovereign debt default on the global economy began to ease. When the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility.

An improved U.S. economy and global monetary easing led to strong global stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Developed foreign

Letter to shareholders (unaudited)	Wells Fargo Advantage Asset Allocation Fund	3

markets also rallied as central banks continued to inject liquidity into their respective economies. Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models. Within the S&P 500 Index1, for example, consumer discretionary and consumer staples stocks strongly outperformed, but information technology stocks lagged. For the reporting period, the S&P 500 Index posted an 8.92% return.

High-quality bonds posted barely positive returns during the reporting period; as a result of a long-lived bond rally and record-low interest rates, it appears most high-quality bonds have little room for further appreciation. The Barclays U.S. Aggregate Bond Index2 , a gauge of the high-quality bond markets, returned 0.09% for the six-month period. High yield bonds, however, returned 6.28% for the reporting period as measured by the Barclays U.S. Corporate High Yield Bond Index3.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated U.S. and Southern European unemployment continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Developed foreign markets also rallied as central banks continued to inject liquidity into their respective economies.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EAAFX)	7-29-1996	1.53	3.43	7.57	7.71	4.66	8.21	1.41	1.41
Class B (EABFX)*	10-3-2002	1.88	3.54	7.67	6.88	3.87	7.67	2.16	2.16
Class C (EACFX)	10-3-2002	5.93	3.88	7.43	6.93	3.88	7.43	2.16	2.16
Class R (EAXFX)	10-10-2003	–	–	–	7.41	4.40	7.97	1.66	1.66
Administrator Class (EAIFX)	10-3-2002	–	–	–	7.92	4.89	8.49	1.25	1.21
Institutional Class (EAAIX)	11-30-2012	–	–	–	8.02	4.90	8.50	0.98	0.98
GMO Global Balanced Index[5]	–	–	–	–	8.36	3.78	7.46	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	3.77	5.47	5.02	–	–
MSCI All Country World Index (Net)[7]	–	–	–	–	10.55	2.06	9.36	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments, such as real estate, foreign currency, and natural resources, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high yield securities risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	5

Ten largest holdings[8] (%) as of March 31, 2013
GMO U.S. Flexible Equities Fund Class VI	22.00
GMO Strategic Fixed Income Fund Class VI	13.59
GMO Alpha Only Fund Class IV	12.91
GMO International Core Equity Fund Class VI	11.90
GMO Emerging Markets Fund Class VI	9.95
GMO International Intrinsic Value Fund Class IV	8.01
GMO Currency Hedged International Equity Fund Class III	5.08
GMO Special Situations Fund Class VI	3.62
GMO Emerging Country Debt Fund Class IV	2.78
GMO Risk Premium Fund Class VI	2.60

Portfolio allocation[9] as of March 31, 2013

1.	The Fund invests substantially all of its assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, senior members of GMO’s Asset Allocation Division, are responsible for coordinating the portfolio management of Asset Allocation Trust.

2.	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class. Historical performance shown for R shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance for Class A shares prior to October 3, 2002, is based on the performance of Class III of the Evergreen Asset Allocation Fund’s predecessor, GMO Global Balanced Allocation Fund (the “GMO Fund”). Expenses of the GMO Fund were lower than the expenses the Fund incurs, in part because the GMO Fund did not pay 12b-1 fees. If the GMO Fund had incurred expenses at the same rate as the Fund does, the performance shown would have been lower.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through February 1, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.	The GMO Global Balanced Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Balanced Index is comprised of 65% MSCI All Country World Index (Net), and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-US Index, and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

7.	The MSCI All Country World Index (Net) (MSCI ACWI Index (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

8.	The ten largest holdings are calculated based on the value of the securities of the Asset Allocation Trust divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

9.	Portfolio allocation is subject to change and represents the portfolio allocation of the Asset Allocation Trust which is calculated based on the total long-term investments of the Asset Allocation Trust.

6	Wells Fargo Advantage Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asset Allocation Fund	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,055.45	$4.30	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23	0.84%
Class B
Actual	$1,000.00	$1,051.95	$8.13	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.00	1.59%
Class C
Actual	$1,000.00	$1,051.24	$8.13	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.00	1.59%
Class R
Actual	$1,000.00	$1,053.91	$5.58	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Administrator Class
Actual	$1,000.00	$1,056.00	$3.28	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23	0.64%
Institutional Class
Actual	$1,000.00	$1,056.95	$2.15	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.12	0.42%

Fund expenses (unaudited)	Wells Fargo Advantage Asset Allocation Fund	7

Wells Fargo Advantage Asset Allocation Fund including underlying fund expenses	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,055.45	$6.97	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.84	1.36%
Class B
Actual	$1,000.00	$1,051.95	$10.79	2.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.41	$10.60	2.11%
Class C
Actual	$1,000.00	$1,051.24	$10.79	2.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.41	$10.60	2.11%
Class R
Actual	$1,000.00	$1,053.91	$8.24	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	$8.10	1.61%
Administrator Class
Actual	$1,000.00	$1,056.00	$5.95	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Institutional Class
Actual	$1,000.00	$1,056.95	$4.82	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73	0.94%
Asset Allocation Trust
Actual	$1,000.00	$1,059.89	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00	0.00%
Asset Allocation Trust including underlying fund expenses
Actual	$1,000.00	$1,059.89	$2.67	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62	0.52%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Investment Companies: 100.13%
Asset Allocation Trust (l)	497,408,888	$6,952,852,272

Total Investment Companies (Cost $5,547,361,124)		6,952,852,272

Total investments
(Cost $5,547,361,124)*	100.13%	6,952,852,272
Other assets and liabilities, net	(0.13)	(9,171,226)

Total net assets	100.00%	$6,943,681,046

(l)	Investment in an affiliate

*	Cost for federal income tax purposes is $5,547,536,717 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,405,315,555
Gross unrealized depreciation	0

Net unrealized appreciation	$1,405,315,555

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2013 (unaudited)	Wells Fargo Advantage Asset Allocation Fund	9

Assets
Investment in investment company shares, at value (see cost below)	$6,952,852,272
Receivable for Fund shares sold	12,654,561
Prepaid expenses and other assets	111,448

Total assets	6,965,618,281

Liabilities
Payable for Fund shares redeemed	15,104,733
Advisory fee payable	1,283,632
Distribution fees payable	1,951,553
Due to other related parties	1,878,105
Shareholder servicing fees payable	1,354,580
Accrued expenses and other liabilities	364,632

Total liabilities	21,937,235

Total net assets	$6,943,681,046

NET ASSETS CONSIST OF
Paid-in capital	$5,546,866,503
Accumulated net investment loss	(172,477,092)
Accumulated net realized gains on investments	163,800,487
Net unrealized gains on investments	1,405,491,148

Total net assets	$6,943,681,046

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,323,238,132
Shares outstanding – Class A	174,995,394
Net asset value per share – Class A	$13.28
Maximum offering price per share – Class A2	$14.09
Net assets – Class B	$542,805,102
Shares outstanding – Class B	41,414,800
Net asset value per share – Class B	$13.11
Net assets – Class C	$2,489,596,524
Shares outstanding – Class C	194,367,161
Net asset value per share – Class C	$12.81
Net assets – Class R	$32,085,268
Shares outstanding – Class R	2,441,966
Net asset value per share – Class R	$13.14
Net assets – Administrator Class	$1,018,054,002
Shares outstanding – Administrator Class	76,177,292
Net asset value per share – Administrator Class	$13.36
Net assets – Institutional Class	$537,902,018
Shares outstanding – Institutional Class	40,349,610
Net asset value per share – Institutional Class	$13.33

Investment in investment company shares, at cost	$5,547,361,124

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Asset Allocation Fund	Statement of operations—six months ended March 31, 2013 (unaudited)

Investment income	$ 0

Expenses
Advisory fee	7,732,820
Administration fees
Fund level	3,292,580
Class A	2,978,373
Class B	773,263
Class C	3,274,048
Class R	39,128
Administrator Class	725,387
Institutional Class	39,852 [1]
Shareholder servicing fees
Class A	2,863,821
Class B	740,443
Class C	3,148,123
Class R	37,623
Administrator Class	1,692,092
Distribution fees
Class B	2,230,567
Class C	9,444,370
Class R	37,623
Custody and accounting fees	103,434
Professional fees	10,052
Registration fees	33,149
Shareholder report expenses	209,673
Trustees’ fees and expenses	4,640
Other fees and expenses	40,922

Total expenses	39,451,983
Less: Fee waivers and/or expense reimbursements	(202,414)

Net expenses	39,249,569

Net investment loss	(39,249,569)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	163,976,080
Net change in unrealized gains (losses) on investments	239,910,894

Net realized and unrealized gains (losses) on investments	403,886,974

Net increase in net assets resulting from operations	$364,637,405

1.	For the period from November 30, 2012 (commencement of class operations) to March 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Asset Allocation Fund	11

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment loss		$(39,249,569)		$(84,995,886)
Net realized gains on investments		163,976,080		256,883,512
Net change in unrealized gains (losses) on investments		239,910,894		673,583,459

Net increase in net assets resulting from operations		364,637,405		845,471,085

Distributions to shareholders from
Net investment income
Class A		(57,362,700)		(45,876,928)
Class B		(9,294,476)		(14,725,864)
Class C		(43,156,505)		(46,825,513)
Class R		(645,944)		(472,123)
Administrator Class		(42,289,555)		(30,062,044)
Institutional Class		(2,036)[1]		N/A

Total distributions to shareholders		(152,751,216)		(137,962,472)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	14,704,696	191,662,271	35,814,683	441,038,146
Class B	113,552	1,455,873	199,710	2,414,348
Class C	5,456,301	68,329,622	14,868,940	176,064,142
Class R	631,341	8,134,119	751,747	9,178,937
Administrator Class	14,988,003	196,333,793	55,690,272	692,044,409
Institutional Class	41,285,340 [1]	540,536,992 [1]	N/A	N/A

		1,006,452,670		1,320,739,982

Reinvestment of distributions
Class A	4,125,811	52,562,832	3,440,601	40,977,565
Class B	702,281	8,848,740	1,155,830	13,592,564
Class C	2,710,463	33,365,798	2,952,848	33,987,278
Class R	42,436	535,537	32,735	386,274
Administrator Class	2,570,656	32,955,810	1,864,375	22,353,857
Institutional Class	159 [1]	2,036 [1]	N/A	N/A

		128,270,753		111,297,538

Payment for shares redeemed
Class A	(22,609,985)	(294,474,019)	(60,125,371)	(742,819,659)
Class B	(11,454,803)	(146,837,300)	(28,824,391)	(349,243,360)
Class C	(23,881,354)	(298,845,189)	(49,864,468)	(592,532,288)
Class R	(575,286)	(7,386,534)	(475,851)	(5,831,829)
Administrator Class	(61,507,076)	(806,653,091)	(58,332,737)	(722,431,554)
Institutional Class	(935,889)[1]	(12,446,115)[1]	N/A	N/A

		(1,566,642,248)		(2,412,858,690)

Net decrease in net assets resulting from capital share transactions		(431,918,825)		(980,821,170)

Total decrease in net assets		(220,032,636)		(273,312,557)

Net assets
Beginning of period		7,163,713,682		7,437,026,239

End of period		$6,943,681,046		$7,163,713,682

Undistributed (accumulated) net investment income (loss)		$(172,477,092)		$19,523,693

1.	For the period from November 30, 2012 (commencement of class operations) to March 31, 2013

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
CLASS A		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$12.91	$11.70	$11.76	$11.37	$9.38	$14.91	$14.81
Net investment income (loss)	(0.05)	(0.12)	(0.09)	(0.08)	(0.08)	(0.11)[3]	0.27
Net realized and unrealized gains (losses) on investments	0.75	1.56	0.20	0.47	2.34	(3.17)	0.77

Total from investment operations	0.70	1.44	0.11	0.39	2.26	(3.28)	1.04
Distributions to shareholders from
Net investment income	(0.33)	(0.23)	(0.14)	(0.00)[4]	(0.27)	(1.08)	(0.58)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.33)	(0.23)	(0.17)	(0.00)[4]	(0.27)	(2.25)	(0.94)
Net asset value, end of period	$13.28	$12.91	$11.70	$11.76	$11.37	$9.38	$14.91
Total return[5]	5.55%	12.48%	0.94%	3.45%	24.10%	(22.31)%	7.09%
Ratios to average net assets (annualized)
Gross expenses[6]	0.84%	0.84%	0.85%	0.85%	0.87%	0.82%	0.84%
Net expenses[6]	0.84%	0.84%	0.84%	0.85%	0.87%	0.81%	0.81%
Net investment income (loss)	(0.84)%	(0.84)%	(0.84)%	(0.85)%	(0.87)%	(0.81)%	1.73%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$2,323,238	$2,307,609	$2,336,095	$2,957,689	$3,077,187	$2,640,410	$4,405,430

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	13

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
CLASS B		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$12.66	$11.54	$11.60	$11.27	$9.30	$14.75	$14.65
Net investment income (loss)	(0.10)[3]	(0.19)[3]	(0.19)[3]	(0.14)	(0.17)	(0.20)[3]	0.15
Net realized and unrealized gains (losses) on investments	0.75	1.51	0.21	0.47	2.32	(3.13)	0.77

Total from investment operations	0.65	1.32	0.02	0.33	2.15	(3.33)	0.92
Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.07)	(0.00)[4]	(0.18)	(0.95)	(0.46)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.20)	(0.20)	(0.08)	(0.00)[4]	(0.18)	(2.12)	(0.82)
Net asset value, end of period	$13.11	$12.66	$11.54	$11.60	$11.27	$9.30	$14.75
Total return[5]	5.19%	11.61%	0.17%	2.95%	23.14%	(22.94)%	6.33%
Ratios to average net assets (annualized)
Gross expenses[6]	1.59%	1.59%	1.60%	1.60%	1.62%	1.56%	1.54%
Net expenses[6]	1.59%	1.59%	1.59%	1.59%	1.62%	1.56%	1.54%
Net investment income (loss)	(1.59)%	(1.59)%	(1.59)%	(1.59)%	(1.62)%	(1.56)%	0.91%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$542,805	$659,186	$917,860	$1,253,485	$1,415,023	$1,369,657	$2,131,841

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
CLASS C		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$12.40	$11.30	$11.36	$11.04	$9.12	$14.47	$14.39
Net investment income (loss)	(0.11)	(0.19)[3]	(0.19)[3]	(0.14)	(0.16)	(0.20)[3]	0.16
Net realized and unrealized gains (losses) on investments	0.74	1.49	0.21	0.46	2.27	(3.06)	0.74

Total from investment operations	0.63	1.30	0.02	0.32	2.11	(3.26)	0.90
Distributions to shareholders from
Net investment income	(0.22)	(0.20)	(0.07)	(0.00)[4]	(0.19)	(0.92)	(0.46)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.22)	(0.20)	(0.08)	(0.00)[4]	(0.19)	(2.09)	(0.82)
Net asset value, end of period	$12.81	$12.40	$11.30	$11.36	$11.04	$9.12	$14.47
Total return[5]	5.12%	11.64%	0.18%	2.92%	23.08%	(22.85)%	6.29%
Ratios to average net assets (annualized)
Gross expenses[6]	1.59%	1.59%	1.60%	1.60%	1.62%	1.56%	1.54%
Net expenses[6]	1.59%	1.59%	1.59%	1.60%	1.62%	1.56%	1.54%
Net investment income (loss)	(1.59)%	(1.59)%	(1.59)%	(1.60)%	(1.62)%	(1.56)%	1.01%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$2,489,597	$2,604,438	$2,736,064	$3,290,791	$3,490,657	$3,019,585	$4,666,033

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
CLASS R		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$12.76	$11.59	$11.66	$11.29	$9.32	$14.82	$14.73
Net investment income (loss)	(0.07)[3]	(0.13)[3]	(0.10)	(0.06)	(0.11)[3]	(0.14)[3]	0.25
Net realized and unrealized gains (losses) on investments	0.75	1.52	0.19	0.43	2.33	(3.15)	0.75

Total from investment operations	0.68	1.39	0.09	0.37	2.22	(3.29)	1.00
Distributions to shareholders from
Net investment income	(0.30)	(0.22)	(0.13)	(0.00)[4]	(0.25)	(1.04)	(0.55)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.30)	(0.22)	(0.16)	(0.00)[4]	(0.25)	(2.21)	(0.91)
Net asset value, end of period	$13.14	$12.76	$11.59	$11.66	$11.29	$9.32	$14.82
Total return[5]	5.39%	12.16%	0.71%	3.30%	23.77%	(22.52)%	6.83%
Ratios to average net assets (annualized)
Gross expenses[6]	1.09%	1.09%	1.09%	1.10%	1.12%	1.06%	1.04%
Net expenses[6]	1.09%	1.09%	1.09%	1.09%	1.12%	1.06%	1.04%
Net investment income (loss)	(1.09)%	(1.09)%	(1.09)%	(1.09)%	(1.12)%	(1.06)%	1.61%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$32,085	$29,899	$23,580	$20,893	$16,279	$11,035	$12,935

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
ADMINISTRATOR CLASS		2012	2011	2010[1,2]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$13.01	$11.77	$11.84	$11.42	$9.42	$14.99	$14.90
Net investment income (loss)	(0.04)[3]	(0.09)	(0.08)[3]	(0.01)	(0.06)[3]	(0.07)[3]	0.31
Net realized and unrealized gains (losses) on investments	0.75	1.57	0.22	0.43	2.36	(3.20)	0.77

Total from investment operations	0.71	1.48	0.14	0.42	2.30	(3.27)	1.08
Distributions to shareholders from
Net investment income	(0.36)	(0.24)	(0.17)	(0.00)[4]	(0.30)	(1.13)	(0.63)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)	(0.36)
Tax basis return of capital	0.00	0.00	(0.04)	0.00	0.00	(0.32)	0.00

Total distributions to shareholders	(0.36)	(0.24)	(0.21)	(0.00)[4]	(0.30)	(2.30)	(0.99)
Net asset value, end of period	$13.36	$13.01	$11.77	$11.84	$11.42	$9.42	$14.99
Total return[5]	5.60%	12.74%	1.12%	3.70%	24.40%	(22.12)%	7.29%
Ratios to average net assets (annualized)
Gross expenses[6]	0.67%	0.64%	0.65%	0.63%	0.62%	0.57%	0.54%
Net expenses[6]	0.64%	0.62%	0.63%	0.60%	0.62%	0.57%	0.54%
Net investment income (loss)	(0.64)%	(0.62)%	(0.63)%	(0.60)%	(0.62)%	(0.56)%	2.18%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%	2%
Net assets, end of period (000s omitted)	$1,018,054	$1,562,582	$1,423,427	$810,355	$639,903	$348,394	$337,645

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	17

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Period ended March 31, 2013[1] (unaudited)
Net asset value, beginning of period	$13.01
Net investment loss	(0.02)[2]
Net realized and unrealized gains (losses) on investments	0.74

Total from investment operations	0.72
Distributions to shareholders from
Net investment income	(0.40)
Net asset value, end of period	$13.33
Total return[3]	5.69%
Ratios to average net assets (annualized)
Gross expenses[4]	0.42%
Net expenses[4]	0.42%
Net investment loss	(0.42)%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000s omitted)	$537,902

1.	For the period from November 30, 2012 (commencement of class operations) to March 31, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). At March 31, 2013, the Fund owned 100% of Asset Allocation Trust. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains and losses resulting from investment transactions are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Asset Allocation Fund	19

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

20	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements (unaudited)

For the six months ended March 31 2012, Wells Fargo Funds Distributor, LLC received $183,209 from the sale of Class A shares and $33,762 and $11,855 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended March 31, 2013, the Fund made aggregate purchases and sales of $19,731,294 and $642,195,196, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $6,205 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Asset Allocation Trust	Portfolio of investments—March 31, 2013 (unaudited)

Security name			Shares	Value

Investment Companies : 99.70%

Alternative & Other Funds : 16.53%
GMO Alpha Only Fund Class IV ß			37,074,966	$897,955,670
GMO Special Situations Fund Class VI ß †			9,941,342	251,515,950

				1,149,471,620

Emerging Equity Fund : 9.95%
GMO Emerging Markets Fund Class VI ß			60,629,408	691,781,546

Fixed Income Funds : 20.27%
GMO Debt Opportunities Fund ß †			6,118,964	166,313,436
GMO Domestic Bond Fund Class VI ß			6,443,611	104,579,811
GMO Emerging Country Debt Fund Class IV ß			18,780,051	193,434,527
GMO Strategic Fixed Income Fund Class VI ß			57,258,162	944,759,679

				1,409,087,453

International Developed Equity Funds : 30.95%
GMO Currency Hedged International Equity Fund Class III ß			14,276,114	352,905,534
GMO Flexible Equities Fund Class VI ß			6,752,851	152,884,554
GMO International Core Equity Fund Class VI ß			28,263,956	827,286,006
GMO International Growth Equity Fund Class IV ß			3,108,903	80,769,302
GMO International Intrinsic Value Fund Class IV ß			26,045,321	556,848,965
GMO Risk Premium Fund Class VI ß †			17,038,042	180,944,010

				2,151,638,371

U.S. Equity Fund : 22.00%
GMO U.S. Flexible Equities Fund Class VI ß †			141,773,813	1,529,739,446

Total Investment Companies (Cost $6,193,776,011)				6,931,718,436

	Interest rate	Maturity date	Principal

Short-Term Investments : 0.34%

Time Deposit : 0.34%
State Street Bank Euro Dollar	0.01%	4-1-2013	$24,037,796	24,037,796

Total Short-Term Investments (Cost $24,037,796)				24,037,796

Total investments in securities
(Cost $6,217,813,807)*	100.04%	6,955,756,232
Other assets and liabilities, net	(0.04)	(2,903,960)

Total net assets	100.00%	$6,952,852,272

ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

†	Non-income-earning security

*	Cost for federal income tax purposes is $6,589,874,263 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$776,223,894
Gross unrealized depreciation	(410,341,925)

Net unrealized appreciation	$365,881,969

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2013 (unaudited)	Asset Allocation Trust	25

Assets
Investments
In affiliated investment company shares, at value (see cost below)	$6,931,718,436
In unaffiliated securities, at value (see cost below)	24,037,796

Total investments, at value (see cost below)	6,955,756,232
Receivable for investments sold	3,203,156
Receivable for interest	27
Receivable from adviser	5,526

Total assets	6,958,964,941

Liabilities
Payable for Trust shares redeemed	6,110,479
Accrued expenses and other liabilities	2,190

Total liabilities	6,112,669

Total net assets	$6,952,852,272

NET ASSETS CONSIST OF
Paid-in capital	$6,862,614,907
Undistributed net investment income	139,102,674
Accumulated net realized losses on investments	(786,807,734)
Net unrealized gains on investments	737,942,425

Total net assets	$6,952,852,272

Shares outstanding (unlimited number of shares authorized)	497,408,888
Net asset value per share	$13.98

Investments in affiliated investment company shares, at cost	$6,193,776,011

Investments in unaffiliated securities, at cost	$24,037,796

Total investments, at cost	$6,217,813,807

The accompanying notes are an integral part of these financial statements.

26	Asset Allocation Trust	Statement of operations —six months ended March 31, 2013 (unaudited)

Investment income
Dividends from affiliated investment company shares	$139,101,429
Interest	1,245

Total investment income	139,102,674

Expenses
Custody and accounting fees	5,533
Professional fees	26,357
Shareholder report expenses	164
Other fees and expenses	389

Total expenses	32,443
Less: Fee waivers and/or expense reimbursements	(32,443)

Net expenses	0

Net investment income	139,102,674

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Sale of affiliated investment company shares	37,422,899
Capital gain distributions from affiliated investment company shares	57,264,617

Net realized gains on investments	94,687,516
Net change in unrealized gains (losses) on affiliated investment company shares	170,096,620

Net realized and unrealized gains (losses) on investments	264,784,136

Net increase in net assets resulting from operations	$403,886,810

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Asset Allocation Trust	27

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income		$139,102,674		$230,772,827
Net realized gains on investments		94,687,516		638,995,004
Net change in unrealized gains (losses) on investments		170,096,620		60,632,240

Net increase in net assets resulting from operations		403,886,810		930,400,071

	Shares		Shares

Capital share transactions
Contributions	1,471,665	19,731,294	6,569,879	81,893,870
Withdrawals	(47,936,979)	(645,239,885)	(102,771,308)	(1,285,518,325)

Net decrease in net assets resulting from capital share transactions		(625,508,591)		(1,203,624,455)

Total decrease in net assets		(221,621,781)		(273,224,384)

Net assets
Beginning of period		7,174,474,053		7,447,698,437

End of period		$6,952,852,272		$7,174,474,053

Undistributed net investment income		$139,102,674		$0

The accompanying notes are an integral part of these financial statements.

28	Asset Allocation Trust	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended December 31
		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$13.19	$11.64	$11.43	$10.98	$8.77	$11.57	$11.57
Net investment income	0.28	0.42	0.21	0.12 [2]	0.24	0.70 [2]	0.42
Net realized and unrealized gains (losses) on investments	0.51	1.13	0.00 [3]	0.33	1.97	(3.15)	0.47

Total from investment operations	0.79	1.55	0.21	0.45	2.21	(2.45)	0.89
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.35)	(0.60)

Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	(0.35)	(0.89)
Net asset value, end of period	$13.98	$13.19	$11.64	$11.43	$10.98	$8.77	$11.57
Total return[4]	5.99%	13.32%	1.84%	4.10%	25.20%	(21.71)%	7.96%
Ratios to average net assets (annualized)
Gross expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.98%	3.10%	1.64%	1.48%	2.48%	6.78%	3.69%
Supplemental data
Portfolio turnover rate	8%	31%	22%	15%	22%	63%	55%
Net assets, end of period (000s omitted)	$6,952,852	$7,174,474	$7,447,698	$8,349,759	$8,635,057	$7,399,817	$11,516,725

1.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

5.	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Asset Allocation Trust	29

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

30	Asset Allocation Trust	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2012, the Trust had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $490,964,449 with $421,475,137 expiring in 2017; $65,386,905 expiring in 2018; and $4,102,407 expiring in 2019.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Investment companies	$4,984,149,604	$1,947,568,832	$0	$6,931,718,436

Short-term investments
Time deposit	0	24,037,796	0	24,037,796
	$4,984,149,604	$1,971,606,628	$0	$6,955,756,232

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Trust did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment and

Notes to financial statements (unaudited)	Asset Allocation Trust	31

personnel. Funds Management receives no compensation from the Trust for its services. During the six months ended March 31, 2013, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $32,443.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $567,039,954 and $967,723,237, respectively.

6. INVESTMENTS IN AFFILIATES

A summary of the transactions with affiliates for the six months ended March 31, 2013 was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividend income	Capital gain distributions
GMO Alpha Only Fund Class IV	43,729,540	381,022	(7,035,596)	37,074,966	$897,955,670	$0	$0
GMO Currency Hedged International Equity Fund Class III	25,095,810	641,038	(11,460,734)	14,276,114	352,905,534	9,796,035	4,858,093
GMO Debt Opportunities Fund	5,937,046	181,918	0	6,118,964	166,313,436	2,278,638	2,516,714
GMO Domestic Bond Fund Class VI	6,443,611	0	0	6,443,611	104,579,811	110,830	0
GMO Emerging Country Debt Fund Class IV	17,765,757	1,014,294	0	18,780,051	193,434,527	10,396,521	0
GMO Emerging Markets Fund Class VI	60,813,087	1,345,713	(1,529,392)	60,629,408	691,781,546	15,460,353	0
GMO Flexible Equities Fund Class VI	7,741,043	143,053	(1,131,245)	6,752,851	152,884,554	2,587,831	0
GMO International Core Equity Fund Class VI	31,305,421	711,616	(3,753,081)	28,263,956	827,286,006	19,896,799	0
GMO International Growth Equity Fund Class IV	0	3,219,194	(110,291)	3,108,903	80,769,302	1,382,975	0
GMO International Intrinsic Value Fund Class IV	21,262,639	5,603,357	(820,675)	26,045,321	556,848,965	12,095,095	0
GMO Risk Premium Fund Class VI	0	17,038,042	0	17,038,042	180,944,010	0	0
GMO Special Situations Fund Class VI	11,476,875	0	(1,535,533)	9,941,342	251,515,950	0	0
GMO Strategic Fixed Income Fund Class VI	57,798,131	2,984,591	(3,524,560)	57,258,162	944,759,679	48,111,616	0
GMO U.S. Flexible Equities Fund Class VI	160,026,122	8,186,883	(26,439,192)	141,773,813	1,529,739,446	16,984,736	49,889,810
					$6,931,718,436	$139,101,429	$57,264,617

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

32	Asset Allocation Trust	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. Each of the Trustees and Officers listed below acts in identical capacities. All of the Trustees are also Members of the Audit and Governance Committees of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo Advantage family of funds consisting of 130 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Wells Fargo Advantage family of funds consisting of 130 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 130 funds.
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Wells Fargo Advantage family of funds consisting of 130 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 130 funds.
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 130 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 130 funds.

Other information (unaudited)	Asset Allocation Trust	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo Advantage family of funds consisting of 130 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 130 funds.

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

34	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each a “Board” and collectively the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively with Funds Trust, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory agreements. In this regard, at an in-person meetings held on March 28-29, 2013 (the “Meeting”), the Funds Trust Board reviewed an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Asset Allocation Fund (the “Asset Allocation Fund”), and the Asset Allocation Trust Board reviewed an investment advisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively referred to as the “Funds.” The investment advisory agreements with Funds Management and GMO are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO, as applicable, and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Funds Trust Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist it in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Asset Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in the Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Trust’s investment objective and investment strategies are substantially similar to those of the Asset Allocation Fund. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.

In providing information to the Boards, Funds Management and GMO were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Boards considered the information they believed relevant, including but not limited to, the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and GMO about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Boards evaluated information provided to them about both Funds together and with respect to each Fund separately as they considered appropriate.

After their deliberations, the Boards unanimously determined that the continuation of the Advisory Agreements is in the best interests of the respective Funds and their shareholders, and that the compensation payable to Funds Management is reasonable. The Funds Trust Board considered the continuation of the Advisory Agreements for the Asset Allocation Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Funds Trust Board in reaching its determination.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and GMO under the respective Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management and GMO, and the qualifications, background, tenure and responsibilities of each of the portfolio managers of GMO primarily responsible for the day-to-day portfolio management of the Asset Allocation Trust.

The Boards evaluated the ability of Funds Management and GMO, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the administrative and other services provided to the

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	35

Funds by Funds Management and its affiliates and Funds Management’s oversight of the Funds’ various service providers.

Fund performance and expenses

The Boards considered the performance results for the Asset Allocation Fund over various time periods ended December 31, 2012. The Boards also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Asset Allocation Fund (the “Universe”), and in comparison to the Asset Allocation Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Funds Trust Board noted that the performance of the Asset Allocation Fund (Administrator Class) was higher than or in range of the median performance of the Universe for all periods under review. The Funds Trust Board also noted that the performance of the Asset Allocation Fund was higher than or in range of its benchmark, the GMO Global Balanced Index, for all periods under review except the one-year period.

With respect to the Asset Allocation Trust, the Asset Allocation Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Asset Allocation Trust Board also took note of the performance of the Asset Allocation Trust in the context of reviewing the performance of the Asset Allocation Fund.

The Funds Trust Board received and considered information regarding the Asset Allocation Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Asset Allocation Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment management fee rates

The Funds Trust Board reviewed and considered the contractual investment management fee rates that are payable by the Asset Allocation Fund to Funds Management for investment advisory services (the “Management Agreement Rates”), both on a stand-alone basis and on a combined basis with the Asset Allocation Fund’s class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board noted that the administration fees include transfer agency costs.

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of the Asset Allocation Fund with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of the Asset Allocation Fund were in range of the median rate for the Asset Allocation Fund’s expense Groups for all classes except Class A. The Funds Trust Board and Funds Management agreed to revise the advisory fee schedule for the Asset Allocation Fund by adding an additional breakpoint.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay a fee to GMO for its advisory services and that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and GMO to other types of clients. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the Management Agreement Rates for the Asset Allocation Fund were reasonable in light of the services covered by the Advisory Agreement.

Profitability

The Funds Trust Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Asset Allocation Fund. Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Asset Allocation Fund

36	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

and the fund family as a whole. Among other things, the Funds Trust Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Funds Trust Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreement.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and thus that GMO’s profitability from its relationships with the Asset Allocation Trust was not a material factor in determining whether to renew the Advisory Agreement with GMO.

Economies of scale

With respect to possible economies of scale, the Funds Trust Board reviewed the breakpoints in the Asset Allocation Fund’s advisory fee and administration fee structure, which operate generally to reduce the Asset Allocation Fund’s expense ratios as the Asset Allocation Fund grows in size. The Funds Trust Board considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Funds Trust Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Asset Allocation Fund. The Funds Trust Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Funds Trust Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Asset Allocation Fund.

Other benefits to Funds Management and GMO

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates or GMO, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Funds Trust Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Asset Allocation Fund and receives certain compensation for those services. The Funds Trust Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Funds.

Based on their consideration of the factors and information they deemed relevant, including those described here, the respective Boards did not find that any ancillary benefits received by Funds Management and its affiliates or GMO were unreasonable.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, each Board unanimously approved the continuation of the respective Advisory Agreement for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Asset Allocation Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215913 05-13 SA224/SAR224 3-13

Wells Fargo Advantage

C&B Mid Cap Value Fund

Semi-Annual Report

March 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage C&B Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage C&B Mid Cap Value Fund for the six-month period ended March 31, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity styles to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 14.48%, while the mid-cap-focused Russell Midcap® Index2 posted a 16.21% total return.

The U.S. economy improved with the support of an accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in March 2013, and housing market activity as measured by many metrics—sales, building permits, and prices—advanced from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by keeping its key rate at a historic low of 0.75%.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

4	Wells Fargo Advantage C&B Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Cooke & Bieler, L.P.

Portfolio managers

Daren C. Heitman, CFA

Steve Lyons, CFA

Michael M. Meyer, CFA

Edward W. O’Connor, CFA

R. James O’Neil, CFA

Mehul Trivedi, CFA

William Weber, CFA

Average annual total returns1 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (CBMAX)	7-26-2004	12.09	8.14	9.74	18.90	9.43	10.39	1.39	1.21
Class B (CBMBX)*	7-26-2004	13.00	8.33	9.82	18.00	8.62	9.82	2.14	1.96
Class C (CBMCX)	7-26-2004	16.98	8.60	9.57	17.98	8.60	9.57	2.14	1.96
Administrator Class (CBMIX)	7-26-2004	–	–	–	18.95	9.50	10.51	1.23	1.16
Institutional Class (CBMSX)	7-26-2004	–	–	–	19.30	9.77	10.75	0.96	0.91
Investor Class (CBMDX)	2-18-1998	–	–	–	18.87	9.38	10.41	1.45	1.26
Russell Midcap® Value Index[4]	–	–	–	–	21.49	8.53	12.57	–	–

* Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2013
Lam Research Corporation	3.41
Gildan Activewear Incorporated	3.07
Western Union Company	3.05
Ball Corporation	3.05
RenaissanceRe Holdings Limited	2.92
NVR Incorporated	2.78
Quest Diagnostics Incorporated	2.78
TCF Financial Corporation	2.77
Steelcase Incorporated	2.74
Harsco Corporation	2.58

Sector distribution[6] as of March 31, 2013

1.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares. Historical performance shown for the Administrator and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Historical performance shown for the Investor Class shares through June 19, 2008, includes Class D expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.25% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage C&B Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,170.11	$6.49	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class B
Actual	$1,000.00	$1,165.25	$10.53	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Class C
Actual	$1,000.00	$1,165.05	$10.53	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,170.09	$6.22	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Institutional Class
Actual	$1,000.00	$1,171.57	$4.87	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Investor Class
Actual	$1,000.00	$1,169.89	$6.76	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 94.86%

Consumer Discretionary: 15.83%

Hotels, Restaurants & Leisure: 2.61%
Darden Restaurants Incorporated «	49,200	$2,542,654
International Speedway Corporation Class A «	52,150	1,704,262

		4,246,916

Household Durables: 2.78%
NVR Incorporated †	4,200	4,536,462

Leisure Equipment & Products: 2.56%
Hasbro Incorporated «	94,900	4,169,906

Media: 2.53%
Omnicom Group Incorporated «	70,000	4,123,000

Specialty Retail: 2.28%
Best Buy Company Incorporated «	167,650	3,713,448

Textiles, Apparel & Luxury Goods: 3.07%
Gildan Activewear Incorporated	125,400	5,004,714

Consumer Staples: 3.13%

Beverages: 1.66%
Coca-Cola Enterprises Incorporated	73,200	2,702,544

Personal Products: 1.47%
Avon Products Incorporated	115,400	2,392,242

Energy: 1.76%

Oil, Gas & Consumable Fuels: 1.76%
Noble Energy Incorporated	24,800	2,868,368

Financials: 19.82%

Commercial Banks: 6.73%
City National Corporation «	60,500	3,564,055
TCF Financial Corporation «	301,500	4,510,440
Umpqua Holdings Corporation «	218,300	2,894,658

		10,969,153

Insurance: 13.09%
Axis Capital Holdings Limited	81,700	3,400,354
RenaissanceRe Holdings Limited	51,800	4,765,082
Stancorp Financial Group Incorporated «	81,600	3,489,216
Stewart Information Services Corporation «	123,500	3,145,545
Torchmark Corporation	63,800	3,815,240
Willis Group Holdings plc	68,700	2,712,963

		21,328,400

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Health Care: 9.19%

Health Care Equipment & Supplies : 2.36%
West Pharmaceutical Services Incorporated	59,100	$3,837,954

Health Care Providers & Services: 6.83%
Cardinal Health Incorporated «	83,200	3,462,784
MEDNAX Incorporated «†	35,100	3,146,013
Quest Diagnostics Incorporated «	80,100	4,521,645

		11,130,442

Industrials: 17.55%

Building Products: 2.53%
Quanex Building Products Corporation	255,900	4,119,990

Commercial Services & Supplies: 7.78%
Brink’s Company	83,500	2,359,710
Cintas Corporation «	73,700	3,252,381
G&K Services Incorporated Class A	57,300	2,607,723
Steelcase Incorporated	303,000	4,463,190

		12,683,004

Machinery: 7.24%
Albany International Corporation Class A	120,000	3,468,000
Harsco Corporation	169,800	4,205,946
Kennametal Incorporated «	105,500	4,118,720

		11,792,666

Information Technology: 14.06%

Electronic Equipment, Instruments & Components: 1.87%
Molex Incorporated «	104,289	3,053,582

IT Services: 3.05%
Western Union Company	330,400	4,969,216

Semiconductors & Semiconductor Equipment: 7.06%
Entegris Incorporated †	197,300	1,945,378
Lam Research Corporation «†	134,000	5,555,640
Teradyne Incorporated «†	246,200	3,993,364

		11,494,382

Software: 2.08%
Rovi Corporation †	158,253	3,388,197

Materials: 11.28%

Containers & Packaging: 8.76%
Ball Corporation	104,400	4,967,352
Bemis Company Incorporated «	61,400	2,478,104
Crown Holdings Incorporated †	58,200	2,421,702
Packaging Corporation of America	37,000	1,660,190

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	9

Security name		Shares	Value

Containers & Packaging (continued)
Rock-Tenn Company Class A		29,700	$2,755,863

			14,283,211

Metals & Mining: 2.52%
Reliance Steel & Aluminum Company		57,700	4,106,509

Utilities: 2.24%

Electric Utilities: 2.24%
Entergy Corporation		57,800	3,655,272

Total Common Stocks (Cost $120,596,205)			154,569,578

	Yield

Short-Term Investments: 34.23%

Investment Companies: 34.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	7,874,628	7,874,628
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18	47,893,583	47,893,583

Total Short-Term Investments (Cost $55,768,211)			55,768,211

Total investments in securities (Cost $176,364,416) *	129.09%	210,337,789
Other assets and liabilities, net	(29.09)	(47,402,243)

Total net assets	100.00%	$162,935,546

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $181,573,889 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,911,273
Gross unrealized depreciation	(7,147,373)

Net unrealized appreciation	$28,763,900

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage C&B Mid Cap Value Fund	Statement of assets and liabilities—March 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$154,569,578
In affiliated securities, at value (see cost below)	55,768,211

Total investments, at value (see cost below)	210,337,789
Cash	43,492
Receivable for investments sold	5,010,471
Receivable for Fund shares sold	265,337
Receivable for dividends	216,901
Receivable for securities lending income	4,768
Prepaid expenses and other assets	21,781

Total assets	215,900,539

Liabilities
Payable for investments purchased	4,827,997
Payable for Fund shares redeemed	62,251
Payable upon receipt of securities loaned	47,893,583
Advisory fee payable	72,976
Distribution fees payable	4,271
Due to other related parties	43,438
Accrued expenses and other liabilities	60,477

Total liabilities	52,964,993

Total net assets	$162,935,546

NET ASSETS CONSIST OF
Paid-in capital	$267,254,883
Undistributed net investment income	216,466
Accumulated net realized losses on investments	(138,509,176)
Net unrealized gains on investments	33,973,373

Total net assets	$162,935,546

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$16,712,321
Shares outstanding – Class A	791,885
Net asset value per share – Class A	$21.10
Maximum offering price per share – Class A2	$22.39
Net assets – Class B	$907,891
Shares outstanding – Class B	44,253
Net asset value per share – Class B	$20.52
Net assets – Class C	$5,958,016
Shares outstanding – Class C	291,337
Net asset value per share – Class C	$20.45
Net assets – Administrator Class	$13,181,163
Shares outstanding – Administrator Class	617,722
Net asset value per share – Administrator Class	$21.34
Net assets – Institutional Class	$14,929,195
Shares outstanding – Institutional Class	702,348
Net asset value per share – Institutional Class	$21.26
Net assets – Investor Class	$111,246,960
Shares outstanding – Investor Class	5,246,367
Net asset value per share – Investor Class	$21.20

Investments in unaffiliated securities (including securities on loan), at cost	$120,596,205

Investments in affiliated securities, at cost	$55,768,211

Total investments, at cost	$176,364,416

Securities on loan, at value	$46,798,089

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2013 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	11

Investment income
Dividends*	$1,307,808
Securities lending income, net	35,586
Income from affiliated securities	3,602

Total investment income	1,346,996

Expenses
Advisory fee	521,905
Administration fees
Fund level	37,279
Class A	18,655
Class B	1,319
Class C	6,997
Administrator Class	5,657
Institutional Class	8,296
Investor Class	154,103
Shareholder servicing fees
Class A	17,938
Class B	1,268
Class C	6,728
Administrator Class	13,939
Investor Class	120,393
Distribution fees
Class B	3,805
Class C	20,184
Custody and accounting fees	7,399
Professional fees	15,562
Registration fees	33,496
Shareholder report expenses	19,718
Trustees’ fees and expenses	6,614
Other fees and expenses	4,698

Total expenses	1,025,953
Less: Fee waivers and/or expense reimbursements	(117,130)

Net expenses	908,823

Net investment income	438,173

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	7,509,369
Net change in unrealized gains (losses) on investments	15,620,927

Net realized and unrealized gains (losses) on investments	23,130,296

Net increase in net assets resulting from operations	$23,568,469

* Net of foreign dividend withholding taxes in the amount of	$3,487

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage C&B Mid Cap Value Fund	Statement of changes in net assets

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income		$438,173		$1,404,937
Net realized gains on investments		7,509,369		13,564,401
Net change in unrealized gains (losses) on investments		15,620,927		23,408,820

Net increase in net assets resulting from operations		23,568,469		38,378,158

Distributions to shareholders from
Net investment income
Class A		(132,553)		(76,365)
Class C		(13,953)		0
Administrator Class		(101,884)		(77,026)
Institutional Class		(312,656)		(239,976)
Investor Class		(847,059)		(484,599)

Total distributions to shareholders		(1,408,105)		(877,966)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	138,488	2,714,350	172,921	2,916,755
Class B	1,388	26,047	3,680	60,088
Class C	22,404	434,097	19,237	326,431
Administrator Class	105,936	2,053,186	84,108	1,408,769
Institutional Class	134,420	2,609,188	563,182	9,694,744
Investor Class	888,845	17,542,377	420,654	7,159,723

		25,379,245		21,566,510

Reinvestment of distributions
Class A	7,079	130,811	4,736	71,994
Class C	737	13,225	0	0
Administrator Class	4,229	79,000	4,012	61,627
Institutional Class	12,902	239,840	14,741	225,392
Investor Class	45,126	837,994	30,686	468,578

		1,300,870		827,591

Payment for shares redeemed
Class A	(92,697)	(1,762,757)	(233,194)	(3,957,112)
Class B	(33,120)	(603,497)	(120,439)	(1,956,540)
Class C	(30,365)	(563,236)	(59,857)	(980,405)
Administrator Class	(69,839)	(1,328,955)	(235,161)	(4,062,387)
Institutional Class	(804,421)	(15,704,918)	(818,626)	(14,082,658)
Investor Class	(670,509)	(12,818,845)	(1,177,196)	(20,009,640)

		(32,782,208)		(45,048,742)

Net decrease in net assets resulting from capital share transactions		(6,102,093)		(22,654,641)

Total increase in net assets		16,058,271		14,845,551

Net assets
Beginning of period		146,877,275		132,031,724

End of period		$162,935,546		$146,877,275

Undistributed net investment income		$216,466		$1,186,398

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	13

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS A		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$18.22	$14.06	$14.16	$12.33	$11.29	$21.80	$23.79
Net investment income	0.06 [2]	0.16	0.06	0.09 [2]	0.11 [2]	0.18 [2]	0.03 [2]
Net realized and unrealized gains (losses) on investments	3.00	4.10	(0.06)	1.81	1.10	(6.52)	0.70

Total from investment operations	3.06	4.26	0.00	1.90	1.21	(6.34)	0.73
Distributions to shareholders from
Net investment income	(0.18)	(0.10)	(0.10)	(0.07)	(0.17)	(0.06)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)	(2.66)

Total distributions to shareholders	(0.18)	(0.10)	(0.10)	(0.07)	(0.17)	(4.17)	(2.72)
Net asset value, end of period	$21.10	$18.22	$14.06	$14.16	$12.33	$11.29	$21.80
Total return[3]	17.01%	30.42%	(0.10)%	15.44%	11.05%	(34.84)%	2.95%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.38%	1.35%	1.40%	1.45%	1.43%	1.36%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.35%	1.36%
Net investment income	0.60%	0.97%	0.48%	0.70%	1.06%	1.19%	0.15%
Supplemental data
Portfolio turnover rate	21%	25%	44%	23%	47%	31%	56%
Net assets, end of period (000s omitted)	$16,712	$13,466	$11,174	$14,136	$16,830	$18,246	$50,622

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS B		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$17.61	$13.60	$13.72	$11.96	$10.90	$21.29	$23.38
Net investment income (loss)	(0.02)[2]	0.02 [2]	(0.04)[2]	(0.01)[2]	0.04 [2]	0.07 [2]	(0.14)[2]
Net realized and unrealized gains (losses) on investments	2.93	3.99	(0.08)	1.77	1.07	(6.35)	0.71

Total from investment operations	2.91	4.01	(0.12)	1.76	1.11	(6.28)	0.57
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.05)	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)	(2.66)

Total distributions to shareholders	0.00	0.00	0.00	0.00	(0.05)	(4.11)	(2.66)
Net asset value, end of period	$20.52	$17.61	$13.60	$13.72	$11.96	$10.90	$21.29
Total return[3]	16.52%	29.49%	(0.87)%	14.72%	10.27%	(35.41)%	2.23%
Ratios to average net assets (annualized)
Gross expenses	2.13%	2.12%	2.10%	2.15%	2.21%	2.18%	2.11%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	2.10%	2.11%
Net investment income (loss)	(0.16)%	0.14%	(0.28)%	(0.05)%	0.34%	0.46%	(0.60)%
Supplemental data
Portfolio turnover rate	21%	25%	44%	23%	47%	31%	56%
Net assets, end of period (000s omitted)	$908	$1,338	$2,622	$3,826	$4,177	$5,123	$14,293

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS C		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$17.60	$13.59	$13.71	$11.96	$10.91	$21.29	$23.39
Net investment income (loss)	(0.03)	0.03 [2]	(0.04)[2]	(0.00)[2]	0.03 [2]	0.07 [2]	(0.14)[2]
Net realized and unrealized gains (losses) on investments	2.93	3.98	(0.08)	1.75	1.08	(6.34)	0.70

Total from investment operations	2.90	4.01	(0.12)	1.75	1.11	(6.27)	0.56
Distributions to shareholders from
Net investment income	(0.05)	0.00	0.00	0.00	(0.06)	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)	(2.66)

Total distributions to shareholders	(0.05)	0.00	0.00	0.00	(0.06)	(4.11)	(2.66)
Net asset value, end of period	$20.45	$17.60	$13.59	$13.71	$11.96	$10.91	$21.29
Total return[3]	16.51%	29.51%	(0.88)%	14.63%	10.24%	(35.26)%	2.18%
Ratios to average net assets (annualized)
Gross expenses	2.13%	2.13%	2.10%	2.15%	2.20%	2.16%	2.11%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	2.09%	2.11%
Net investment income (loss)	(0.15)%	0.21%	(0.27)%	(0.04)%	0.31%	0.46%	(0.60)%
Supplemental data
Portfolio turnover rate	21%	25%	44%	23%	47%	31%	56%
Net assets, end of period (000s omitted)	$5,958	$5,254	$4,611	$6,137	$6,105	$6,147	$16,171

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$18.42	$14.22	$14.32	$12.47	$11.39	$21.98	$23.93
Net investment income	0.06 [2]	0.17 [2]	0.09 [2]	0.10 [2]	0.12 [2]	0.24 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	3.05	4.14	(0.07)	1.82	1.11	(6.62)	0.71

Total from investment operations	3.11	4.31	0.02	1.92	1.23	(6.38)	0.79
Distributions to shareholders from
Net investment income	(0.19)	(0.11)	(0.12)	(0.07)	(0.15)	(0.10)	(0.08)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)	(2.66)

Total distributions to shareholders	(0.19)	(0.11)	(0.12)	(0.07)	(0.15)	(4.21)	(2.74)
Net asset value, end of period	$21.34	$18.42	$14.22	$14.32	$12.47	$11.39	$21.98
Total return[3]	17.01%	30.44%	0.01%	15.47%	11.13%	(34.77)%	3.18%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.21%	1.18%	1.22%	1.28%	1.24%	1.18%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.64%	1.00%	0.55%	0.78%	1.11%	1.52%	0.35%
Supplemental data
Portfolio turnover rate	21%	25%	44%	23%	47%	31%	56%
Net assets, end of period (000s omitted)	$13,181	$10,636	$10,299	$9,582	$13,237	$13,383	$102,201

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$18.38	$14.19	$14.29	$12.44	$11.43	$22.06	$24.02
Net investment income	0.09 [2]	0.23	0.13	0.13 [2]	0.15 [2]	0.24 [2]	0.14 [2]
Net realized and unrealized gains (losses) on investments	3.03	4.11	(0.08)	1.82	1.10	(6.60)	0.71

Total from investment operations	3.12	4.34	0.05	1.95	1.25	(6.36)	0.85
Distributions to shareholders from
Net investment income	(0.24)	(0.15)	(0.15)	(0.10)	(0.24)	(0.16)	(0.15)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)	(2.66)

Total distributions to shareholders	(0.24)	(0.15)	(0.15)	(0.10)	(0.24)	(4.27)	(2.81)
Net asset value, end of period	$21.26	$18.38	$14.19	$14.29	$12.44	$11.43	$22.06
Total return[3]	17.16%	30.80%	0.21%	15.78%	11.45%	(34.63)%	3.44%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.92%	0.96%	1.02%	0.98%	0.91%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.93%	1.31%	0.76%	1.02%	1.41%	1.58%	0.60%
Supplemental data
Portfolio turnover rate	21%	25%	44%	23%	47%	31%	56%
Net assets, end of period (000s omitted)	$14,929	$24,983	$22,704	$34,910	$31,421	$33,017	$79,559

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INVESTOR CLASS		2012	2011	2010[1]	2009	2008[2]	2007[2]
Net asset value, beginning of period	$18.30	$14.12	$14.22	$12.37	$11.34	$21.89	$23.86
Net investment income	0.05 [3]	0.16	0.07	0.08 [3]	0.11 [3]	0.20 [3]	0.06 [3]
Net realized and unrealized gains (losses) on investments	3.02	4.11	(0.09)	1.83	1.10	(6.58)	0.71

Total from investment operations	3.07	4.27	(0.02)	1.91	1.21	(6.38)	0.77
Distributions to shareholders from
Net investment income	(0.17)	(0.09)	(0.08)	(0.06)	(0.18)	(0.06)	(0.08)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(4.11)	(2.66)

Total distributions to shareholders	(0.17)	(0.09)	(0.08)	(0.06)	(0.18)	(4.17)	(2.74)
Net asset value, end of period	$21.20	$18.30	$14.12	$14.22	$12.37	$11.34	$21.89
Total return[4]	16.99%	30.34%	(0.19)%	15.39%	11.09%	(34.87)%	3.12%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.45%	1.42%	1.49%	1.56%	1.47%	1.36%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.56%	0.91%	0.42%	0.64%	1.01%	1.30%	0.26%
Supplemental data
Portfolio turnover rate	21%	25%	44%	23%	47%	31%	56%
Net assets, end of period (000s omitted)	$111,247	$91,201	$80,622	$120,364	$163,708	$185,541	$634,872

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Effective June 20, 2008, Class D was renamed Investor Class.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $137,779,708 with $54,489,387 expiring in 2016, $64,071,649 expiring in 2017, and $19,218,672 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Notes to financial statements (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	21
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$154,569,578	$0	$0	$154,569,578

Short-term investments
Investment companies	7,874,628	47,893,583	0	55,768,211
	$162,444,206	$47,893,583	$0	$210,337,789

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any significant transfers into/out of Level 1 or Level 2

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Cooke & Bieler, L.P. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 1.15% for Administrator Class shares, 0.90% for Institutional Class shares, and 1.25% for Investor Class shares.

22	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $1,126 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $30,813,897 and $42,046,976, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $127 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage C&B Mid Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage C&B Mid Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. (the “Sub-Adviser”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

Other information (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	27

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell Midcap® Value Index, for the one- and five-year periods under review, and lower than the benchmark for the three- and ten-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the three- and ten-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the explanation of the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees) custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board considered that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups, except for the Institutional Class. The Board viewed favorably the fact that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated extensive information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis. The Board considered that the Sub-Adviser agreed to reduce the sub-advisory fee schedule for the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

28	Wells Fargo Advantage C&B Mid Cap Value Fund	Other information (unaudited)

Profitability

The Board received and considered an analysis of the profitability of Funds Management, as well as an analysis of the profitability of Wells Fargo as a whole, from providing services to the Fund. Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreement.

The Board also received separate profitability information with respect to the Sub-Adviser, which is not affiliated with Funds Management. The Board did not deem the profits reported by the Sub-Adviser to be at a level that would prevent it from approving the continuation of the sub-advisory agreement.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Sub-Adviser as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates or the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates and the Sub-Adviser were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage C&B Mid Cap Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215914 05-13 SA228/SAR228 3-13

Wells Fargo Advantage Common Stock Fund

Semi-Annual Report

March 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Common Stock Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Common Stock Fund for the six-month period ended March 31, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity asset styles to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 14.48%, while the mid-cap-focused Russell Midcap® Index2 posted a 16.21% total return.

The U.S. economy improved with the support of an accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in March 2013, and housing market activity as measured by many metrics—sales, building permits, and prices—advanced from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by keeping its key rate at a historic low of 0.75%.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Common Stock Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

4	Wells Fargo Advantage Common Stock Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Thomas D. Wooden, CFA

Average annual total returns1 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCSAX)	11-30-2000	8.48	8.13	11.56	15.09	9.41	12.23	1.32	1.27
Class B (SCSKX)*	11-30-2000	9.21	8.28	11.62	14.21	8.56	11.62	2.07	2.02
Class C (CSTSAX)	11-30-2000	13.16	8.57	11.36	14.16	8.57	11.36	2.07	2.02
Administrator Class (SCSDX)	7-30-2010	–	–	–	15.29	9.51	12.28	1.16	1.11
Institutional Class (SCNSX)	7-30-2010	–	–	–	15.46	9.64	12.34	0.89	0.89
Investor Class (STCSX)	12-29-1989	–	–	–	15.00	9.36	12.26	1.38	1.30
Russell 2500™ Index[4]	–	–	–	–	17.73	9.02	12.30	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Common Stock Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2013
CareFusion Corporation	1.65
Capella Education Company	1.62
ON Semiconductor Corporation	1.57
Arch Capital Group Limited	1.48
Universal Health Services Class B	1.44
Global Payments Incorporated	1.43
GATX Corporation	1.42
Nuance Communications Incorporated	1.41
Republic Services Incorporated	1.41
Hologic Incorporated	1.40

Sector distribution[6] as of March 31, 2013

1.	Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, the returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 1.10% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Common Stock Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,132.94	$6.70	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Class B
Actual	$1,000.00	$1,128.69	$10.67	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.91	$10.10	2.01%
Class C
Actual	$1,000.00	$1,128.11	$10.66	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.91	$10.10	2.01%
Administrator Class
Actual	$1,000.00	$1,133.92	$5.80	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Institutional Class
Actual	$1,000.00	$1,134.65	$4.63	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.38	0.87%
Investor Class
Actual	$1,000.00	$1,132.44	$6.86	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.49	1.29%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Common Stock Fund	7

Security name	Shares	Value

Common Stocks: 86.94%

Consumer Discretionary: 17.12%

Auto Components: 0.06%
Allison Transmission Holdings Incorporated	29,913	$718,211

Diversified Consumer Services: 3.00%
Capella Education Company †**	673,363	20,968,524
Grand Canyon Education Incorporated †	699,466	17,759,442

		38,727,966

Hotels, Restaurants & Leisure: 1.75%
Royal Caribbean Cruises Limited	396,241	13,163,126
Texas Roadhouse Incorporated	464,273	9,373,672

		22,536,798

Household Durables: 2.06%
Harman International Industries Incorporated	303,133	13,528,826
Mohawk Industries Incorporated †	115,302	13,042,962

		26,571,788

Media: 4.06%
Cablevision Systems Corporation New York Group Class A	765,240	11,447,990
Interpublic Group of Companies Incorporated	1,337,750	17,430,883
Scripps Networks Interactive Incorporated «	176,858	11,379,044
Time Warner Cable Incorporated	126,360	12,138,142

		52,396,059

Specialty Retail: 6.19%
Ann Incorporated †	525,359	15,245,918
Children’s Place Retail Stores Incorporated †	235,512	10,555,648
Express Incorporated †	914,120	16,280,477
PetSmart Incorporated	220,566	13,697,149
Tractor Supply Company	116,464	12,127,396
Urban Outfitters Incorporated †	311,008	12,048,450

		79,955,038

Consumer Staples: 0.95%

Household Products: 0.95%
Church & Dwight Company Incorporated	189,969	12,277,696

Energy: 6.70%

Energy Equipment & Services: 4.61%
Cameron International Corporation †	264,239	17,228,383
Dresser-Rand Group Incorporated †	194,170	11,972,522
Helmerich & Payne Incorporated «	228,852	13,891,316
Noble Corporation	428,223	16,336,707

		59,428,928

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Common Stock Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 2.09%
Forest Oil Corporation †«	2,903,088	$15,270,243
Newfield Exploration Company †	523,540	11,737,767

		27,008,010

Financials: 14.50%

Capital Markets: 2.25%
Greenhill & Company Incorporated «	262,014	13,986,307
Waddell & Reed Financial Incorporated «	342,771	15,006,514

		28,992,821

Commercial Banks: 2.56%
CapitalSource Incorporated	1,236,521	11,895,332
MB Financial Incorporated	286,122	6,915,569
National Bank Holdings Corporation Class A	780,305	14,279,582

		33,090,483

Consumer Finance: 1.24%
DFC Global Corporation †«	963,065	16,025,402

Insurance: 4.70%
Arch Capital Group Limited †	363,934	19,132,010
CNO Financial Group Incorporated «	1,235,426	14,145,628
Reinsurance Group of America Incorporated	208,294	12,428,903
RenaissanceRe Holdings Limited	162,309	14,930,805

		60,637,346

REITs: 3.75%
BioMed Realty Trust Incorporated	679,334	14,673,614
Campus Crest Communities Incorporated	1,266,300	17,601,570
Hersha Hospitality Trust	2,766,490	16,156,302

		48,431,486

Health Care: 9.46%

Health Care Equipment & Supplies: 5.39%
CareFusion Corporation †	610,227	21,351,843
DENTSPLY International Incorporated «	364,331	15,454,921
Hologic Incorporated †«	801,161	18,106,239
Varian Medical Systems Incorporated †	203,867	14,678,424

		69,591,427

Health Care Providers & Services: 1.44%
Universal Health Services Class B	291,505	18,618,424

Life Sciences Tools & Services: 2.63%
Parexel International Corporation †	426,287	16,842,599
PerkinElmer Incorporated	507,375	17,068,095

		33,910,694

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Common Stock Fund	9

Security name	Shares	Value

Industrials: 14.00%

Airlines: 1.86%
Alaska Air Group Incorporated †	249,326	$15,946,891
United Continental Holdings Incorporated †«	251,013	8,034,926

		23,981,817

Commercial Services & Supplies: 3.07%
Herman Miller Incorporated	151,937	4,204,097
Republic Services Incorporated	552,378	18,228,474
Steelcase Incorporated	1,167,219	17,193,136

		39,625,707

Electrical Equipment: 1.55%
AMETEK Incorporated	252,562	10,951,088
Babcock & Wilcox Company	320,389	9,102,251

		20,053,339

Machinery: 2.94%
Gardner Denver Incorporated	92,291	6,931,977
SPX Corporation	215,505	17,016,275
Wabash National Corporation †	1,384,523	14,066,754

		38,015,006

Road & Rail: 3.16%
Avis Budget Group Incorporated †«	574,271	15,981,962
Con-way Incorporated	246,309	8,672,540
Ryder System Incorporated	269,140	16,081,115

		40,735,617

Trading Companies & Distributors: 1.42%
GATX Corporation «	352,072	18,297,182

Information Technology: 18.64%

Communications Equipment: 1.26%
Riverbed Technology Incorporated †	1,088,587	16,230,832

Computers & Peripherals: 1.30%
Diebold Incorporated	554,679	16,817,867

Electronic Equipment, Instruments & Components: 2.42%
Molex Incorporated Class A	659,398	15,904,680
Trimble Navigation Limited †	511,056	15,311,238

		31,215,918

IT Services: 5.93%
Alliance Data Systems Corporation †«	82,833	13,409,834
Amdocs Limited	414,652	15,031,135
Cognizant Technology Solutions Corporation Class A †	219,000	16,777,590
Gartner Incorporated †«	236,221	12,852,785

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Common Stock Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

IT Services (continued)
Global Payments Incorporated	372,214	$18,484,147

		76,555,491

Semiconductors & Semiconductor Equipment: 4.06%
Integrated Device Technology Incorporated †«	2,250,987	16,814,873
ON Semiconductor Corporation †	2,447,652	20,266,559
Xilinx Incorporated	403,140	15,387,853

		52,469,285

Software: 3.67%
Ansys Incorporated †	157,396	12,815,182
Nuance Communications Incorporated †«	904,662	18,256,079
Red Hat Incorporated †	321,142	16,236,940

		47,308,201

Materials: 5.04%

Chemicals: 1.86%
Albemarle Corporation	144,602	9,040,517
International Flavors & Fragrances Incorporated	194,565	14,917,299

		23,957,816

Containers & Packaging: 2.43%
Crown Holdings Incorporated †	405,167	16,858,999
Packaging Corporation of America	323,420	14,511,855

		31,370,854

Metals & Mining: 0.75%
Steel Dynamics Incorporated	614,428	9,750,972

Telecommunication Services: 0.53%

Diversified Telecommunication Services: 0.53%
Time Warner Telecom Incorporated †«	268,255	6,757,343

Total Common Stocks (Cost $755,012,018)		1,122,061,824

Investment Companies: 4.11%
Market Vectors Gold Miners ETF		16,236,477
SPDR S&P Biotech ETF «		6,720,326
SPDR S&P MidCap 400 ETF «		13,291,634
SPDR Utilities Select Sector ETF «		16,859,681

Total Investment Companies (Cost $50,980,461)		53,108,118

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Common Stock Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 19.71%

Investment Companies: 19.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	114,499,659	$114,499,659
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.18	139,834,000	139,834,000

Total Short-Term Investments (Cost $254,333,659)			254,333,659

Total investments in securities (Cost $1,060,326,138)*	110.76%	1,429,503,601
Other assets and liabilities, net	(10.76)	(138,905,850)

Total net assets	100.00%	$1,290,597,751

†	Non-income-earning security

**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,072,621,644 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$388,476,015
Gross unrealized depreciation	(31,594,058)

Net unrealized appreciation	$356,881,957

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Common Stock Fund	Statement of assets and liabilities—March 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,154,201,418
In affiliated securities, at value (see cost below)	275,302,183

Total investments, at value (see cost below)	1,429,503,601
Cash	84,325
Receivable for investments sold	7,210,435
Receivable for Fund shares sold	1,443,947
Receivable for dividends	1,491,913
Receivable for securities lending income	19,332
Prepaid expenses and other assets	63,195

Total assets	1,439,816,748

Liabilities
Payable for investments purchased	7,362,267
Payable for Fund shares redeemed	615,523
Payable upon receipt of securities loaned	139,834,000
Advisory fee payable	700,591
Distribution fees payable	16,902
Due to other related parties	360,418
Accrued expenses and other liabilities	329,296

Total liabilities	149,218,997

Total net assets	$1,290,597,751

NET ASSETS CONSIST OF
Paid-in capital	$880,890,891
Undistributed net investment income	966,344
Accumulated net realized gains on investments	39,563,053
Net unrealized gains on investments	369,177,463

Total net assets	$1,290,597,751

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$242,002,150
Shares outstanding – Class A	10,809,110
Net asset value per share – Class A	$22.39
Maximum offering price per share – Class A2	$23.76
Net assets – Class B	$620,639
Shares outstanding – Class B	31,879
Net asset value per share – Class B	$19.47
Net assets – Class C	$26,543,058
Shares outstanding – Class C	1,363,666
Net asset value per share – Class C	$19.46
Net assets – Administrator Class	$23,162,138
Shares outstanding – Administrator Class	1,029,552
Net asset value per share – Administrator Class	$22.50
Net assets – Institutional Class	$116,109,568
Shares outstanding – Institutional Class	5,127,918
Net asset value per share – Institutional Class	$22.64
Net assets – Investor Class	$882,160,198
Shares outstanding – Investor Class	38,522,622
Net asset value per share – Investor Class	$22.90

Investments in unaffiliated securities (including securities on loan), at cost	$784,942,842

Investments in affiliated securities, at cost	$275,383,296

Total investments, at cost	$1,060,326,138

Securities on loan, at value	$136,450,571

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended March 31, 2013 (unaudited)	Wells Fargo Advantage Common Stock Fund	13

Investment income
Dividends	$8,205,226
Securities lending income, net	124,973
Income from affiliated securities	68,789

Total investment income	8,398,988

Expenses
Advisory fee	4,205,085
Administration fees
Fund level	294,701
Class A	273,842
Class B	962
Class C	27,628
Administrator Class	9,787
Institutional Class	38,021
Investor Class	1,330,459
Shareholder servicing fees
Class A	263,310
Class B	925
Class C	26,565
Administrator Class	21,209
Investor Class	1,033,636
Distribution fees
Class B	2,775
Class C	79,696
Custody and accounting fees	32,737
Professional fees	22,282
Registration fees	27,249
Shareholder report expenses	56,693
Trustees’ fees and expenses	6,241
Other fees and expenses	19,085

Total expenses	7,772,888
Less: Fee waivers and/or expense reimbursements	(340,244)

Net expenses	7,432,644

Net investment income	966,344

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	56,474,117

Net change in unrealized gains (losses) on:
Unaffiliated securities	91,453,859
Affiliated securities	(81,113)

Net change in unrealized gains (losses) on investments	91,372,746

Net realized and unrealized gains (losses) on investments	147,846,863

Net increase in net assets resulting from operations	$148,813,207

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Common Stock Fund	Statement of changes in net assets

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income (loss)		$966,344		$(1,919,965)
Net realized gains on investments		56,474,117		74,540,554
Net change in unrealized gains (losses) on investments		91,372,746		218,270,111

Net increase in net assets resulting from operations		148,813,207		290,890,700

Distributions to shareholders from
Net realized gains
Class A		(13,823,125)		(11,099,363)
Class B		(57,305)		(93,074)
Class C		(1,510,913)		(1,417,106)
Administrator Class		(1,251,050)		(1,290,310)
Institutional Class		(5,818,339)		(1,221,970)
Investor Class		(52,786,969)		(50,921,053)

Total distributions to shareholders		(75,247,701)		(66,042,876)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,468,294	31,386,252	3,287,285	64,357,489
Class B	6,651	124,067	5,551	98,052
Class C	125,839	2,350,492	102,085	1,778,892
Administrator Class	82,410	1,768,824	324,191	6,541,817
Institutional Class	967,577	21,077,485	3,701,929	74,425,582
Investor Class	1,209,522	26,250,024	1,448,646	28,941,238

		82,957,144		176,143,070

Reinvestment of distributions
Class A	684,430	13,606,469	593,442	10,960,870
Class B	3,181	55,087	5,433	88,990
Class C	74,743	1,294,562	73,222	1,199,381
Administrator Class	53,319	1,064,264	55,926	1,035,183
Institutional Class	289,758	5,818,339	49,167	913,023
Investor Class	2,491,340	50,646,693	2,603,273	49,123,785

		72,485,414		63,321,232

Payment for shares redeemed
Class A	(1,929,966)	(40,408,442)	(3,050,780)	(59,945,642)
Class B	(21,130)	(397,214)	(75,585)	(1,297,947)
Class C	(86,504)	(1,604,742)	(264,671)	(4,625,026)
Administrator Class	(159,789)	(3,394,394)	(574,763)	(11,467,657)
Institutional Class	(262,798)	(5,657,279)	(652,363)	(13,230,644)
Investor Class	(2,967,313)	(64,215,376)	(7,610,830)	(154,133,087)

		(115,677,447)		(244,700,003)

Net asset value of shares issued in acquisition
Class A	783,005	16,935,166	0	0
Class C	173,937	3,272,447	0	0
Administrator Class	139,880	3,039,645	0	0
Institutional Class	78,436	1,715,157	0	0

		24,962,415		0

Net increase (decrease) in net assets resulting from capital share transactions		64,727,526		(5,235,701)

Total increase in net assets		138,293,032		219,612,123

Net assets
Beginning of period		1,152,304,719		932,692,596

End of period		$1,290,597,751		$1,152,304,719

Undistributed net investment income		$966,344		$0

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS A		2012	2011	2010[1]	2009	2008		2007
Net asset value, beginning of period	$21.18	$17.15	$18.20	$15.10	$12.26	$22.66		$23.84
Net investment income (loss)	0.01	(0.04)	(0.06)	(0.04)	0.02 [2]	0.00	[2],[3]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	2.63	5.33	(0.74)	3.16	2.82	(6.68)		3.98

Total from investment operations	2.64	5.29	(0.80)	3.12	2.84	(6.68)		3.93
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	0.00	(0.10)		0.00
Net realized gains	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)		(5.11)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)		0.00

Total distributions to shareholders	(1.43)	(1.26)	(0.25)	(0.02)	0.00	(3.72)		(5.11)
Net asset value, end of period	$22.39	$21.18	$17.15	$18.20	$15.10	$12.26		$22.66
Total return[4]	13.29%	31.90%	(4.61)%	20.80%	23.08%	(34.55)%		19.74%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.31%	1.30%	1.33%	1.37%	1.34%		1.37%
Net expenses	1.26%	1.26%	1.26%	1.26%	1.26%	1.29%		1.31%
Net investment income (loss)	0.18%	(0.16)%	(0.24)%	(0.25)%	0.19%	0.03%		(0.25)%
Supplemental data
Portfolio turnover rate	17%	30%	41%	47%	58%	81%		58%
Net assets, end of period (000s omitted)	$242,002	$207,668	$153,921	$123,495	$112,900	$88,049		$62,456

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS B		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$18.67	$15.35	$16.44	$13.71	$11.23	$21.10	$22.67
Net investment loss	(0.06)[2]	(0.17)[2]	(0.20)[2]	(0.14)[2]	(0.06)[2]	(0.12)[2]	(0.20)[2]
Net realized and unrealized gains (losses) on investments	2.29	4.75	(0.64)	2.87	2.54	(6.14)	3.74

Total from investment operations	2.23	4.58	(0.84)	2.73	2.48	(6.26)	3.54
Distributions to shareholders from
Net realized gains	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)	(5.11)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[3]	0.00

Total distributions to shareholders	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)	(5.11)
Net asset value, end of period	$19.47	$18.67	$15.35	$16.44	$13.71	$11.23	$21.10
Total return[4]	12.87%	30.87%	(5.29)%	19.91%	22.08%	(35.04)%	18.86%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.05%	2.05%	2.08%	2.12%	2.11%	2.12%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.01%	2.06%	2.06%
Net investment loss	(0.60)%	(0.96)%	(1.13)%	(1.02)%	(0.51)%	(0.76)%	(1.00)%
Supplemental data
Portfolio turnover rate	17%	30%	41%	47%	58%	81%	58%
Net assets, end of period (000s omitted)	$621	$806	$1,655	$11,302	$12,487	$14,449	$31,415

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS C		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$18.67	$15.35	$16.44	$13.71	$11.23	$21.09	$22.67
Net investment loss	(0.05)[2]	(0.16)[2]	(0.18)[2]	(0.14)[2]	(0.06)[2]	(0.12)[2]	(0.20)[2]
Net realized and unrealized gains (losses) on investments	2.27	4.74	(0.66)	2.87	2.54	(6.13)	3.73

Total from investment operations	2.22	4.58	(0.84)	2.73	2.48	(6.25)	3.53
Distributions to shareholders from
Net realized gains	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)	(5.11)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[3]	0.00

Total distributions to shareholders	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)	(5.11)
Net asset value, end of period	$19.46	$18.67	$15.35	$16.44	$13.71	$11.23	$21.09
Total return[4]	12.81%	30.95%	(5.35)%	20.00%	21.99%	(35.00)%	18.82%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.06%	2.05%	2.08%	2.12%	2.10%	2.12%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.01%	2.06%	2.06%
Net investment loss	(0.57)%	(0.92)%	(1.01)%	(1.01)%	(0.56)%	(0.76)%	(1.00)%
Supplemental data
Portfolio turnover rate	17%	30%	41%	47%	58%	81%	58%
Net assets, end of period (000s omitted)	$26,543	$20,080	$17,887	$17,976	$11,750	$9,692	$18,501

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$21.26	$17.18	$18.20	$17.49
Net investment income (loss)	0.02	0.01	(0.01)[2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	2.65	5.33	(0.76)	0.70

Total from investment operations	2.67	5.34	(0.77)	0.71
Distributions to shareholders from
Net realized gains	(1.43)	(1.26)	(0.25)	0.00
Net asset value, end of period	$22.50	$21.26	$17.18	$18.20
Total return[3]	13.39%	32.15%	(4.44)%	4.06%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.10%	1.10%	1.18%
Net expenses	1.09%	1.07%	1.09%	1.07%
Net investment income (loss)	0.34%	0.01%	(0.05)%	0.19%
Supplemental data
Portfolio turnover rate	17%	30%	41%	47%
Net assets, end of period (000s omitted)	$23,162	$19,428	$19,044	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$21.37	$17.23	$18.21	$17.49
Net investment income	0.04	0.06 [2]	0.01	0.02 [2]
Net realized and unrealized gains (losses) on investments	2.66	5.34	(0.74)	0.70

Total from investment operations	2.70	5.40	(0.73)	0.72
Distributions to shareholders from
Net realized gains	(1.43)	(1.26)	(0.25)	0.00
Net asset value, end of period	$22.64	$21.37	$17.23	$18.21
Total return[3]	13.46%	32.42%	(4.22)%	4.12%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.88%	0.87%	0.94%
Net expenses	0.87%	0.88%	0.87%	0.89%
Net investment income	0.56%	0.28%	0.29%	0.60%
Supplemental data
Portfolio turnover rate	17%	30%	41%	47%
Net assets, end of period (000s omitted)	$116,110	$86,645	$16,475	$327

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INVESTOR CLASS		2012	2011	2010[1]	2009	2008		2007
Net asset value, beginning of period	$21.64	$17.50	$18.57	$15.41	$12.53	$23.07		$24.18
Net investment income (loss)	0.01	(0.04)	(0.06)	(0.05)[2]	0.02 [2]	0.00	2,[3]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	2.68	5.44	(0.76)	3.23	2.86	(6.81)		4.05

Total from investment operations	2.69	5.40	(0.82)	3.18	2.88	(6.81)		4.00
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	0.00	(0.11)		0.00
Net realized gains	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)		(5.11)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)		0.00

Total distributions to shareholders	(1.43)	(1.26)	(0.25)	(0.02)	0.00	(3.73)		(5.11)
Net asset value, end of period	$22.90	$21.64	$17.50	$18.57	$15.41	$12.53		$23.07
Total return[4]	13.24%	31.89%	(4.62)%	20.73%	22.91%	(34.52)%		19.75%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.37%	1.36%	1.43%	1.47%	1.50%		1.54%
Net expenses	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%		1.29%
Net investment income (loss)	0.13%	(0.20)%	(0.29)%	(0.30)%	0.17%	0.00%		(0.23)%
Supplemental data
Portfolio turnover rate	17%	30%	41%	47%	58%	81%		58%
Net assets, end of period (000s omitted)	$882,160	$817,678	$723,711	$761,497	$657,333	$564,998		$1,057,463

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Common Stock Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Common Stock Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Advantage Common Stock Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Common Stock Fund	23

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$1,122,061,824	$0	$0	$1,122,061,824
Investment companies	53,108,118	0	0	53,108,118

Short-term investments
Investment companies	114,499,659	139,834,000	0	254,333,659
	$1,289,669,601	$139,834,000	$0	$1,429,503,601

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.71% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.26% for Class A shares, 2.01% for Class B shares, 2.01% for Class C shares, 1.10% for Administrator Class shares, 0.90% for Institutional Class shares, and 1.29% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

24	Wells Fargo Advantage Common Stock Fund	Notes to financial statements (unaudited)

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $12,710 from the sale of Class A shares and $392 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $185,468,010 and $247,363,854, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
Capella Education Company	562,373	110,990	0	673,363	$20,968,524	$0	$0

7. ACQUISITION

After the close of business on March 1, 2013, the Fund acquired the net assets of Wells Fargo Advantage Small/Mid Cap Core Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class, and Institutional Class shares of Wells Fargo Advantage Small/Mid Cap Core Fund received Class A, Class C, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Small/Mid Cap Core Fund for 1,175,258 shares of the Fund valued at $24,962,415 at an exchange ratio of 0.49, 0.54, 0.49, and 0.49 for Class A, Class C, Administrator Class, and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Advantage Small/Mid Cap Core Fund with a fair value of $24,968,652, identified cost of $25,150,472, and unrealized losses of $181,820 at March 1, 2013 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Small/Mid Cap Core Fund and the Fund immediately prior to the acquisition were $24,962,415 and $1,223,291,412, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,248,253,827. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Small/Mid Cap Core Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed October 1, 2012, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the six months ended March 31, 2013 would have been:

Net investment income	$1,030,075
Net realized and unrealized gains on investments	$150,024,143
Net increase in net assets resulting from operations	$151,054,218

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Small/Mid Cap Core Fund that have been included in the Fund’s Statement of Operations since March 4, 2013.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the

Notes to financial statements (unaudited)	Wells Fargo Advantage Common Stock Fund	25

Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $968 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

26	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Common Stock Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Common Stock Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Common Stock Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the

30	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 2500™ Index, for all periods under review.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups, except the Institutional Class. The Board viewed favorably the fact that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Common Stock Fund	31

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage Common Stock Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215915 05-13 SA229/SAR229 3-13

Wells Fargo Advantage Discovery FundSM

Semi-Annual Report

March 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Discovery Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Discovery Fund for the six-month period ended March 31, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity styles to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 14.48%, while the mid-cap-focused Russell Midcap® Index2 posted a 16.21% total return.

The U.S. economy improved with the support of an accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in March 2013, and housing market activity as measured by many metrics—sales, building permits, and prices—advanced from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by keeping its key rate at a historic low of 0.75%.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Discovery Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

4	Wells Fargo Advantage Discovery Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns1 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFDAX)	7-31-2007	4.89	9.41	12.15	11.28	10.71	12.82	1.30	1.23
Class C (WDSCX)	7-31-2007	9.45	9.88	12.00	10.45	9.88	12.00	2.05	1.98
Administrator Class (WFDDX)	4-8-2005	–	–	–	11.38	10.87	12.97	1.14	1.14
Institutional Class (WFDSX)	8-31-2006	–	–	–	11.65	11.14	13.14	0.87	0.87
Investor Class (STDIX)	12-31-1987	–	–	–	11.18	10.64	12.76	1.36	1.29
Russell 2500™ Growth Index[4]	–	–	–	–	13.69	9.02	12.19	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Discovery Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2013
SBA Communications Corporation Class A	2.88
Kansas City Southern Railway Company	2.20
Alliance Data Systems Corporation	2.18
Aspen Technology Incorporated	2.17
TransDigm Group Incorporated	1.77
Copa Holdings SA Class A	1.73
Hertz Global Holdings Incorporated	1.73
CommVault Systems Incorporated	1.73
Catamaran Corporation	1.70
Airgas Incorporated	1.69

Sector distribution[6] as of March 31, 2013

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class A and Administrator Class shares prior to their inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.89% for Institutional Class, and 1.28% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2500™ Growth Index measures the performance of those Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,126.49	$6.47	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Class C
Actual	$1,000.00	$1,122.05	$10.42	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.11	$9.90	1.97%
Administrator Class
Actual	$1,000.00	$1,126.82	$5.89	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59	1.11%
Institutional Class
Actual	$1,000.00	$1,128.15	$4.51	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Investor Class
Actual	$1,000.00	$1,125.97	$6.84	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.49	1.29%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Discovery Fund	7

Security name	Shares	Value

Common Stocks: 96.17%

Consumer Discretionary: 14.77%

Auto Components: 0.76%
BorgWarner Incorporated «†	188,200	$14,555,388

Automobiles: 1.21%
Tesla Motors Incorporated «†	612,087	23,191,976

Hotels, Restaurants & Leisure: 1.05%
Panera Bread Company Class A †	122,615	20,260,903

Household Durables: 0.29%
Jarden Corporation «†	128,872	5,522,165

Internet & Catalog Retail: 1.30%
Expedia Incorporated	418,200	25,096,182

Leisure Equipment & Products: 0.91%
LeapFrog Enterprises Incorporated «†	2,049,500	17,543,720

Media: 1.03%
AMC Networks Incorporated A †	312,700	19,756,386

Specialty Retail: 4.71%
Chico’s FAS Incorporated	1,239,100	20,816,880
DSW Incorporated Class A	362,553	23,130,881
GNC Holdings Incorporated Class A	649,616	25,516,916
Lumber Liquidators Holdings Incorporated «†	299,700	21,044,934

		90,509,611

Textiles, Apparel & Luxury Goods: 3.51%
Movado Group Incorporated	302,500	10,139,800
PVH Corporation	288,200	30,782,642
Under Armour Incorporated Class A †	520,600	26,654,720

		67,577,162

Consumer Staples: 2.80%

Beverages: 1.43%
Constellation Brands Incorporated Class A †	575,600	27,421,584

Food Products: 1.37%
Annie’s Incorporated «†	491,433	18,802,227
Boulder Brands Incorporated «†	843,400	7,573,732

		26,375,959

Energy: 3.48%

Oil, Gas & Consumable Fuels: 3.48%
Cabot Oil & Gas Corporation	273,400	18,484,574
Gulfport Energy Corporation †	329,063	15,080,957

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Discovery Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum Incorporated †	370,000	$14,085,900
PDC Energy Incorporated «†	389,400	19,302,558

		66,953,989

Financials: 5.73%

Capital Markets: 1.52%
Affiliated Managers Group Incorporated †	189,600	29,116,872

Commercial Banks: 0.43%
Texas Capital Bancshares Incorporated †	205,800	8,324,610

Diversified Financial Services: 1.43%
IntercontinentalExchange Incorporated «†	168,938	27,548,720

Real Estate Management & Development: 2.35%
CBRE Group Incorporated †	1,213,616	30,643,804
Zillow Incorporated Class A «†	264,200	14,443,814

		45,087,618

Health Care: 16.13%

Biotechnology: 6.06%
Achillion Pharmaceuticals Incorporated †	1,029,300	8,996,082
BioMarin Pharmaceutical Incorporated «†	397,357	24,739,447
Cepheid Incorporated «†	470,057	18,036,087
Cubist Pharmaceuticals Incorporated «†	474,721	22,226,437
Onyx Pharmaceuticals Incorporated †	320,100	28,444,086
Orexigen Therapeutics Incorporated «†	1,434,100	8,963,125
Synageva BioPharma Corporation †	93,600	5,140,512

		116,545,776

Health Care Equipment & Supplies: 3.66%
Align Technology Incorporated «†	493,200	16,527,132
HeartWare International Incorporated †	107,900	9,541,597
Sirona Dental Systems Incorporated †	288,600	21,278,478
Thoratec Corporation †	363,332	13,624,950
Wright Medical Group Incorporated †	399,000	9,500,190

		70,472,347

Health Care Providers & Services: 3.04%
Catamaran Corporation †	617,700	32,756,631
Team Health Holdings Incorporated †	704,700	25,636,986

		58,393,617

Health Care Technology: 1.01%
athenahealth Incorporated «†	199,500	19,359,480

Life Sciences Tools & Services: 1.31%
Bruker BioSciences Corporation †	1,321,000	25,231,100

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Discovery Fund	9

Security name	Shares	Value

Pharmaceuticals: 1.05%
Auxilium Pharmaceuticals Incorporated «†	693,743	$11,987,879
Santarus Incorporated †	470,400	8,152,032

		20,139,911

Industrials: 23.95%

Aerospace & Defense : 3.29%
TransDigm Group Incorporated	222,500	34,024,700
Triumph Group Incorporated	372,100	29,209,850

		63,234,550

Airlines: 1.73%
Copa Holdings SA Class A	277,700	33,215,697

Building Products: 2.18%
Fortune Brands Home & Security Incorporated †	695,700	26,040,051
Owens Corning Incorporated †	403,146	15,896,047

		41,936,098

Commercial Services & Supplies: 1.50%
Clean Harbors Incorporated «†	497,400	28,893,966

Construction & Engineering: 1.40%
Quanta Services Incorporated †	941,300	26,902,354

Electrical Equipment: 0.70%
Regal-Beloit Corporation	164,832	13,443,698

Machinery: 5.10%
Chart Industries Incorporated «†	259,600	20,770,596
Colfax Corporation «†	448,645	20,879,938
Graco Incorporated	469,800	27,262,494
Wabtec Corporation	285,700	29,172,827

		98,085,855

Professional Services: 2.98%
Advisory Board Company †	518,300	27,221,116
Verisk Analytics Incorporated Class A †	486,300	29,970,669

		57,191,785

Road & Rail: 3.93%
Hertz Global Holdings Incorporated «†	1,491,390	33,198,341
Kansas City Southern Railway Company	382,100	42,374,890

		75,573,231

Trading Companies & Distributors: 1.14%
WESCO International Incorporated «†	302,470	21,962,347

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Discovery Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Information Technology: 23.67%

Computers & Peripherals: 0.89%
Stratasys Limited «†	231,183	$17,158,402

Electronic Equipment, Instruments & Components: 2.72%
FEI Company «	390,300	25,193,865
IPG Photonics Corporation «	407,338	27,051,317

		52,245,182

Internet Software & Services: 4.65%
Angie’s List Incorporated «†	882,894	17,445,985
CoStar Group Incorporated †	219,800	24,059,308
ExactTarget Incorporated «†	950,336	22,114,319
Mercadolibre Incorporated «	165,700	15,999,992
Rackspace Hosting Incorporated «†	195,100	9,848,648

		89,468,252

IT Services: 4.31%
Alliance Data Systems Corporation «†	258,900	41,913,321
CoreLogic Incorporated †	528,935	13,678,259
Vantiv Incorporated Class A «†	1,148,225	27,258,862

		82,850,442

Semiconductors & Semiconductor Equipment: 0.55%
EZchip Semiconductor Limited «†	436,800	10,539,984

Software: 10.55%
ACI Worldwide Incorporated †	557,000	27,215,020
Aspen Technology Incorporated †	1,294,000	41,783,260
BroadSoft Incorporated †	660,193	17,475,309
CommVault Systems Incorporated †	404,900	33,193,702
Fortinet Incorporated †	623,155	14,756,310
Guidewire Software Incorporated †	680,000	26,139,200
ServiceNow Incorporated «†	578,219	20,931,528
Splunk Incorporated †	535,698	21,443,991

		202,938,320

Materials: 2.76%

Chemicals: 1.68%
Airgas Incorporated	326,900	32,415,404

Construction Materials: 1.08%
Headwaters Incorporated †	1,899,732	20,707,079

Telecommunication Services: 2.88%

Wireless Telecommunication Services: 2.88%
SBA Communications Corporation Class A «†	769,051	55,387,053

Total Common Stocks (Cost $1,472,990,689)		1,849,134,775

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Discovery Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 27.38%

Investment Companies: 27.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	64,149,879	$64,149,879
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.18	462,314,812	462,314,812

Total Short-Term Investments (Cost $526,464,691)			526,464,691

Total investments in securities (Cost $1,999,455,380) *	123.55%	2,375,599,466
Other assets and liabilities, net	(23.55)	(452,874,550)

Total net assets	100.00%	$1,922,724,916

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $2,003,354,399 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$395,924,663
Gross unrealized depreciation	(23,679,596)

Net unrealized appreciation	$372,245,067

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Discovery Fund	Statement of assets and liabilities—March 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,849,134,775
In affiliated securities, at value (see cost below)	526,464,691

Total investments, at value (see cost below)	2,375,599,466
Receivable for investments sold	23,547,842
Receivable for Fund shares sold	7,759,901
Receivable for dividends	257,077
Receivable for securities lending income	463,861
Prepaid expenses and other assets	73,830

Total assets	2,407,701,977

Liabilities
Payable for investments purchased	17,227,037
Payable for Fund shares redeemed	1,932,801
Payable upon receipt of securities loaned	462,314,812
Due to custodian bank	1,782,179
Advisory fee payable	1,071,328
Distribution fees payable	18,909
Due to other related parties	343,731
Accrued expenses and other liabilities	286,264

Total liabilities	484,977,061

Total net assets	$1,922,724,916

NET ASSETS CONSIST OF
Paid-in capital	$1,522,173,283
Accumulated net investment loss	(2,457,444)
Accumulated net realized gains on investments	26,864,991
Net unrealized gains on investments	376,144,086

Total net assets	$1,922,724,916

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$162,944,486
Shares outstanding – Class A	5,694,032
Net asset value per share – Class A	$28.62
Maximum offering price per share – Class A2	$30.37
Net assets – Class C	$30,835,241
Shares outstanding – Class C	1,130,721
Net asset value per share – Class C	$27.27
Net assets – Administrator Class	$535,742,542
Shares outstanding – Administrator Class	18,415,031
Net asset value per share – Administrator Class	$29.09
Net assets – Institutional Class	$694,976,793
Shares outstanding – Institutional Class	23,469,601
Net asset value per share – Institutional Class	$29.61
Net assets – Investor Class	$498,225,854
Shares outstanding – Investor Class	17,505,380
Net asset value per share – Investor Class	$28.46

Investments in unaffiliated securities (including securities on loan), at cost	$1,472,990,689

Investments in affiliated securities, at cost	$526,464,691

Total investments, at cost	$1,999,455,380

Securities on loan, at value	$451,992,028

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2013 (unaudited)	Wells Fargo Advantage Discovery Fund	13

Investment income
Dividends	$7,058,465
Securities lending income, net	3,288,307
Income from affiliated securities	38,541

Total investment income	10,385,313

Expenses
Advisory fee	5,792,726
Administration fees
Fund level	416,827
Class A	169,790
Class C	31,612
Administrator Class	239,037
Institutional Class	231,089
Investor Class	730,539
Shareholder servicing fees
Class A	163,260
Class C	30,397
Administrator Class	590,746
Investor Class	567,717
Distribution fees
Class C	91,190
Custody and accounting fees	51,011
Professional fees	18,515
Registration fees	39,911
Shareholder report expenses	52,736
Trustees’ fees and expenses	6,190
Other fees and expenses	11,645

Total expenses	9,234,938
Less: Fee waivers and/or expense reimbursements	(154,371)

Net expenses	9,080,567

Net investment income	1,304,746

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	33,785,632
Net change in unrealized gains (losses) on investments	175,645,673

Net realized and unrealized gains (losses) on investments	209,431,305

Net increase in net assets resulting from operations	$210,736,051

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Discovery Fund	Statement of changes in net assets

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income (loss)		$1,304,746		$(5,398,833)
Net realized gains on investments		33,785,632		94,485,112
Net change in unrealized gains (losses) on investments		175,645,673		207,399,361

Net increase in net assets resulting from operations		210,736,051		296,485,640

Distributions to shareholders from
Net realized gains
Class A		(6,761,646)		(1,927,768)
Class C		(1,392,037)		(248,530)
Administrator Class		(24,686,836)		(14,784,852)
Institutional Class		(28,226,790)		(12,862,945)
Investor Class		(24,433,293)		(13,211,150)

Total distributions to shareholders		(85,500,602)		(43,035,245)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,782,124	47,895,125	3,352,189	86,546,282
Class C	555,940	14,023,186	472,363	11,829,302
Administrator Class	2,280,347	61,906,260	11,169,969	279,362,357
Institutional Class	6,112,993	168,644,559	9,782,108	257,448,823
Investor Class	2,185,563	57,862,099	8,311,004	213,298,213

		350,331,229		848,484,977

Reinvestment of distributions
Class A	260,885	6,496,027	77,158	1,858,725
Class C	37,954	902,541	9,309	216,331
Administrator Class	938,841	23,752,678	571,489	13,967,192
Institutional Class	989,632	25,463,243	458,139	11,348,097
Investor Class	959,644	23,770,379	535,087	12,836,737

		80,384,868		40,227,082

Payment for shares redeemed
Class A	(620,908)	(16,452,299)	(1,114,919)	(28,042,615)
Class C	(114,735)	(2,917,170)	(83,839)	(2,036,241)
Administrator Class	(2,336,991)	(63,466,163)	(3,689,369)	(95,698,347)
Institutional Class	(2,550,148)	(71,058,894)	(3,915,897)	(102,602,772)
Investor Class	(2,791,329)	(73,223,955)	(4,937,681)	(124,176,877)

		(227,118,481)		(352,556,852)

Net increase in net assets resulting from capital share transactions		203,597,616		536,155,207

Total increase in net assets		328,833,065		789,605,602

Net assets
Beginning of period		1,593,891,851		804,286,249

End of period		$1,922,724,916		$1,593,891,851

Accumulated net investment loss		$(2,457,444)		$(3,762,190)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS A		2012	2011	2010[1]	2009	2008	2007[2]
Net asset value, beginning of period	$26.89	$21.20	$20.71	$15.69	$14.52	$28.07	$25.25
Net investment income (loss)	0.00 [3]	(0.14)[4]	(0.21)[4]	(0.18)	(0.09)[4]	(0.17)[4]	(0.06)[4]
Net realized and unrealized gains (losses) on investments	3.18	6.82	0.70	5.20	1.26	(9.40)	2.88

Total from investment operations	3.18	6.68	0.49	5.02	1.17	(9.57)	2.82
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)	0.00
Net asset value, end of period	$28.62	$26.89	$21.20	$20.71	$15.69	$14.52	$28.07
Total return[5]	12.65%	32.05%	2.37%	31.99%	8.06%	(39.00)%	11.17%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.29%	1.34%	1.37%	1.43%	1.41%	1.38%
Net expenses	1.22%	1.22%	1.30%	1.33%	1.33%	1.33%	1.30%
Net investment income (loss)	0.00%	(0.53)%	(0.86)%	(0.97)%	(0.68)%	(0.85)%	(0.87)%
Supplemental data
Portfolio turnover rate	43%	104%	111%	93%	221%	153%	137%
Net assets, end of period (000s omitted)	$162,944	$114,882	$41,507	$7,442	$3,750	$3,150	$220

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007

3.	Amount is less than $0.005 per share

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS C		2012	2011	2010[1]	2009	2008	2007[2]
Net asset value, beginning of period	$25.79	$20.51	$20.19	$15.41	$14.36	$28.04	$25.25
Net investment loss	(0.11)[3]	(0.31)[3]	(0.38)[3]	(0.29)	(0.20)[3]	(0.32)[3]	(0.19)[3]
Net realized and unrealized gains (losses) on investments	3.04	6.58	0.70	5.07	1.25	(9.38)	2.98

Total from investment operations	2.93	6.27	0.32	4.78	1.05	(9.70)	2.79
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)	0.00
Net asset value, end of period	$27.27	$25.79	$20.51	$20.19	$15.41	$14.36	$28.04
Total return[4]	12.20%	31.10%	1.59%	31.10%	7.24%	(39.57)%	11.05%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.04%	2.09%	2.13%	2.18%	2.18%	2.02%
Net expenses	1.97%	1.97%	2.07%	2.08%	2.08%	2.08%	1.88%
Net investment loss	(0.84)%	(1.28)%	(1.62)%	(1.73)%	(1.47)%	(1.59)%	(2.85)%
Supplemental data
Portfolio turnover rate	43%	104%	111%	93%	221%	153%	137%
Net assets, end of period (000s omitted)	$30,835	$16,803	$5,205	$3,043	$2,334	$1,471	$362

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$27.30	$21.50	$20.96	$15.86	$14.65	$28.23	$22.42
Net investment income (loss)	0.02	(0.12)[2]	(0.20)	(0.13)	(0.07)[2]	(0.13)[2]	(0.16)[2]
Net realized and unrealized gains (losses) on investments	3.22	6.91	0.74	5.23	1.28	(9.47)	7.13

Total from investment operations	3.24	6.79	0.54	5.10	1.21	(9.60)	6.97
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)	(1.16)
Net asset value, end of period	$29.09	$27.30	$21.50	$20.96	$15.86	$14.65	$28.23
Total return[3]	12.68%	32.12%	2.58%	32.16%	8.26%	(38.87)%	32.49%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.13%	1.17%	1.20%	1.25%	1.24%	1.22%
Net expenses	1.11%	1.13%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.14%	(0.45)%	(0.70)%	(0.81)%	(0.52)%	(0.62)%	(0.65)%
Supplemental data
Portfolio turnover rate	43%	104%	111%	93%	221%	153%	137%
Net assets, end of period (000s omitted)	$535,743	$478,673	$203,820	$122,451	$103,576	$82,359	$122,576

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$27.73	$21.76	$21.17	$15.99	$14.73	$28.31	$22.43
Net investment income (loss)	0.05 [2]	(0.07)	(0.14)	(0.11)	(0.05)[2]	(0.09)[2]	(0.08)[2]
Net realized and unrealized gains (losses) on investments	3.28	7.03	0.73	5.29	1.31	(9.51)	7.12

Total from investment operations	3.33	6.96	0.59	5.18	1.26	(9.60)	7.04
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)	(1.16)
Net asset value, end of period	$29.61	$27.73	$21.76	$21.17	$15.99	$14.73	$28.31
Total return[3]	12.81%	32.53%	2.79%	32.48%	8.49%	(38.74)%	32.80%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.91%	0.93%	0.96%	1.00%	0.96%
Net expenses	0.85%	0.86%	0.90%	0.93%	0.95%	0.95%	0.95%
Net investment income (loss)	0.37%	(0.19)%	(0.45)%	(0.58)%	(0.37)%	(0.45)%	(0.32)%
Supplemental data
Portfolio turnover rate	43%	104%	111%	93%	221%	153%	137%
Net assets, end of period (000s omitted)	$694,977	$524,506	$274,039	$112,874	$68,395	$23,455	$6,359

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INVESTOR CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$26.76	$21.12	$20.64	$15.65	$14.49	$28.02	$22.31
Net investment loss	(0.00)[2]	(0.15)[2]	(0.24)	(0.14)	(0.10)[2]	(0.18)[2]	(0.22)[2]
Net realized and unrealized gains (losses) on investments	3.15	6.78	0.72	5.13	1.26	(9.37)	7.09

Total from investment operations	3.15	6.63	0.48	4.99	1.16	(9.55)	6.87
Distributions to shareholders from
Net realized gains	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)	(1.16)
Net asset value, end of period	$28.46	$26.76	$21.12	$20.64	$15.65	$14.49	$28.02
Total return[3]	12.60%	31.93%	2.33%	31.89%	8.01%	(39.00)%	32.19%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.36%	1.40%	1.47%	1.53%	1.56%	1.57%
Net expenses	1.29%	1.29%	1.37%	1.38%	1.38%	1.38%	1.38%
Net investment loss	(0.01)%	(0.61)%	(0.93)%	(1.03)%	(0.74)%	(0.84)%	(0.89)%
Supplemental data
Portfolio turnover rate	43%	104%	111%	93%	221%	153%	137%
Net assets, end of period (000s omitted)	$498,226	$459,028	$279,715	$267,466	$180,898	$179,913	$309,759

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Discovery Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Discovery Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2012, the Fund had a qualified late-year ordinary loss of $3,761,591 which was recognized on the first day of the current fiscal year. A late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31 and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Advantage Discovery Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$1,849,134,775	$0	$0	$1,849,134,775

Short-term investments
Investment companies	64,149,879	462,314,812	0	526,464,691
	$1,913,284,654	$462,314,812	$0	$2,375,599,466

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class C shares, 1.15% for Administrator Class shares, 0.89% for Institutional Class shares, and 1.28% for Investor Class shares. Prior to February 1, 2013, the Fund’s expenses were capped at 0.90% for Institutional Class shares and 1.29% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Discovery Fund	23

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $14,100 from the sale of Class A shares and $570 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $802,691,405 and $702,743,456, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $1,322 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage Discovery Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Discovery Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Discovery Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

28	Wells Fargo Advantage Discovery Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 2500™ Growth Index, for all periods under review.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the median rates for the Fund’s expense Groups, except for Class A and the Investor Class. The Board viewed favorably the fact that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	29

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage Discovery Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215916 05-13 SA230/SAR230 3-13

Wells Fargo Advantage

Diversified Capital Builder Fund

Semi-Annual Report

March 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Diversified Capital Builder Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified Capital Builder Fund for the six-month period ended March 31, 2013. The past six months were marked by a modestly growing U.S. economy and expansive monetary policy. This backdrop enabled equity and high-yield asset classes to generate positive returns.

The economy grew, helped by an accommodative monetary policy but hurt by political uncertainty.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in March 2013, and housing market activity as measured by many metrics—sales, building permits, and prices—advanced from its recessionary levels.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. In China, economic growth decelerated from double-digit advances but remained at a stable, positive pace.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns and capital markets generally rose during this time period.

Financial markets advanced.

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened. As a result, most equity and high-yield bond asset classes advanced. For example, the S&P 500 Index1 returned 10.19% for the six-month period ended March 31, 2013, while the Russell 1000® Index2 advanced 11.10%. High-yield bonds, as measured by the BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index3, returned 6.11% for the period. On the other hand, highly rated U.S. Treasury bonds had negative results as investors moved from safe-haven U.S. Treasuries to asset classes with higher risk/reward potential.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the noninvestment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns.

4	Wells Fargo Advantage Diversified Capital Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns1 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKBAX)	1-20-1998	9.48	2.94	4.99	16.21	4.18	5.61	1.21	1.20
Class B (EKBBX)*	9-11-1935	10.36	3.13	5.13	15.36	3.46	5.13	1.96	1.95
Class C (EKBCX)	1-22-1998	14.49	3.39	4.84	15.49	3.39	4.84	1.96	1.95
Administrator Class (EKBDX)	7-30-2010	–	–	–	16.49	4.34	5.76	1.05	0.95
Institutional Class (EKBYX)	1-26-1998	–	–	–	16.80	4.53	5.94	0.78	0.78
Diversified Capital Builder Blended Index[4]	–	–	–	–	14.15	7.55	9.28	–	–
BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index[5]	–	–	–	–	13.05	11.19	9.81	–	–
Russell 1000® Index[6]	–	–	–	–	14.43	6.15	8.97	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield risk securities, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	5

Ten largest holdings[7] (%) as of March 31, 2013
American Tower Corporation	5.30
Health Care REIT Incorporated	5.00
The Williams Companies Incorporated	3.66
Phillips 66	3.36
Plum Creek Timber Company	3.18
NRG Energy Incorporated, 7.88%, 5-15-2021	3.01
FEI Company	2.90
Valeant Pharmaceuticals International Incorporated, 7.00%, 10-1-2020	2.89
Genuine Parts Company	2.62
HCP Incorporated	2.56

Portfolio allocation[8] as of March 31, 2013

1.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Capital Builder Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Diversified Capital Builder Blended Index is composed of the following indexes: Russell 1000® Index (75%) and BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index (25%). You cannot invest directly in an index.

5.	The BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

6.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

7.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Diversified Capital Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,131.27	$6.38	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class B
Actual	$1,000.00	$1,125.98	$10.34	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Class C
Actual	$1,000.00	$1,126.88	$10.34	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,132.61	$5.05	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Institutional Class
Actual	$1,000.00	$1,132.74	$4.09	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.88	0.77%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	7

Security name	Shares	Value

Common Stocks: 84.64%

Consumer Discretionary: 3.75%

Auto Components: 1.12%
Johnson Controls Incorporated	200,000	$7,014,000

Distributors: 2.63%
Genuine Parts Company «	210,000	16,380,000

Consumer Staples: 6.22%

Food & Staples Retailing: 0.71%
CVS Caremark Corporation	80,000	4,399,200

Food Products: 0.95%
General Mills Incorporated	30,000	1,479,300
JM Smucker Company	45,000	4,462,199

		5,941,499

Household Products: 3.43%
Church & Dwight Company Incorporated	160,000	10,340,800
Colgate-Palmolive Company	40,000	4,721,200
Kimberly-Clark Corporation «	65,000	6,368,700

		21,430,700

Personal Products: 1.13%
Estee Lauder Companies Incorporated Class A	110,000	7,043,300

Energy: 17.86%

Energy Equipment & Services: 2.96%
Bristow Group Incorporated	35,000	2,307,900
Dresser-Rand Group Incorporated †	90,000	5,549,400
FMC Technologies Incorporated †	70,000	3,807,300
Heckmann Corporation «†	100,000	429,000
National Oilwell Varco Incorporated	90,000	6,367,500

		18,461,100

Oil, Gas & Consumable Fuels: 14.90%
Cabot Oil & Gas Corporation	20,000	1,352,200
ConocoPhillips Company	180,000	10,818,000
Enterprise Products Partners	20,000	1,205,800
EOG Resources Incorporated	70,000	8,964,900
EQT Corporation	35,000	2,371,250
Kinder Morgan Incorporated	380,000	14,698,400
Noble Energy Incorporated	20,000	2,313,200
PAA Natural Gas Storage LP	150,000	3,208,500
Phillips 66	300,000	20,991,000
Plains All American Pipeline LP	40,000	2,259,200
Range Resources Corporation	25,000	2,026,000
The Williams Companies Incorporated	610,000	22,850,600

		93,059,050

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Financials: 20.19%

Commercial Banks: 3.43%
PNC Financial Services Group Incorporated	220,000	$14,630,000
US Bancorp	200,000	6,786,000

		21,416,000

REITs: 16.76%
American Tower Corporation	430,000	33,075,600
HCP Incorporated	320,000	15,955,200
Health Care REIT Incorporated	460,000	31,238,600
Plum Creek Timber Company «	380,000	19,836,000
Saul Centers Incorporated	20,000	874,800
Ventas Incorporated	50,000	3,660,000

		104,640,200

Health Care: 9.68%

Biotechnology: 1.36%
Biogen Idec Incorporated †	20,000	3,858,200
Celgene Corporation †	40,000	4,636,400

		8,494,600

Health Care Equipment & Supplies: 0.56%
CareFusion Corporation †	100,000	3,499,000

Health Care Providers & Services: 0.86%
McKesson Corporation	50,000	5,398,000

Life Sciences Tools & Services: 0.10%
Bio-Rad Laboratories Incorporated †	5,000	630,000

Pharmaceuticals: 6.80%
Actavis Incorporated †	35,000	3,223,850
Allergan Incorporated	100,000	11,163,000
Bristol-Myers Squibb Company	210,000	8,649,900
Eli Lilly & Company	120,000	6,814,800
Forest Laboratories Incorporated †	150,000	5,706,000
Merck & Company Incorporated	130,000	5,749,900
Warner Chilcott Limited	60,000	813,000
Zoetis Incorporated †	9,455	315,797

		42,436,247

Industrials: 12.63%

Building Products: 0.95%
Apogee Enterprises Incorporated	40,000	1,158,000
Lennox International Incorporated	75,000	4,761,750

		5,919,750

Electrical Equipment: 1.75%
AMETEK Incorporated	90,000	3,902,400

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	9

Security name	Shares	Value

Electrical Equipment (continued)
Roper Industries Incorporated	55,000	$7,002,050

		10,904,450

Machinery: 8.26%
Donaldson Company Incorporated	320,000	11,580,800
Eaton Corporation plc	105,000	6,431,250
Flowserve Corporation	90,000	15,093,900
IDEX Corporation	100,000	5,342,000
Pall Corporation	145,000	9,913,650
Parker Hannifin Corporation	35,000	3,205,300

		51,566,900

Road & Rail: 1.67%
Hertz Global Holdings Incorporated †	470,000	10,462,200

Information Technology: 4.38%

Computers & Peripherals: 0.14%
Apple Incorporated	2,000	885,260

Electronic Equipment, Instruments & Components: 3.72%
Amphenol Corporation Class A	55,000	4,105,750
FEI Company «	280,000	18,074,000
FLIR Systems Incorporated	40,000	1,040,400

		23,220,150

IT Services: 0.52%
Automatic Data Processing Incorporated	50,000	3,251,000

Materials: 5.29%

Chemicals: 5.29%
Axialll Corporation	4,881	303,403
FMC Corporation	140,000	7,984,200
LyondellBasell Industries NV Class A	245,000	15,506,050
PPG Industries Incorporated	8,501	1,138,624
Valspar Corporation	130,000	8,092,500

		33,024,777

Telecommunication Services: 1.12%

Wireless Telecommunication Services: 1.12%
Crown Castle International Corporation †	100,000	6,964,000

Utilities: 3.52%

Electric Utilities: 0.21%
ITC Holdings Corporation «	15,000	1,338,900

Gas Utilities: 2.67%
National Fuel Gas Company	155,000	9,509,250
ONEOK Incorporated	150,000	7,150,500

		16,659,750

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name			Shares	Value

Independent Power Producers & Energy Traders: 0.64%
NRG Energy Incorporated			150,000	$3,973,500

Total Common Stocks (Cost $424,704,174)				528,413,533

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 14.38%

Energy: 1.25%

Energy Equipment & Services: 1.02%
Heckmann Corporation	9.88%	4-15-2018	$5,000,000	5,343,750
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,000,000	1,035,000

				6,378,750

Oil, Gas & Consumable Fuels: 0.23%
Denbury Resources Incorporated	4.63	7-15-2023	1,500,000	1,447,500

Health Care: 4.45%

Health Care Equipment & Supplies: 0.77%
Hologic Incorporated	6.25	8-1-2020	4,500,000	4,786,875

Pharmaceuticals: 3.68%
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	16,753,000	18,051,358
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	4,560,000	4,959,000

				23,010,358

Industrials: 1.71%

Air Freight & Logistics: 0.17%
Bristow Group Incorporated	6.25	10-15-2022	1,000,000	1,080,000

Building Products: 0.21%
Dycom Investments Incorporated	7.13	1-15-2021	1,200,000	1,284,000

Commercial Services & Supplies: 0.33%
Clean Harbors Incorporated 144A	5.13	6-1-2021	1,000,000	1,023,750
Iron Mountain Incorporated	5.75	8-15-2024	1,000,000	998,750

				2,022,500

Electrical Equipment: 0.65%
General Cable Corporation 144A	5.75	10-1-2022	4,000,000	4,080,000

Road & Rail: 0.35%
Hertz Global Holdings Incorporated	6.25	10-15-2022	2,000,000	2,170,000

Materials: 3.54%

Chemicals: 3.11%
Kraton Polymers LLC	6.75	3-1-2019	2,770,000	2,894,650
Olin Corporation	5.50	8-15-2022	2,000,000	2,067,500
Tronox Finance LLC 144A	6.38	8-15-2020	14,863,000	14,417,110

				19,379,260

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 0.26%
Sealed Air Corporation 144A	6.50%	12-1-2020	$1,500,000	$1,642,500

Metals & Mining: 0.17%
United States Steel Corporation «	7.38	4-1-2020	1,000,000	1,047,500

Telecommunication Services: 0.33%

Wireless Telecommunication Services: 0.33%
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	2,000,000	2,057,500

Utilities: 3.10%

Independent Power Producers & Energy Traders: 3.10%
NRG Energy Incorporated 144A	6.63	3-15-2023	500,000	530,000
NRG Energy Incorporated	7.88	5-15-2021	16,918,000	18,821,275

				19,351,275

Total Corporate Bonds and Notes (Cost $85,723,994)				89,738,018

	Yield		Shares

Short-Term Investments: 5.65%

Investment Companies: 5.65%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13		1,997,333	1,997,333
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.18		33,279,914	33,279,914

Total Short-Term Investments (Cost $35,277,247)				35,277,247

Total investments in securities (Cost $545,705,415) *	104.67%	653,428,798
Other assets and liabilities, net	(4.67)	(29,127,819)

Total net assets	100.00%	$624,300,979

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $545,966,220 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$108,987,978
Gross unrealized depreciation	(1,525,400)

Net unrealized appreciation	$107,462,578

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Capital Builder Fund	Statement of assets and liabilities—March 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$618,151,551
In affiliated securities, at value (see cost below)	35,277,247

Total investments, at value (see cost below)	653,428,798
Cash	17,900
Receivable for investments sold	7,382,093
Receivable for Fund shares sold	492,965
Receivable for dividends and interest	2,420,848
Receivable for securities lending income	6,947
Prepaid expenses and other assets	131,547

Total assets	663,881,098

Liabilities
Payable for investments purchased	4,755,497
Payable for Fund shares redeemed	752,211
Payable upon receipt of securities loaned	33,279,914
Advisory fee payable	307,813
Distribution fees payable	29,785
Due to other related parties	137,072
Accrued expenses and other liabilities	317,827

Total liabilities	39,580,119

Total net assets	$624,300,979

NET ASSETS CONSIST OF
Paid-in capital	$657,191,714
Overdistributed net investment income	(45,949)
Accumulated net realized losses on investments	(140,568,169)
Net unrealized gains on investments	107,723,383

Total net assets	$624,300,979

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$413,018,556
Shares outstanding – Class A	53,210,017
Net asset value per share – Class A	$7.76
Maximum offering price per share – Class A2	$8.23
Net assets – Class B	$7,634,054
Shares outstanding – Class B	976,942
Net asset value per share – Class B	$7.81
Net assets – Class C	$39,820,679
Shares outstanding – Class C	5,125,598
Net asset value per share – Class C	$7.77
Net assets – Administrator Class	$4,192,786
Shares outstanding – Administrator Class	539,571
Net asset value per share – Administrator Class	$7.77
Net assets – Institutional Class	$159,634,904
Shares outstanding – Institutional Class	20,671,571
Net asset value per share – Institutional Class	$7.72
Investments in unaffiliated securities (including securities on loan), at cost	$510,428,168

Investments in affiliated securities, at cost	$35,277,247

Total investments, at cost	$545,705,415

Securities on loan, at value	$32,576,654

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	13

Investment income
Dividends*	$5,708,222
Interest	3,235,573
Securities lending income, net	80,427
Income from affiliated securities	2,131

Total investment income	9,026,353

Expenses
Advisory fee	1,740,407
Administration fees
Fund level	146,886
Class A	506,900
Class B	9,956
Class C	49,070
Administrator Class	1,680
Institutional Class	59,543
Shareholder servicing fees
Class A	487,403
Class B	9,573
Class C	47,183
Administrator Class	3,979
Distribution fees
Class B	28,719
Class C	141,548
Custody and accounting fees	18,469
Professional fees	19,061
Registration fees	38,387
Shareholder report expenses	58,429
Trustees’ fees and expenses	56
Other fees and expenses	9,777

Total expenses	3,377,026
Less: Fee waivers and/or expense reimbursements	(5,532)

Net expenses	3,371,494

Net investment income	5,654,859

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	22,060,675
Net change in unrealized gains (losses) on investments	45,914,647

Net realized and unrealized gains (losses) on investments	67,975,322

Net increase in net assets resulting from operations	$73,630,181

* Net of foreign dividend withholding taxes in the amount of	$118,170

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Capital Builder Fund	Statement of changes in net assets

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income		$5,654,859		$12,792,095
Net realized gains on investments		22,060,675		1,847,313
Net change in unrealized gains (losses) on investments		45,914,647		107,273,060

Net increase in net assets resulting from operations		73,630,181		121,912,468

Distributions to shareholders from
Net investment income
Class A		(3,986,682)		(9,155,364)
Class B		(47,323)		(140,588)
Class C		(242,229)		(616,162)
Administrator Class		(39,941)		(85,183)
Institutional Class		(1,864,540)		(2,481,022)

Total distributions to shareholders		(6,180,715)		(12,478,319)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	508,448	3,703,222	967,861	6,341,488
Class B	9,067	66,477	13,355	90,803
Class C	83,732	623,718	158,646	1,044,354
Administrator Class	188,961	1,357,515	223,692	1,482,830
Institutional Class	2,933,100	20,781,426	10,767,646	70,503,856

		26,532,358		79,463,331

Reinvestment of distributions
Class A	512,925	3,695,234	1,280,204	8,389,533
Class B	5,932	42,492	18,911	124,285
Class C	30,652	218,862	83,490	546,693
Administrator Class	4,122	29,885	8,942	58,365
Institutional Class	247,528	1,778,494	335,071	2,210,363

		5,764,967		11,329,239

Payment for shares redeemed
Class A	(4,158,383)	(29,640,247)	(10,372,192)	(68,163,755)
Class B	(195,320)	(1,415,251)	(696,145)	(4,582,544)
Class C	(504,341)	(3,595,456)	(1,027,752)	(6,766,469)
Administrator Class	(87,774)	(617,076)	(440,178)	(2,856,064)
Institutional Class	(3,130,657)	(22,507,927)	(3,140,837)	(20,912,953)

		(57,775,957)		(103,281,785)

Net decrease in net assets resulting from capital share transactions		(25,478,632)		(12,489,215)

Total increase in net assets		41,970,834		96,944,934

Net assets
Beginning of period		582,330,145		485,385,211

End of period		$624,300,979		$582,330,145

Undistributed (overdistributed) net investment income		$(45,949)		$479,907

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended March 31
CLASS A		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$6.93	$5.65	$6.02	$6.02	$4.18	$8.28	$9.35
Net investment income	0.06	0.15	0.10	0.07	0.05	0.11	0.18
Net realized and unrealized gains (losses) on investments	0.84	1.29	(0.36)	0.00	1.85	(3.33)	(0.44)

Total from investment operations	0.90	1.44	(0.26)	0.07	1.90	(3.22)	(0.26)
Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.11)	(0.07)	(0.06)	(0.13)	(0.18)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.75)	(0.63)

Total distributions to shareholders	(0.07)	(0.16)	(0.11)	(0.07)	(0.06)	(0.88)	(0.81)
Net asset value, end of period	$7.76	$6.93	$5.65	$6.02	$6.02	$4.18	$8.28
Total return[3]	13.13%	25.58%	(4.53)%	1.21%	45.51%	(38.57)%	(3.45)%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.21%	1.21%	1.17%	1.14%	1.06%	1.03%
Net expenses	1.20%	1.20%	1.20%	1.15%	1.14%	1.04%	0.96%
Net investment income	1.88%	2.40%	1.57%	2.47%	1.07%	1.74%	1.96%
Supplemental data
Portfolio turnover rate	37%	79%	56%	31%	63%	60%	91%
Net assets, end of period (000s omitted)	$413,019	$390,705	$364,533	$435,454	$467,224	$366,237	$741,701

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended March 31
CLASS B		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$6.98	$5.69	$6.05	$6.05	$4.19	$8.29	$9.35
Net investment income	0.04 [3]	0.11 [3]	0.06 [3]	0.05 [3]	0.02 [3]	0.06 [3]	0.12 [3]
Net realized and unrealized gains (losses) on investments	0.84	1.28	(0.37)	0.00	1.86	(3.33)	(0.45)

Total from investment operations	0.88	1.39	(0.31)	0.05	1.88	(3.27)	(0.33)
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.05)	(0.05)	(0.02)	(0.08)	(0.10)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.75)	(0.63)

Total distributions to shareholders	(0.05)	(0.10)	(0.05)	(0.05)	(0.02)	(0.83)	(0.73)
Net asset value, end of period	$7.81	$6.98	$5.69	$6.05	$6.05	$4.19	$8.29
Total return[4]	12.60%	24.62%	(5.20)%	0.83%	45.17%	(39.13)%	(4.09)%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.96%	1.96%	1.92%	1.89%	1.80%	1.73%
Net expenses	1.95%	1.95%	1.95%	1.89%	1.89%	1.78%	1.69%
Net investment income	1.14%	1.65%	0.81%	1.72%	0.34%	0.96%	1.25%
Supplemental data
Portfolio turnover rate	37%	79%	56%	31%	63%	60%	91%
Net assets, end of period (000s omitted)	$7,634	$8,077	$10,360	$16,329	$17,992	$18,115	$52,814

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended March 31
CLASS C		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$6.94	$5.66	$6.02	$6.03	$4.18	$8.29	$9.35
Net investment income	0.04	0.10	0.05	0.05	0.02	0.06	0.11
Net realized and unrealized gains (losses) on investments	0.84	1.29	(0.35)	(0.01)	1.85	(3.34)	(0.43)

Total from investment operations	0.88	1.39	(0.30)	0.04	1.87	(3.28)	(0.32)
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.06)	(0.05)	(0.02)	(0.08)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.75)	(0.63)

Total distributions to shareholders	(0.05)	(0.11)	(0.06)	(0.05)	(0.02)	(0.83)	(0.74)
Net asset value, end of period	$7.77	$6.94	$5.66	$6.02	$6.03	$4.18	$8.29
Total return[3]	12.69%	24.63%	(5.14)%	0.67%	44.70%	(39.13)%	(4.03)%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.96%	1.96%	1.92%	1.88%	1.82%	1.73%
Net expenses	1.95%	1.95%	1.95%	1.90%	1.88%	1.80%	1.69%
Net investment income	1.13%	1.65%	0.79%	1.72%	0.32%	1.01%	1.22%
Supplemental data
Portfolio turnover rate	37%	79%	56%	31%	63%	60%	91%
Net assets, end of period (000s omitted)	$39,821	$38,279	$35,665	$40,197	$43,558	$33,077	$61,029

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$6.94	$5.66	$5.99	$5.79
Net investment income	0.08 [2]	0.17 [2]	0.13 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	0.83	1.28	(0.37)	0.22

Total from investment operations	0.91	1.45	(0.24)	0.24
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.09)	(0.04)
Net asset value, end of period	$7.77	$6.94	$5.66	$5.99
Total return[3]	13.26%	25.84%	(4.25)%	4.08%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.03%	1.04%	1.14%
Net expenses	0.95%	0.95%	0.95%	0.99%
Net investment income	2.10%	2.65%	1.86%	2.26%
Supplemental data
Portfolio turnover rate	37%	79%	56%	31%
Net assets, end of period (000s omitted)	$4,193	$3,015	$3,632	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended March 31
INSTITUTIONAL CLASS		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$6.90	$5.62	$5.99	$5.99	$4.16	$8.25	$9.31
Net investment income	0.08	0.18 [3]	0.14 [3]	0.08	0.06	0.13	0.20
Net realized and unrealized gains (losses) on investments	0.83	1.28	(0.37)	0.00	1.84	(3.32)	(0.43)

Total from investment operations	0.91	1.46	(0.23)	0.08	1.90	(3.19)	(0.23)
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.14)	(0.08)	(0.07)	(0.15)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.75)	(0.63)

Total distributions to shareholders	(0.09)	(0.18)	(0.14)	(0.08)	(0.07)	(0.90)	(0.83)
Net asset value, end of period	$7.72	$6.90	$5.62	$5.99	$5.99	$4.16	$8.25
Total return[4]	13.27%	26.23%	(4.08)%	1.32%	45.84%	(38.43)%	(3.08)%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.78%	0.85%	0.89%	0.81%	0.73%
Net expenses	0.77%	0.78%	0.77%	0.83%	0.89%	0.79%	0.69%
Net investment income	2.29%	2.80%	1.99%	2.81%	1.32%	1.99%	2.22%
Supplemental data
Portfolio turnover rate	37%	79%	56%	31%	63%	60%	91%
Net assets, end of period (000s omitted)	$159,635	$142,256	$71,195	$86,592	$104,142	$84,042	$168,764

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	21

at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $162,368,038 with $131,417,514 expiring in 2017 and $30,950,524 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

22	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$528,413,533	$0	$0	$528,413,533
Corporate bonds and notes	0	89,738,018	0	89,738,018
Short-term investments
Investment companies	1,997,333	33,279,914	0	35,277,247
	$530,410,866	$123,017,932	$0	$653,428,798

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	23

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 0.95% for Administrator Class Shares and 0.78% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $6,387 from the sale of Class A shares and $1,053 in contingent deferred sales charges from redemptions of Class B shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $217,871,619 and $247,405,242, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $489 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage Diversified Capital Builder Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Diversified Capital Builder Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the

28	Wells Fargo Advantage Diversified Capital Builder Fund	Other information (unaudited)

methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the median performance of the Universe for the one-and three-year periods under review, and lower than the median performance of the Universe for the five- and ten-year periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Diversified Capital Builder Blended Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the five- and ten-year periods and the benchmark for all periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the median rate for the Fund’s expense Groups for all classes except the Class A. The Board also viewed favorably the fact that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	29

necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage Diversified Capital Builder Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215917 05-13 SA225/SAR225 3-13

Wells Fargo Advantage

Diversified Income Builder Fund

Semi-Annual Report

March 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Diversified Income Builder Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified Income Builder Fund for the six-month period ended March 31, 2013. The past six months were marked by a modestly growing U.S. economy and expansive monetary policy. This backdrop enabled equity and high-yield asset classes to generate positive returns.

The economy grew, helped by an accommodative monetary policy but hurt by political uncertainty.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in March 2013, and housing market activity as measured by many metrics—sales, building permits, and prices—advanced from its recessionary levels.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. In China, economic growth decelerated from double-digit advances but remained at a stable, positive pace.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns and capital markets generally rose during this time period.

Financial markets advanced.

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened. As a result, most equity and high-yield bond asset classes advanced. For example, the S&P 500 Index1 returned 10.19% for the six-month period ended March 31, 2013, while the Russell 1000® Index2 advanced 11.10%. High-yield bonds, as measured by the BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index3, returned 6.11% for the period. On the other hand, highly rated U.S. Treasury bonds had negative results as investors moved from safe-haven U.S. Treasuries to asset classes with higher risk/reward potential.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the noninvestment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns.

4	Wells Fargo Advantage Diversified Income Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns1 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKSAX)	4-14-1987	6.71	5.88	4.93	13.31	7.12	5.54	1.14	1.08
Class B (EKSBX)*	2-1-1993	7.44	6.04	5.01	12.44	6.36	5.01	1.89	1.83
Class C (EKSCX)	2-1-1993	11.45	6.32	4.77	12.45	6.32	4.77	1.89	1.83
Administrator Class (EKSDX)	7-30-2010	–	–	–	13.49	7.23	5.63	0.98	0.90
Institutional Class (DKSYX)	1-13-1997	–	–	–	13.72	7.44	5.83	0.71	0.71
Diversified Income Builder Blended Index[4]	–	–	–	–	13.46	10.07	9.71	–	–
BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index[5]	–	–	–	–	13.05	11.19	9.81	–	–
Russell 1000® Index[6]	–	–	–	–	14.43	6.15	8.97	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	5

Ten largest holdings[7] (%) as of March 31, 2013
NRG Energy Incorporated, 7.88%, 5-15-2021	5.02
Iron Mountain Incorporated, 5.75%, 8-15-2024	4.35
Kraton Polymers LLC, 6.75%, 3-1-2019	4.04
Tronox Finance LLC, 6.38%, 8-15-2020	3.80
Hornbeck Offshore Services Incorporated, 5.88%, 4-1-2020	3.20
Dycom Investments Incorporated, 7.13%, 1-15-2021	2.99
Hertz Corporation, 6.25%, 10-15-2022	2.94
Heckmann Corporation, 9.88%, 4-15-2018	2.75
General Cable Corporation, 5.75%, 10-1-2022	2.67
Valeant Pharmaceuticals International Incorporated, 7.00%, 10-1-2020	2.64

Portfolio allocation[8] as of March 31, 2013

1.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Income Builder Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Diversified Income Builder Blended Index is composed of the following indexes: BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index (75%), and the Russell 1000® Index (25%). You cannot invest directly in an index.

5.	BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

6.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

7.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Diversified Income Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,073.24	$5.58	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Class B
Actual	$1,000.00	$1,069.09	$9.44	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20	1.83%
Class C
Actual	$1,000.00	$1,069.17	$9.44	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20	1.83%
Administrator Class
Actual	$1,000.00	$1,073.44	$4.65	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Class
Actual	$1,000.00	$1,076.39	$3.57	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48	0.69%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	7

Security name	Shares	Value

Common Stocks: 28.56%

Consumer Discretionary: 1.22%

Auto Components: 0.32%
Johnson Controls Incorporated	35,000	$1,227,450

Distributors: 0.90%
Genuine Parts Company «	45,000	3,510,000

Consumer Staples: 2.11%

Food & Staples Retailing: 0.07%
CVS Caremark Corporation	5,000	274,950

Food Products: 0.38%
JM Smucker Company	15,000	1,487,400

Household Products: 1.21%
Church & Dwight Company Incorporated «	35,000	2,262,050
Kimberly-Clark Corporation «	25,000	2,449,500

		4,711,550

Personal Products: 0.45%
Estee Lauder Companies Incorporated Class A	27,000	1,728,810

Energy: 6.46%

Energy Equipment & Services: 0.68%
Dresser-Rand Group Incorporated †	25,000	1,541,500
FMC Technologies Incorporated †	20,000	1,087,800

		2,629,300

Oil, Gas & Consumable Fuels: 5.78%
ConocoPhillips Company	80,000	4,808,000
EOG Resources Incorporated	11,000	1,408,770
EQT Corporation	8,000	542,000
Kinder Morgan Incorporated	100,000	3,868,000
PAA Natural Gas Storage LP	40,000	855,600
Phillips 66	65,000	4,548,050
Plains All American Pipeline LP	10,000	564,800
Range Resources Corporation «	5,000	405,200
The Williams Companies Incorporated	145,000	5,431,700

		22,432,120

Financials: 8.64%

Commercial Banks: 1.16%
PNC Financial Services Group Incorporated	50,000	3,325,000
US Bancorp	35,000	1,187,550

		4,512,550

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

REITs: 7.48%
American Tower Corporation	115,000	$8,845,800
HCP Incorporated	75,000	3,739,500
Health Care REIT Incorporated	145,000	9,846,950
Plum Creek Timber Company «	105,000	5,481,000
Ventas Incorporated	15,000	1,098,000

		29,011,250

Health Care: 2.58%

Biotechnology: 0.15%
Celgene Corporation †	5,000	579,550

Health Care Equipment & Supplies: 0.13%
CareFusion Corporation †	15,000	524,850

Pharmaceuticals: 2.30%
Actavis Incorporated †	6,000	552,660
Allergan Incorporated	30,000	3,348,900
Bristol-Myers Squibb Company	40,000	1,647,600
Eli Lilly & Company	30,000	1,703,700
Forest Laboratories Incorporated †	15,000	570,600
Merck & Company Incorporated	20,000	884,600
Warner Chilcott Limited	15,000	203,250

		8,911,310

Industrials: 3.11%

Building Products: 0.33%
Lennox International Incorporated	20,000	1,269,800

Electrical Equipment: 0.88%
Eaton Corporation plc	10,000	612,530
Roper Industries Incorporated	22,000	2,800,820

		3,413,350

Machinery: 1.33%
Donaldson Company Incorporated	26,000	940,940
Flowserve Corporation	8,000	1,341,680
IDEX Corporation	10,000	534,200
Pall Corporation	30,000	2,051,096
Parker Hannifin Corporation	3,000	274,740

		5,142,656

Road & Rail: 0.57%
Hertz Global Holdings Incorporated «†	100,000	2,226,000

Information Technology: 1.00%

Electronic Equipment, Instruments & Components: 0.83%
FEI Company «	50,000	3,227,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	9

Security name			Shares	Value

IT Services: 0.17%
Automatic Data Processing Incorporated			10,000	$650,200

Materials: 1.92%

Chemicals: 1.92%
FMC Corporation			20,000	1,140,600
LyondellBasell Industries NV Class A			73,000	4,620,170
Valspar Corporation			27,000	1,680,750

				7,441,520

Telecommunication Services: 0.36%

Wireless Telecommunication Services: 0.36%
Crown Castle International Corporation †			20,000	1,392,800

Utilities: 1.16%

Gas Utilities: 1.16%
National Fuel Gas Company			50,000	3,067,500
ONEOK Incorporated			30,000	1,430,100

				4,497,600

Total Common Stocks (Cost $92,381,722)				110,802,516

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 67.69%

Consumer Discretionary: 3.13%

Auto Components: 0.50%
Lear Corporation 144A	4.75%	1-15-2023	$2,000,000	1,950,000

Media: 0.61%
DISH DBS Corporation 144A	5.00	3-15-2023	2,410,000	2,370,838

Specialty Retail: 2.02%
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	7,511,000	7,830,218

Consumer Staples: 0.56%

Food Products: 0.56%
Post Holdings Incorporated	7.38	2-15-2022	2,000,000	2,187,500

Energy: 13.87%

Energy Equipment & Services: 7.89%
Atwood Oceanics Incorporated	6.50	2-1-2020	1,500,000	1,631,250
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	2,160,000
Dresser-Rand Group Incorporated	6.50	5-1-2021	3,485,000	3,720,238
Heckmann Corporation	9.88	4-15-2018	10,000,000	10,687,500
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	12,000,000	12,420,000

				30,618,988

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 5.98%
Atlas Pipeline Partners LP 144A	5.88%	8-1-2023	$6,250,000	$6,218,750
CONSOL Energy Incorporated	8.25	4-1-2020	6,175,000	6,838,813
Denbury Resources Incorporated	4.63	7-15-2023	3,000,000	2,895,000
Range Resources Corporation 144A	5.00	3-15-2023	2,000,000	2,045,000
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	5,000,000	5,187,500

				23,185,063

Health Care: 10.42%

Health Care Equipment & Supplies: 2.25%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,097,500
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,348,750
Hologic Incorporated	6.25	8-1-2020	4,000,000	4,255,000

				8,701,250

Pharmaceuticals: 8.17%
Endo Pharmaceuticals Holdings Incorporated	7.00	12-15-2020	7,440,000	7,942,200
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	9,500,000	10,236,250
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	9,000,000	9,787,500
Warner Chilcott Company LLC	7.75	9-15-2018	3,500,000	3,740,625

				31,706,575

Industrials: 16.84%

Aerospace & Defense: 0.55%
Alliant Techsystems Incorporated	6.88	9-15-2020	1,981,000	2,134,528

Commercial Services & Supplies: 4.87%
Clean Harbors Incorporated 144A	5.13	6-1-2021	2,000,000	2,047,500
Iron Mountain Incorporated	5.75	8-15-2024	16,880,000	16,858,900

				18,906,400

Construction & Engineering: 2.99%
Dycom Investments Incorporated	7.13	1-15-2021	10,845,000	11,604,150

Electrical Equipment: 3.59%
Belden Incorporated 144A	5.50	9-1-2022	3,500,000	3,587,500
General Cable Corporation 144A	5.75	10-1-2022	10,150,000	10,353,000

				13,940,500

Machinery: 1.90%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,208,688
Oshkosh Corporation	8.50	3-1-2020	5,500,000	6,160,000

				7,368,688

Road & Rail: 2.94%
Hertz Corporation	6.25	10-15-2022	10,500,000	11,392,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 1.32%

IT Services: 1.32%
Neustar Incorporated 144A	4.50%	1-15-2023	$5,350,000	$5,109,250

Materials: 13.21%

Chemicals: 8.99%
Huntsman International LLC 144A	4.88	11-15-2020	1,100,000	1,108,250
Kraton Polymers LLC	6.75	3-1-2019	15,000,000	15,675,000
Olin Corporation	5.50	8-15-2022	3,250,000	3,359,688
Tronox Finance LLC «144A	6.38	8-15-2020	15,200,000	14,744,000

				34,886,938

Containers & Packaging: 3.20%
Ball Corporation	5.00	3-15-2022	1,400,000	1,456,000
Greif Incorporated	7.75	8-1-2019	2,778,000	3,236,370
Sealed Air Corporation 144A	5.25	4-1-2023	2,150,000	2,158,063
Sealed Air Corporation 144A	6.50	12-1-2020	3,000,000	3,285,000
Sealed Air Corporation 144A	8.38	9-15-2021	2,000,000	2,290,000

				12,425,433

Metals & Mining: 1.02%
United States Steel Corporation «	7.38	4-1-2020	3,770,000	3,949,075

Telecommunication Services: 1.93%

Wireless Telecommunication Services: 1.93%
SBA Communications Corporation 144A	5.63	10-1-2019	3,300,000	3,394,875
SBA Telecommunications Incorporated	8.25	8-15-2019	1,836,000	2,024,190
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	2,000,000	2,080,000

				7,499,065

Utilities: 6.41%

Independent Power Producers & Energy Traders: 6.41%
AES Corporation	8.00	6-1-2020	4,550,000	5,391,750
NRG Energy Incorporated	7.88	5-15-2021	17,500,000	19,468,750

				24,860,500

Total Corporate Bonds and Notes (Cost $252,265,265)				262,627,459

Yankee Corporate Bonds and Notes: 2.04%

Energy: 0.83%

Energy Equipment & Services: 0.83%
Precision Drilling Corporation	6.63	11-15-2020	3,000,000	3,202,500

Materials: 1.21%

Chemicals: 1.21%
LyondellBasell Industries NV «	5.75	4-15-2024	4,000,000	4,690,000

Total Yankee Corporate Bonds and Notes (Cost $6,990,581)				7,892,500

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 6.99%

Investment Companies: 6.99%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	5,169,308	$5,169,308
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.18	21,953,687	21,953,687

Total Short-Term Investments (Cost $27,122,995)			27,122,995

Total investments in securities (Cost $378,760,563) *	105.28%	408,445,470
Other assets and liabilities, net	(5.28)	(20,466,090)

Total net assets	100.00%	$387,979,380

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $379,009,871 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,104,318
Gross unrealized depreciation	(1,668,719)

Net unrealized appreciation	$29,435,599

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$381,322,475
In affiliated securities, at value (see cost below)	27,122,995

Total investments, at value (see cost below)	408,445,470
Receivable for investments sold	2,072,167
Receivable for Fund shares sold	657,213
Receivable for dividends and interest	4,997,940
Receivable for securities lending income	3,026
Prepaid expenses and other assets	45,051

Total assets	416,220,867

Liabilities
Dividends payable	176,466
Payable for investments purchased	4,691,459
Payable for Fund shares redeemed	966,270
Payable upon receipt of securities loaned	21,953,687
Advisory fee payable	152,999
Distribution fees payable	80,669
Due to other related parties	87,126
Accrued expenses and other liabilities	132,811

Total liabilities	28,241,487

Total net assets	$387,979,380

NET ASSETS CONSIST OF
Paid-in capital	$359,493,971
Overdistributed net investment income	(7,534)
Accumulated net realized losses on investments	(1,191,964)
Net unrealized gains on investments	29,684,907

Total net assets	$387,979,380

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$160,353,664
Shares outstanding – Class A	25,424,639
Net asset value per share – Class A	$6.31
Maximum offering price per share – Class A2	$6.69
Net assets – Class B	$5,782,429
Shares outstanding – Class B	913,435
Net asset value per share – Class B	$6.33
Net assets – Class C	$121,738,416
Shares outstanding – Class C	19,265,967
Net asset value per share – Class C	$6.32
Net assets – Administrator Class	$43,303,312
Shares outstanding – Administrator Class	6,992,745
Net asset value per share – Administrator Class	$6.19
Net assets – Institutional Class	$56,801,559
Shares outstanding – Institutional Class	9,182,225
Net asset value per share – Institutional Class	$6.19

Investments in unaffiliated securities (including securities on loan), at cost	$351,637,568

Investments in affiliated securities, at cost	$27,122,995

Total investments, at cost	$378,760,563

Securities on loan, at value	$21,492,102

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Income Builder Fund	Statement of operations—six months ended March 31, 2013 (unaudited)

Investment income
Interest	$8,443,467
Dividends*	1,313,897
Securities lending income, net	40,595
Income from affiliated securities	3,832

Total investment income	9,801,791

Expenses
Advisory fee	928,568
Administration fees
Fund level	92,857
Class A	195,931
Class B	7,833
Class C	152,217
Administrator Class	20,271
Institutional Class	22,822
Shareholder servicing fees
Class A	188,395
Class B	7,532
Class C	146,363
Administrator Class	48,976
Distribution fees
Class B	22,597
Class C	439,088
Custody and accounting fees	12,737
Professional fees	22,488
Registration fees	28,525
Shareholder report expenses	33,721
Trustees’ fees and expenses	5,728
Other fees and expenses	7,462

Total expenses	2,384,111
Less: Fee waivers and/or expense reimbursements	(64,496)

Net expenses	2,319,615

Net investment income	7,482,176

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,255,021
Net change in unrealized gains (losses) on investments	7,302,181

Net realized and unrealized gains (losses) on investments	18,557,202

Net increase in net assets resulting from operations	$26,039,378

*Net of foreign dividend withholding taxes in the amount of	$37,455

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Diversified Income Builder Fund	15

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income		$7,482,176		$17,097,543
Net realized gains on investments		11,255,021		3,048,913
Net change in unrealized gains (losses) on investments		7,302,181		44,168,787

Net increase in net assets resulting from operations		26,039,378		64,315,243

Distributions to shareholders from
Net investment income
Class A		(3,086,906)		(6,999,759)
Class B		(100,766)		(305,655)
Class C		(1,959,544)		(4,671,240)
Administrator Class		(868,408)		(2,095,742)
Institutional Class		(1,280,238)		(3,227,498)

Total distributions to shareholders		(7,295,862)		(17,299,894)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,761,344	23,140,106	4,241,303	24,247,397
Class B	60,903	373,436	196,898	1,139,265
Class C	1,771,292	10,893,180	3,667,427	21,047,481
Administrator Class	2,258,232	13,535,409	5,544,055	31,385,314
Institutional Class	207,753	1,251,919	754,146	4,235,129

		49,194,050		82,054,586

Reinvestment of distributions
Class A	444,092	2,731,453	1,012,977	5,831,437
Class B	14,088	86,864	40,365	232,947
Class C	246,260	1,517,197	576,008	3,323,591
Administrator Class	115,028	694,999	133,593	759,440
Institutional Class	209,929	1,265,683	565,388	3,188,701

		6,296,196		13,336,116

Payment for shares redeemed
Class A	(2,979,193)	(18,276,269)	(6,605,930)	(37,693,570)
Class B	(232,596)	(1,428,481)	(676,589)	(3,865,738)
Class C	(1,869,478)	(11,483,139)	(4,325,239)	(24,883,423)
Administrator Class	(1,446,606)	(8,734,386)	(6,422,019)	(36,846,758)
Institutional Class	(1,268,917)	(7,590,806)	(3,120,151)	(17,493,988)

		(47,513,081)		(120,783,477)

Net increase (decrease) in net assets resulting from capital share transactions		7,977,165		(25,392,775)

Total increase in net assets		26,720,681		21,622,574

Net assets
Beginning of period		361,258,699		339,636,125

End of period		$387,979,380		$361,258,699

Overdistributed net investment income		$(7,534)		$(193,848)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended April 30
CLASS A		2012	2011	20101,[2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$6.00	$5.26	$5.57	$5.46	$4.58	$6.06	$6.40
Net investment income	0.13	0.28	0.28	0.13	0.25	0.26	0.27 [3]
Net realized and unrealized gains (losses) on investments	0.31	0.74	(0.27)	0.11	0.87	(1.45)	(0.35)

Total from investment operations	0.44	1.02	0.01	0.24	1.12	(1.19)	(0.08)
Distributions to shareholders from
Net investment income	(0.13)	(0.28)	(0.32)	(0.13)	(0.24)	(0.26)	(0.26)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00

Total distributions to shareholders	(0.13)	(0.28)	(0.32)	(0.13)	(0.24)	(0.29)	(0.26)
Net asset value, end of period	$6.31	$6.00	$5.26	$5.57	$5.46	$4.58	$6.06
Total return[4]	7.32%	19.86%	(0.28)%	4.42%	24.93%	(19.64)%	(1.26)%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.14%	1.13%	1.10%	1.07%	1.07%	1.16%
Net expenses	1.08%	1.08%	1.08%	1.05%	1.07%	1.07%	1.11%
Net investment income	4.20%	4.93%	4.86%	5.74%	4.96%	5.15%	4.41%
Supplemental data
Portfolio turnover rate	37%	72%	65%	21%	55%	57%	125%
Net assets, end of period (000s omitted)	$160,354	$145,156	$134,340	$154,005	$146,340	$108,773	$145,924

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Income Builder Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended April 30
CLASS B		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$6.02	$5.28	$5.59	$5.48	$4.60	$6.08	$6.42
Net investment income	0.11 [3]	0.24 [3]	0.24 [3]	0.11 [3]	0.21 [3]	0.22 [3]	0.23 [3]
Net realized and unrealized gains (losses) on investments	0.30	0.74	(0.27)	0.11	0.87	(1.45)	(0.36)

Total from investment operations	0.41	0.98	(0.03)	0.22	1.08	(1.23)	(0.13)
Distributions to shareholders from
Net investment income	(0.10)	(0.24)	(0.28)	(0.11)	(0.20)	(0.22)	(0.21)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00

Total distributions to shareholders	(0.10)	(0.24)	(0.28)	(0.11)	(0.20)	(0.25)	(0.21)
Net asset value, end of period	$6.33	$6.02	$5.28	$5.59	$5.48	$4.60	$6.08
Total return[4]	6.91%	18.92%	(1.01)%	4.09%	23.65%	(19.99)%	(1.97)%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.88%	1.88%	1.85%	1.82%	1.81%	1.86%
Net expenses	1.83%	1.83%	1.83%	1.80%	1.82%	1.81%	1.86%
Net investment income	3.46%	4.21%	4.11%	5.01%	4.18%	4.33%	3.68%
Supplemental data
Portfolio turnover rate	37%	72%	65%	21%	55%	57%	125%
Net assets, end of period (000s omitted)	$5,782	$6,449	$7,971	$16,089	$17,379	$19,309	$37,459

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended April 30
CLASS C		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$6.01	$5.27	$5.58	$5.47	$4.60	$6.07	$6.41
Net investment income	0.11 [3]	0.24	0.24	0.11	0.22	0.22 [3]	0.22 [3]
Net realized and unrealized gains (losses) on investments	0.30	0.74	(0.27)	0.11	0.85	(1.44)	(0.35)

Total from investment operations	0.41	0.98	(0.03)	0.22	1.07	(1.22)	(0.13)
Distributions to shareholders from
Net investment income	(0.10)	(0.24)	(0.28)	(0.11)	(0.20)	(0.22)	(0.21)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00

Total distributions to shareholders	(0.10)	(0.24)	(0.28)	(0.11)	(0.20)	(0.25)	(0.21)
Net asset value, end of period	$6.32	$6.01	$5.27	$5.58	$5.47	$4.60	$6.07
Total return[4]	6.92%	18.94%	(1.02)%	4.09%	23.69%	(20.03)%	(1.98)%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.89%	1.88%	1.85%	1.82%	1.82%	1.85%
Net expenses	1.83%	1.83%	1.83%	1.80%	1.82%	1.82%	1.85%
Net investment income	3.45%	4.18%	4.12%	5.01%	4.22%	4.41%	3.63%
Supplemental data
Portfolio turnover rate	37%	72%	65%	21%	55%	57%	125%
Net assets, end of period (000s omitted)	$121,738	$114,896	$101,140	$93,159	$93,423	$57,096	$61,229

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Income Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$5.89	$5.16	$5.46	$5.33
Net investment income	0.13 [2]	0.28	0.29 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	0.30	0.74	(0.26)	0.12

Total from investment operations	0.43	1.02	0.03	0.18
Distributions to shareholders from
Net investment income	(0.13)	(0.29)	(0.33)	(0.05)
Net asset value, end of period	$6.19	$5.89	$5.16	$5.46
Total return[3]	7.34%	20.15%	0.00%	3.42%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.97%	0.89%	1.02%
Net expenses	0.90%	0.90%	0.87%	0.90%
Net investment income	4.37%	5.10%	5.09%	5.80%
Supplemental data
Portfolio turnover rate	37%	72%	65%	21%
Net assets, end of period (000s omitted)	$43,303	$35,727	$35,157	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended April 30
INSTITUTIONAL CLASS		2012	2011	2010[1,2]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$5.88	$5.16	$5.46	$5.36	$4.48	$5.96	$6.30
Net investment income	0.14 [3]	0.30 [3]	0.30	0.14	0.27	0.26	0.28 [3]
Net realized and unrealized gains (losses) on investments	0.30	0.72	(0.26)	0.09	0.86	(1.45)	(0.35)

Total from investment operations	0.44	1.02	0.04	0.23	1.13	(1.19)	(0.07)
Distributions to shareholders from
Net investment income	(0.13)	(0.30)	(0.34)	(0.13)	(0.25)	(0.26)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00

Total distributions to shareholders	(0.13)	(0.30)	(0.34)	(0.13)	(0.25)	(0.29)	(0.27)
Net asset value, end of period	$6.19	$5.88	$5.16	$5.46	$5.36	$4.48	$5.96
Total return[4]	7.64%	20.18%	0.18%	4.41%	25.68%	(19.85)%	(1.09)%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.71%	0.70%	0.76%	0.82%	0.84%	0.85%
Net expenses	0.69%	0.71%	0.69%	0.74%	0.82%	0.84%	0.85%
Net investment income	4.60%	5.32%	5.27%	6.10%	5.31%	5.65%	4.66%
Supplemental data
Portfolio turnover rate	37%	72%	65%	21%	55%	57%	125%
Net assets, end of period (000s omitted)	$56,802	$59,031	$61,029	$84,780	$195,418	$58,710	$24,944

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on

22	Wells Fargo Advantage Diversified Income Builder Fund	Notes to financial statements (unaudited)

the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $12,197,676 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	23

Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$110,802,516	$0	$0	$110,802,516
Corporate bonds and notes	0	262,627,459	0	262,627,459
Yankee corporate bonds and notes	0	7,892,500	0	7,892,500
Short-term investments
Investment companies	5,169,308	21,953,687	0	27,122,995
	$115,971,824	$292,473,646	$0	$408,445,470

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

24	Wells Fargo Advantage Diversified Income Builder Fund	Notes to financial statements (unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class B shares, 1.83% for Class C shares, 0.90% for Administrator Class shares, and 0.71% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $30,356 from the sale of Class A shares and $1,492 and $447 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $140,616,718 and $134,549,690, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $398 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	25

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

26	Wells Fargo Advantage Diversified Income Builder Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and

Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525

Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each

Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

28	Wells Fargo Advantage Diversified Income Builder Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

30	Wells Fargo Advantage Diversified Income Builder Fund	Other information (unaudited)

that the performance of the Fund (Class A) was higher than or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Diversified Income Builder Blended Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for all periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the explanation of the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were equal to the median rates for the Fund’s expense Groups for all classes except Class A.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other information (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	31

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage Diversified Income Builder Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215918 05-13 SA226/SAR226 3-13

Wells Fargo Advantage Enterprise FundSM

Semi-Annual Report

March 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds

Absolute Return Fund

Asset Allocation Fund

Diversified Capital Builder Fund

Diversified Income Builder Fund

Growth Balanced Fund

Index Asset Allocation Fund

Moderate Balanced Fund

WealthBuilder Conservative Allocation Portfolio†

	WealthBuilder Equity Portfolio†	Target 2020 Fund†
	WealthBuilder Growth Allocation Portfolio† WealthBuilder Growth Balanced Portfolio†	Target 2025 Fund† Target 2030 Fund†
	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
	Target Today Fund†	Target 2045 Fund†
	Target 2010 Fund†	Target 2050 Fund†
	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Enterprise Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Enterprise Fund for the six-month period ended March 31, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity styles to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 14.48%, while the mid-cap-focused Russell Midcap® Index2 posted a 16.21% total return.

The U.S. economy improved with the support of an accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in March 2013, and housing market activity as measured by many metrics—sales, building permits, and prices—advanced from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by keeping its key rate at a historic low of 0.75%.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Enterprise Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

4	Wells Fargo Advantage Enterprise Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns1 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SENAX)	2-24-2000	2.58	5.09	9.72	8.84	6.35	10.37	1.29	1.18
Class B (WENBX)*	8-26-2011	3.03	5.24	10.21	8.03	5.57	10.21	2.04	1.93
Class C (WENCX)	3-31-2008	7.03	5.57	9.60	8.03	5.57	9.60	2.04	1.93
Administrator Class (SEPKX)	8-30-2002	–	–	–	8.89	6.53	10.63	1.13	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	9.19	6.80	10.89	0.86	0.85
Investor Class (SENTX)	9-30-1998	–	–	–	8.74	6.26	10.21	1.35	1.24
Russell Midcap® Growth Index[4]	–	–	–	–	12.76	7.98	11.53	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Enterprise Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2013
SBA Communications Corporation Class A	2.83
Discovery Communications Incorporated	2.81
Kansas City Southern Railway Company	2.49
Virgin Media Incorporated	2.18
Airgas Incorporated	2.02
IntercontinentalExchange Incorporated	1.98
CBRE Group Incorporated	1.97
Alliance Data Systems Corporation	1.92
Verisk Analytics Incorporated Class A	1.90
Delphi Automotive plc	1.86

Sector distribution[6] as of March 31, 2013

1.	Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Enterprise Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,117.90	$6.23	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Class B
Actual	$1,000.00	$1,113.54	$10.17	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
Class C
Actual	$1,000.00	$1,113.54	$10.17	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
Administrator Class
Actual	$1,000.00	$1,118.13	$5.91	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.64	1.12%
Institutional Class
Actual	$1,000.00	$1,119.61	$4.49	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Investor Class
Actual	$1,000.00	$1,117.23	$6.60	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Enterprise Fund	7

Security name	Shares	Value

Common Stocks: 98.28%

Consumer Discretionary: 21.81%

Auto Components: 1.86%
Delphi Automotive plc	269,165	$11,950,926

Automobiles: 1.18%
Tesla Motors Incorporated «†	201,400	7,631,046

Hotels, Restaurants & Leisure: 0.97%
Panera Bread Company Class A †	37,924	6,266,562

Internet & Catalog Retail: 1.46%
Expedia Incorporated «	156,800	9,409,568

Media: 4.99%
Discovery Communications Incorporated †	259,690	18,058,843
Virgin Media Incorporated	286,631	14,036,320

		32,095,163

Multiline Retail: 3.14%
Dollar General Corporation †	214,017	10,824,980
Nordstrom Incorporated	169,500	9,361,485

		20,186,465

Specialty Retail: 4.88%
Chico’s FAS Incorporated	426,900	7,171,920
DSW Incorporated Class A	118,447	7,556,919
GNC Holdings Incorporated Class A	186,392	7,321,478
L Brands Incorporated	209,900	9,374,134

		31,424,451

Textiles, Apparel & Luxury Goods: 3.33%
lululemon athletica incorporated «†	72,100	4,495,435
PVH Corporation	79,800	8,523,438
Under Armour Incorporated Class A «†	163,830	8,388,096

		21,406,969

Consumer Staples: 3.01%

Beverages: 1.45%
Constellation Brands Incorporated Class A †	195,600	9,318,384

Food & Staples Retailing: 1.56%
Whole Foods Market Incorporated	115,985	10,061,699

Energy: 4.53%

Oil, Gas & Consumable Fuels: 4.53%
Cabot Oil & Gas Corporation	110,000	7,437,100
Concho Resources Incorporated †	71,300	6,946,759
Gulfport Energy Corporation †	82,270	3,770,434
Pioneer Natural Resources Company	88,735	11,025,324

		29,179,617

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Enterprise Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Financials: 7.80%

Capital Markets: 2.42%
Affiliated Managers Group Incorporated †	47,900	$7,356,003
Ameriprise Financial Incorporated	111,705	8,227,073

		15,583,076

Consumer Finance: 1.43%
Discover Financial Services	204,200	9,156,328

Diversified Financial Services: 1.98%
IntercontinentalExchange Incorporated †	78,200	12,752,074

Real Estate Management & Development: 1.97%
CBRE Group Incorporated †	502,750	12,694,438

Health Care: 14.58%

Biotechnology: 4.95%
Alexion Pharmaceuticals Incorporated †	105,810	9,749,333
BioMarin Pharmaceutical Incorporated «†	113,324	7,055,552
Cubist Pharmaceuticals Incorporated «†	133,800	6,264,516
Onyx Pharmaceuticals Incorporated †	98,700	8,770,482

		31,839,883

Health Care Equipment & Supplies: 2.69%
Intuitive Surgical Incorporated †	11,100	5,452,209
Sirona Dental Systems Incorporated †	98,400	7,255,032
Thoratec Corporation †	122,253	4,584,488

		17,291,729

Health Care Providers & Services: 4.78%
Cardinal Health Incorporated	135,300	5,631,186
Catamaran Corporation †	174,800	9,269,644
HCA Holdings Incorporated	188,093	7,642,219
Team Health Holdings Incorporated †	226,400	8,236,432

		30,779,481

Health Care Technology: 0.58%
Cerner Corporation †	39,700	3,761,575

Life Sciences Tools & Services: 1.58%
Agilent Technologies Incorporated	242,100	10,160,937

Industrials: 22.37%

Aerospace & Defense: 3.15%
TransDigm Group Incorporated	67,412	10,308,643
Triumph Group Incorporated «	127,200	9,985,200

		20,293,843

Airlines: 1.65%
Copa Holdings SA Class A	89,000	10,645,290

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Enterprise Fund	9

Security name	Shares	Value

Building Products: 2.17%
Fortune Brands Home & Security Incorporated †	230,200	$8,616,386
Owens Corning Incorporated †	135,000	5,323,050

		13,939,436

Commercial Services & Supplies: 1.48%
Clean Harbors Incorporated «†	164,100	9,532,569

Construction & Engineering: 1.41%
Quanta Services Incorporated †	316,800	9,054,144

Electrical Equipment: 0.73%
Regal-Beloit Corporation	57,927	4,724,526

Machinery: 4.21%
Chart Industries Incorporated «†	74,600	5,968,746
Colfax Corporation «†	154,881	7,208,162
Cummins Incorporated	65,521	7,587,987
Graco Incorporated	108,600	6,302,058

		27,066,953

Professional Services: 1.90%
Verisk Analytics Incorporated Class A †	198,400	12,227,392

Road & Rail: 4.10%
Hertz Global Holdings Incorporated «†	466,100	10,375,386
Kansas City Southern Railway Company	144,600	16,036,140

		26,411,526

Trading Companies & Distributors: 1.57%
W.W. Grainger Incorporated	44,922	10,106,552

Information Technology: 18.16%

Computers & Peripherals: 0.88%
Stratasys Limited «†	76,200	5,655,564

Electronic Equipment, Instruments & Components: 2.50%
FEI Company «	118,000	7,616,900
IPG Photonics Corporation «	127,200	8,447,352

		16,064,252

Internet Software & Services: 4.35%
CoStar Group Incorporated †	62,000	6,786,520
LinkedIn Corporation Class A †	60,100	10,581,206
Mercadolibre Incorporated «	56,165	5,423,292
Rackspace Hosting Incorporated †	103,300	5,214,584

		28,005,602

IT Services: 3.07%
Alliance Data Systems Corporation «†	76,350	12,360,302
Vantiv Incorporated Class A «†	313,101	7,433,018

		19,793,320

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Enterprise Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name		Shares	Value

Software: 7.36%
ACI Worldwide Incorporated †		167,700	$8,193,822
Aspen Technology Incorporated †		236,600	7,639,814
CommVault Systems Incorporated †		122,000	10,001,560
Fortinet Incorporated †		210,900	4,994,112
Guidewire Software Incorporated †		91,528	3,518,336
ServiceNow Incorporated «†		179,255	6,489,031
Splunk Incorporated †		163,239	6,534,457

			47,371,132

Materials: 3.20%

Chemicals: 3.20%
Airgas Incorporated		131,005	12,990,456
Sherwin-Williams Company		45,100	7,616,939

			20,607,395

Telecommunication Services: 2.82%

Wireless Telecommunication Services: 2.82%
SBA Communications Corporation Class A «†		252,620	18,193,689

Total Common Stocks (Cost $510,673,100)			632,643,556

	Yield
Short-Term Investments: 23.26%

Investment Companies: 23.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.13%	9,588,091	9,588,091
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(u)(l)	0.18	140,104,175	140,104,175

Total Short-Term Investments (Cost $149,692,266)			149,692,266

Total investments in securities (Cost $660,365,366) *	121.54%	782,335,822
Other assets and liabilities, net	(21.54)	(138,633,788)

Total net assets	100.00%	$643,702,034

«	All or a portion of this security is on loan.

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $662,251,089 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$125,302,488
Gross unrealized depreciation	(5,217,755)

Net unrealized appreciation	$120,084,733

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2013 (unaudited)	Wells Fargo Advantage Enterprise Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$632,643,556
In affiliated securities, at value (see cost below)	149,692,266

Total investments, at value (see cost below)	782,335,822
Cash	28,424
Receivable for investments sold	4,145,738
Receivable for Fund shares sold	558,237
Receivable for dividends	154,694
Receivable for securities lending income	87,271
Prepaid expenses and other assets	107,649

Total assets	787,417,835

Liabilities
Payable for investments purchased	2,405,142
Payable for Fund shares redeemed	531,789
Payable upon receipt of securities loaned	140,104,175
Advisory fee payable	322,787
Distribution fees payable	6,589
Due to other related parties	165,540
Accrued expenses and other liabilities	179,779

Total liabilities	143,715,801

Total net assets	$643,702,034

NET ASSETS CONSIST OF
Paid-in capital	$546,213,511
Undistributed net investment loss	(777,784)
Accumulated net realized losses on investments	(23,704,149)
Net unrealized gains on investments	121,970,456

Total net assets	$643,702,034

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$377,809,364
Shares outstanding – Class A	8,974,920
Net asset value per share – Class A	$42.10
Maximum offering price per share – Class A2	$44.67
Net assets – Class B	$2,820,525
Shares outstanding – Class B	70,151
Net asset value per share – Class B	$40.21
Net assets – Class C	$7,388,076
Shares outstanding – Class C	183,725
Net asset value per share – Class C	$40.21
Net assets – Administrator Class	$6,993,365
Shares outstanding – Administrator Class	161,345
Net asset value per share – Administrator Class	$43.34
Net assets – Institutional Class	$71,622,928
Shares outstanding – Institutional Class	1,621,362
Net asset value per share – Institutional Class	$44.17
Net assets – Investor Class	$177,067,776
Shares outstanding – Investor Class	4,261,293
Net asset value per share – Investor Class	$41.55

Investments in unaffiliated securities (including securities on loan), at cost	$510,673,100

Investments in affiliated securities, at cost	$149,692,266

Total investments, at cost	$660,365,366

Securities on loan, at value	$137,099,696

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Enterprise Fund	Statement of operations—six months ended March 31, 2013 (unaudited)

Investment income
Dividends	$4,449,132
Securities lending income, net	766,346
Income from affiliated securities	3,673

Total investment income	5,219,151

Expenses
Advisory fee	2,151,645
Administration fees
Fund level	154,764
Class A	460,840
Class B	3,766
Class C	9,548
Administrator Class	3,231
Institutional Class	32,724
Investor Class	265,682
Shareholder servicing fees
Class A	443,116
Class B	3,621
Class C	9,181
Administrator Class	7,865
Investor Class	207,256
Distribution fees
Class B	10,862
Class C	27,543
Custody and accounting fees	21,830
Professional fees	17,900
Registration fees	41,643
Shareholder report expenses	36,464
Trustees’ fees and expenses	6,168
Other fees and expenses	9,701

Total expenses	3,925,350
Less: Fee waivers and/or expense reimbursements	(316,341)

Net expenses	3,609,009

Net investment income	1,610,142

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	22,106,649
Net change in unrealized gains (losses) on investments	45,408,299

Net realized and unrealized gains (losses) on investments	67,514,948

Net increase in net assets resulting from operations	$69,125,090

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Enterprise Fund	13

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income (loss)		$1,610,142		$(3,072,836)
Net realized gains on investments		22,106,649		3,813,615
Net change in unrealized gains (losses) on investments		45,408,299		172,245,072

Net increase in net assets resulting from operations		69,125,090		172,985,851

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	60,162	2,345,528	103,108	3,682,224
Class B	96	3,633	1,395	51,826
Class C	6,425	233,575	21,025	727,096
Administrator Class	24,287	974,325	125,141	4,698,109
Institutional Class	62,199	2,511,694	415,653	15,951,961
Investor Class	101,219	3,922,001	213,550	7,579,509

		9,990,756		32,690,725

Payment for shares redeemed
Class A	(618,267)	(23,663,886)	(1,146,949)	(40,763,416)
Class B	(19,534)	(719,854)	(78,902)	(2,720,700)
Class C	(30,625)	(1,156,208)	(41,851)	(1,405,682)
Administrator Class	(37,217)	(1,455,402)	(712,955)	(26,037,670)
Institutional Class	(806,929)	(32,815,035)	(2,052,417)	(79,070,745)
Investor Class	(386,933)	(14,649,775)	(706,196)	(24,801,639)

		(74,460,160)		(174,799,852)

Net decrease in net assets resulting from capital share transactions		(64,469,404)		(142,109,127)

Total increase in net assets		4,655,686		30,876,724

Net assets
Beginning of period		639,046,348		608,169,624

End of period		$643,702,034		$639,046,348

Undistributed net investment loss		$(777,784)		$(2,387,926)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS A		2012	2011	2010[1]	2009	2008[2]	2007[2]
Net asset value, beginning of period	$37.67	$29.10	$30.21	$24.24	$21.77	$37.95	$29.31
Net investment income (loss)	0.09	(0.18)	(0.17)[3]	(0.22)[3]	(0.14)[3]	(0.25)[3]	(0.26)[3]
Net realized and unrealized gains (losses) on investments	4.34	8.75	(0.94)	6.19	2.61	(15.93)	8.90

Total from investment operations	4.43	8.57	(1.11)	5.97	2.47	(16.18)	8.64
Net asset value, end of period	$42.10	$37.67	$29.10	$30.21	$24.24	$21.77	$37.95
Total return[4]	11.79%	29.46%	(3.71)%	24.63%	11.35%	(42.63)%	29.48%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.29%	1.34%	1.38%	1.44%	1.45%	1.42%
Net expenses	1.18%	1.18%	1.18%	1.34%	1.36%	1.40%	1.40%
Net investment income (loss)	0.50%	(0.49)%	(0.51)%	(0.85)%	(0.64)%	(0.79)%	(0.79)%
Supplemental data
Portfolio turnover rate	46%	102%	104%	108%	203%	179%	117%
Net assets, end of period (000s omitted)	$377,809	$359,068	$307,735	$878	$824	$851	$1,769

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
CLASS B		2012	2011[1]
Net asset value, beginning of period	$36.11	$28.10	$29.17
Net investment loss	(0.04)[2]	(0.42)[2]	(0.04)[2]
Net realized and unrealized gains (losses) on investments	4.14	8.43	(1.03)

Total from investment operations	4.10	8.01	(1.07)
Net asset value, end of period	$40.21	$36.11	$28.10
Total return[3]	11.35%	28.51%	(3.67)%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.04%	2.09%
Net expenses	1.93%	1.93%	1.93%
Net investment loss	(0.22)%	(1.25)%	(1.26)%
Supplemental data
Portfolio turnover rate	46%	102%	104%
Net assets, end of period (000s omitted)	$2,821	$3,235	$4,695

1.	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS C		2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$36.11	$28.10	$29.39	$23.75	$21.49	$30.67
Net investment loss	(0.04)[3]	(0.42)[3]	(0.44)[3]	(0.39)[3]	(0.31)[3]	(0.27)[3]
Net realized and unrealized gains (losses) on investments	4.14	8.43	(0.85)	6.03	2.57	(8.91)

Total from investment operations	4.10	8.01	(1.29)	5.64	2.26	(9.18)
Net asset value, end of period	$40.21	$36.11	$28.10	$29.39	$23.75	$21.49
Total return[4]	11.35%	28.51%	(4.39)%	23.80%	10.52%	(29.96)%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.04%	2.09%	2.13%	2.19%	2.18%
Net expenses	1.93%	1.93%	1.97%	2.09%	2.11%	2.15%
Net investment loss	(0.24)%	(1.24)%	(1.35)%	(1.60)%	(1.43)%	(1.58)%
Supplemental data
Portfolio turnover rate	46%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$7,388	$7,508	$6,428	$174	$268	$21

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period March 31, 2008 (commencement of class operations) to October 31, 2008

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$38.77	$29.93	$31.03	$24.86	$22.27	$38.71	$29.83
Net investment income (loss)	0.11 [2]	(0.16)[2]	(0.24)	(0.17)[2]	(0.09)[2]	(0.18)[2]	(0.18)[2]
Net realized and unrealized gains (losses) on investments	4.46	9.00	(0.86)	6.34	2.68	(16.26)	9.06

Total from investment operations	4.57	8.84	(1.10)	6.17	2.59	(16.44)	8.88
Net asset value, end of period	$43.34	$38.77	$29.93	$31.03	$24.86	$22.27	$38.71
Total return[3]	11.81%	29.54%	(3.54)%	24.87%	11.59%	(42.47)%	29.77%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.12%	1.17%	1.21%	1.26%	1.26%	1.24%
Net expenses	1.12%	1.12%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.55%	(0.46)%	(0.62)%	(0.66)%	(0.44)%	(0.55)%	(0.54)%
Supplemental data
Portfolio turnover rate	46%	102%	104%	108%	203%	179%	117%
Net assets, end of period (000s omitted)	$6,993	$6,757	$22,811	$16,760	$16,000	$14,677	$3,358

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$39.46	$30.38	$31.42	$25.11	$22.44	$38.90	$29.90
Net investment income (loss)	0.18 [2]	(0.06)[2]	(0.13)[2]	(0.11)[2]	(0.04)[2]	(0.10)[2]	(0.10)[2]
Net realized and unrealized gains (losses) on investments	4.53	9.14	(0.91)	6.42	2.71	(16.36)	9.10

Total from investment operations	4.71	9.08	(1.04)	6.31	2.67	(16.46)	9.00
Net asset value, end of period	$44.17	$39.46	$30.38	$31.42	$25.11	$22.44	$38.90
Total return[3]	11.96%	29.89%	(3.31)%	25.13%	11.90%	(42.31)%	30.10%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.90%	0.94%	0.99%	0.98%	0.97%
Net expenses	0.85%	0.85%	0.89%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	0.87%	(0.17)%	(0.37)%	(0.41)%	(0.18)%	(0.29)%	(0.30)%
Supplemental data
Portfolio turnover rate	46%	102%	104%	108%	203%	179%	117%
Net assets, end of period (000s omitted)	$71,623	$93,367	$121,618	$106,931	$113,467	$104,121	$126,347

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	19
(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INVESTOR CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$37.19	$28.75	$29.87	$23.99	$21.56	$37.62	$29.11
Net investment income (loss)	0.08 [2]	(0.19)[2]	(0.29)[2]	(0.24)[2]	(0.16)[2]	(0.29)[2]	(0.32)[2]
Net realized and unrealized gains (losses) on investments	4.28	8.63	(0.83)	6.12	2.59	(15.77)	8.83

Total from investment operations	4.36	8.44	(1.12)	5.88	2.43	(16.06)	8.51
Net asset value, end of period	$41.55	$37.19	$28.75	$29.87	$23.99	$21.56	$37.62
Total return[3]	11.72%	29.36%	(3.75)%	24.56%	11.22%	(42.69)%	29.23%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.36%	1.40%	1.48%	1.54%	1.57%	1.59%
Net expenses	1.25%	1.25%	1.36%	1.43%	1.46%	1.53%	1.57%
Net investment income (loss)	0.43%	(0.56)%	(0.84)%	(0.94)%	(0.74)%	(0.91)%	(0.96)%
Supplemental data
Portfolio turnover rate	46%	102%	104%	108%	203%	179%	117%
Net assets, end of period (000s omitted)	$177,068	$169,111	$144,883	$134,528	$117,725	$112,689	$209,651

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Enterprise Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Enterprise Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage Enterprise Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At September 30, 2012, capital loss carryforwards which are available to offset future net realized capital gains were as follows:

Pre-enactment capital loss expiration*			Post-enactment capital losses**
2016	2017	2019	Short-term	Long-term
$21,080,033	$1,126,599	$2,550,894	$14,008,941	$5,306,087
*	Losses incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

As of September 30, 2012, the Fund had a qualified late-year ordinary loss of $2,354,319 which was recognized on the first day of the current fiscal year. A late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31 and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

22	Wells Fargo Advantage Enterprise Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$632,643,556	$0	$0	$632,643,556

Short-term investments
Investment companies	9,588,091	140,104,175	0	149,692,266
	$642,231,647	$140,104,175	$0	$782,335,822

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo Advantage Enterprise Fund	23

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.18% for Class A shares, 1.93% for Class B shares, 1.93% for Class C shares, 1.10% for Administrator Class shares, 0.85% for Institutional Class shares, and 1.24% for Investor Class shares. Prior to February 1, 2013, the Fund’s expenses were capped at 1.15% for Administrator Class shares and 1.25% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $2,688 from the sale of Class A shares and $677 and $611 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $285,106,676 and $348,533,444, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $541 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Advantage Enterprise Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Enterprise Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Enterprise Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Enterprise Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Enterprise Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

28	Wells Fargo Advantage Enterprise Fund	Other information (unaudited)

that the performance of the Fund (Administrator Class) was higher than or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Russell Midcap® Growth Index, for the one-year period, and lower than the benchmark for the three-, five- and ten-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the three-, five- and ten-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the explanation of the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios for the Fund’s expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups, except for the Institutional Class. However, the Board viewed favorably the fact that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other information (unaudited)	Wells Fargo Advantage Enterprise Fund	29

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to funds management and the sub-adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage Enterprise Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215919 05-13 SA231/SAR231 3-13

Wells Fargo Advantage

Index Asset Allocation Fund

Semi-Annual Report

March 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Index Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Index Asset Allocation Fund for the six-month period ended March 31, 2013. The past six months were marked by a modestly growing U.S. economy and expansive monetary policy. This backdrop enabled equity and high-yield asset classes to generate positive returns.

The economy grew, helped by an accommodative monetary policy but hurt by political uncertainty.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in March 2013, and housing market activity as measured by many metrics—sales, building permits, and prices—advanced from its recessionary levels.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. In China, economic growth decelerated from double-digit advances but remained at a stable, positive pace.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns and capital markets generally rose during this time period.

Financial markets advanced.

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened. As a result, most equity and high-yield bond asset classes advanced. For example, the S&P 500 Index1 returned 10.19% for the six-month period ended March 31, 2013, while the Russell 1000® Index2 advanced 11.10%. High-yield bonds, as measured by the BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index3, returned 6.11% for the period. On the other hand, highly rated U.S. Treasury bonds had negative results as investors moved from safe-haven U.S. Treasuries to asset classes with higher risk/reward potential.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The BofA Merrill Lynch High Yield U.S. Corp, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the noninvestment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns.

4	Wells Fargo Advantage Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Petros Bocray, CFA, FRM

Jeffrey P. Mellas, CAIA

Average annual total returns (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SFAAX)	11-13-1986	5.70	4.19	6.95	12.15	5.43	7.59	1.19	1.16
Class B (SASBX)*	1-1-1995	6.36	4.31	7.02	11.36	4.65	7.02	1.94	1.91
Class C (WFALX)	4-1-1998	10.29	4.65	6.79	11.29	4.65	6.79	1.94	1.91
Administrator Class (WFAIX)	11-8-1999	–	–	–	12.42	5.70	7.86	1.03	0.91
Index Asset Allocation Composite Index[3]	–	–	–	–	11.94	7.88	8.77	–	–
S&P 500 Index[4]	–	–	–	–	13.96	5.81	8.53	–	–
Barclays 20+ Year Treasury Index[5]	–	–	–	–	7.62	8.32	7.42	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	5

Ten largest holdings[6] (%) as of March 31, 2013
U.S. Treasury Bond, 4.38%, 5-15-2040	2.64
U.S. Treasury Bond, 3.75%, 8-15-2041	2.58
U.S. Treasury Bond, 4.25%, 11-15-2040	2.56
U.S. Treasury Bond, 4.63%, 2-15-2040	2.51
U.S. Treasury Bond, 4.38%, 5-15-2041	2.37
U.S. Treasury Bond, 4.38%, 11-15-2039	2.28
U.S. Treasury Bond, 4.75%, 2-15-2041	2.19
U.S. Treasury Bond, 3.88%, 8-15-2040	2.13
U.S. Treasury Bond, 4.25%, 5-15-2039	1.84
Apple Incorporated	1.73

Neutral target allocation[8] as of March 31, 2013
Bonds	40%
Stocks	60%

Current target allocation[8] as of March 31, 2013
Bonds	15%
Stocks	85%

Equity sector distribution[7] as of March 31, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Class A, 1.90% for Class B, 1.90% for Class C, and 0.90% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays 20+ Year Treasury Index (a subset of the Barclays U.S. Treasury Index, which contains public obligations of the U.S. Treasury with a remaining maturity of one year or more). You cannot invest directly in an index.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The Barclays 20+ Year Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

6.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Equity sector distribution is subject to change and is calculated based on the total long-term equity investments of the Fund.

8.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

6	Wells Fargo Advantage Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,070.76	$5.94	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Class B
Actual	$1,000.00	$1,066.88	$9.79	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Class C
Actual	$1,000.00	$1,066.96	$9.79	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Administrator Class
Actual	$1,000.00	$1,072.53	$4.65	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.02%
FHLMC	10.50%	1-1-2016	$341	$369
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	107,173	127,297

Total Agency Securities (Cost $114,851)				127,666

			Shares

Common Stocks: 58.23%

Consumer Discretionary: 6.77%

Auto Components: 0.21%
BorgWarner Incorporated «†			3,378	261,255
Delphi Automotive plc			8,566	380,330
Johnson Controls Incorporated			19,988	700,979
The Goodyear Tire & Rubber Company †			7,169	90,401

				1,432,965

Automobiles: 0.27%
Ford Motor Company			114,575	1,506,661
Harley-Davidson Incorporated			6,604	351,993

				1,858,654

Distributors: 0.05%
Genuine Parts Company «			4,524	352,872

Diversified Consumer Services: 0.04%
Apollo Group Incorporated Class A †			2,925	50,866
H&R Block Incorporated			7,925	233,154

				284,020

Hotels, Restaurants & Leisure: 1.05%
Carnival Corporation			12,977	445,111
Chipotle Mexican Grill Incorporated «†			906	295,238
Darden Restaurants Incorporated			3,780	195,350
International Game Technology			7,722	127,413
Marriott International Incorporated Class A			7,117	300,551
McDonald’s Corporation			29,294	2,920,319
Starbucks Corporation			21,888	1,246,740
Starwood Hotels & Resorts Worldwide Incorporated			5,659	360,648
Wyndham Worldwide Corporation			3,990	257,275
Wynn Resorts Limited			2,330	291,623
Yum! Brands Incorporated			13,166	947,162

				7,387,430

Household Durables: 0.20%
D.R. Horton Incorporated «			8,167	198,458
Garmin Limited «			3,200	105,728
Harman International Industries Incorporated			1,983	88,501
Leggett & Platt Incorporated «			4,172	140,930
Lennar Corporation			4,823	200,058
Newell Rubbermaid Incorporated			8,365	218,327
Pulte Homes Incorporated †			9,939	201,165
Whirlpool Corporation			2,294	271,747

				1,424,914

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail: 0.64%
Amazon.com Incorporated †	10,622	$2,830,657
Expedia Incorporated	2,731	163,887
Netflix Incorporated †	1,635	309,685
priceline.com Incorporated †	1,458	1,003,002
TripAdvisor Incorporated «†	3,215	168,852

		4,476,083

Leisure Equipment & Products: 0.08%
Hasbro Incorporated «	3,348	147,111
Mattel Incorporated	10,065	440,746

		587,857

Media: 2.09%
Cablevision Systems Corporation New York Group Class A	6,267	93,754
CBS Corporation Class B	17,093	798,072
Comcast Corporation Class A	77,105	3,239,181
DIRECTV Group Incorporated †	16,744	947,878
Discovery Communications Incorporated Class A «†	7,165	564,172
Gannett Company Incorporated «	6,712	146,791
Interpublic Group of Companies Incorporated	12,092	157,559
News Corporation Class A	58,413	1,782,765
Omnicom Group Incorporated «	7,637	449,819
Scripps Networks Interactive Incorporated «	2,512	161,622
Time Warner Cable Incorporated	8,634	829,382
Time Warner Incorporated	27,305	1,573,314
Viacom Incorporated Class B	13,303	819,066
Walt Disney Company	52,741	2,995,689
Washington Post Company Class B	134	59,898

		14,618,962

Multiline Retail: 0.46%
Dollar General Corporation †	7,682	388,556
Dollar Tree Incorporated †	6,636	321,381
Family Dollar Stores Incorporated	2,807	165,753
JCPenney Company Incorporated «	4,164	62,918
Kohl’s Corporation	6,181	285,130
Macy’s Incorporated	11,547	483,126
Nordstrom Incorporated	4,374	241,576
Target Corporation	19,010	1,301,235

		3,249,675

Specialty Retail: 1.28%
Abercrombie & Fitch Company Class A	2,322	107,276
AutoNation Incorporated †	1,131	49,481
AutoZone Incorporated †	1,062	421,370
Bed Bath & Beyond Incorporated †	6,607	425,623
Best Buy Company Incorporated «	7,770	172,106
CarMax Incorporated †	6,664	277,889
GameStop Corporation Class A «	3,538	98,958

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	9

Security name	Shares	Value

Specialty Retail (continued)
Gap Incorporated	8,683	$307,378
Home Depot Incorporated	43,675	3,047,642
L Brands Incorporated	6,991	312,218
Lowe’s Companies Incorporated	32,426	1,229,594
O’Reilly Automotive Incorporated †	3,252	333,493
PetSmart Incorporated	3,139	194,932
Ross Stores Incorporated	6,495	393,727
Staples Incorporated «	19,684	264,356
Tiffany & Company	3,481	242,069
TJX Companies Incorporated	21,303	995,915
Urban Outfitters Incorporated †	3,196	123,813

		8,997,840

Textiles, Apparel & Luxury Goods: 0.40%
Coach Incorporated	8,203	410,068
Fossil Incorporated †	1,561	150,793
Nike Incorporated Class B	21,192	1,250,540
PVH Corporation	2,282	243,740
Ralph Lauren Corporation	1,777	300,864
VF Corporation	2,576	432,124

		2,788,129

Consumer Staples: 6.38%

Beverages: 1.41%
Beam Incorporated	4,685	297,685
Brown-Forman Corporation Class B «	4,428	316,159
Coca-Cola Enterprises Incorporated	7,666	283,029
Constellation Brands Incorporated Class A †	4,452	212,093
Dr Pepper Snapple Group Incorporated	5,949	279,306
Molson Coors Brewing Company	4,560	223,121
Monster Beverage Corporation †	4,209	200,938
Pepsico Incorporated	45,065	3,565,092
The Coca-Cola Company	111,963	4,527,784

		9,905,207

Food & Staples Retailing: 1.41%
Costco Wholesale Corporation	12,726	1,350,356
CVS Caremark Corporation	35,965	1,977,715
Kroger Company	15,146	501,938
Safeway Incorporated	6,999	184,424
Sysco Corporation «	17,117	602,005
Wal-Mart Stores Incorporated	48,861	3,656,269
Walgreen Company	25,121	1,197,769
Whole Foods Market Incorporated	5,036	436,873

		9,907,349

Food Products: 1.11%
Archer Daniels Midland Company	19,236	648,830
Campbell Soup Company	5,234	237,414

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Food Products (continued)
ConAgra Foods Incorporated	12,090	$432,943
Dean Foods Company †	5,433	98,500
General Mills Incorporated	18,889	931,417
H.J. Heinz Company	9,366	676,881
Hormel Foods Corporation «	3,928	162,305
JM Smucker Company	3,134	310,767
Kellogg Company	7,296	470,081
Kraft Foods Group Incorporated	17,310	891,984
McCormick & Company Incorporated «	3,877	285,153
Mead Johnson Nutrition Company	5,917	458,272
Mondelez International Incorporated Class A	51,947	1,590,098
The Hershey Company	4,387	383,994
Tyson Foods Incorporated Class A	8,284	205,609

		7,784,248

Household Products: 1.30%
Clorox Company	3,826	338,716
Colgate-Palmolive Company	12,844	1,515,977
Kimberly-Clark Corporation	11,325	1,109,624
Procter & Gamble Company	79,799	6,149,311

		9,113,628

Personal Products: 0.10%
Avon Products Incorporated	12,627	261,758
Estee Lauder Companies Incorporated Class A	7,003	448,402

		710,160

Tobacco: 1.05%
Altria Group Incorporated	58,710	2,019,037
Lorillard Incorporated	11,083	447,199
Philip Morris International	48,136	4,462,689
Reynolds American Incorporated «	9,398	418,117

		7,347,042

Energy: 6.36%

Energy Equipment & Services: 1.09%
Baker Hughes Incorporated	12,904	598,875
Cameron International Corporation †	7,242	472,178
Diamond Offshore Drilling Incorporated «	2,032	141,346
Ensco plc Class A	6,792	407,520
FMC Technologies Incorporated †	6,946	377,793
Halliburton Company	27,220	1,099,960
Helmerich & Payne Incorporated	3,106	188,534
Nabors Industries Limited	8,502	137,902
National Oilwell Varco Incorporated	12,463	881,757
Noble Corporation	7,383	281,661
Rowan Companies plc †	3,631	128,392
Schlumberger Limited	38,800	2,905,732

		7,621,650

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 5.27%
Anadarko Petroleum Corporation	14,620	$1,278,519
Apache Corporation	11,444	883,019
Cabot Oil & Gas Corporation	6,147	415,599
Chesapeake Energy Corporation «	15,210	310,436
Chevron Corporation	56,750	6,743,035
ConocoPhillips Company	35,667	2,143,587
CONSOL Energy Incorporated	6,664	224,244
Denbury Resources Incorporated †	10,909	203,453
Devon Energy Corporation	11,030	622,313
EOG Resources Incorporated	7,937	1,016,492
EQT Corporation	4,398	297,965
Exxon Mobil Corporation	130,883	11,793,867
Hess Corporation	8,679	621,503
Kinder Morgan Incorporated	18,455	713,839
Marathon Oil Corporation	20,675	697,161
Marathon Petroleum Corporation	9,683	867,597
Murphy Oil Corporation	5,291	337,195
Newfield Exploration Company †	3,950	88,559
Noble Energy Incorporated	5,246	606,752
Occidental Petroleum Corporation	23,531	1,844,124
Peabody Energy Corporation	7,877	166,599
Phillips 66	18,155	1,270,305
Pioneer Natural Resources Company	3,866	480,351
QEP Resources Incorporated	5,214	166,014
Range Resources Corporation «	4,757	385,507
Southwestern Energy Company †	10,254	382,064
Spectra Energy Corporation	19,517	600,148
Tesoro Corporation	4,015	235,078
The Williams Companies Incorporated	19,908	745,754
Valero Energy Corporation	16,153	734,800
WPX Energy Incorporated «†	5,847	93,669

		36,969,548

Financials: 9.27%

Capital Markets: 1.22%
Ameriprise Financial Incorporated	5,945	437,849
Bank of New York Mellon Corporation	33,987	951,296
BlackRock Incorporated	3,675	944,034
Charles Schwab Corporation	32,104	567,920
E*TRADE Financial Corporation †	8,337	89,289
Franklin Resources Incorporated	4,035	608,518
Goldman Sachs Group Incorporated	12,782	1,880,871
Invesco Limited	12,880	373,005
Legg Mason Incorporated	3,352	107,767
Morgan Stanley	40,104	881,486
Northern Trust Corporation	6,357	346,838
State Street Corporation	13,347	788,674
T. Rowe Price Group Incorporated	7,564	566,317

		8,543,864

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Commercial Banks: 1.60%
Branch Banking & Trust Corporation	20,444	$641,737
Comerica Incorporated «	5,481	197,042
Fifth Third Bancorp	25,569	417,030
First Horizon National Corporation	7,108	75,913
Huntington Bancshares Incorporated	24,597	181,772
KeyCorp	26,988	268,800
M&T Bank Corporation «	3,570	368,281
PNC Financial Services Group Incorporated	15,437	1,026,561
Regions Financial Corporation	41,287	338,141
SunTrust Banks Incorporated	15,743	453,556
US Bancorp	54,432	1,846,878
Wells Fargo & Company (l)	143,195	5,296,783
Zions Bancorporation	5,380	134,446

		11,246,940

Consumer Finance: 0.53%
American Express Company	28,074	1,893,872
Capital One Financial Corporation	17,007	934,535
Discover Financial Services	14,470	648,835
SLM Corporation	13,243	271,217

		3,748,459

Diversified Financial Services: 2.19%
Bank of America Corporation	316,079	3,849,842
Citigroup Incorporated	88,765	3,926,964
CME Group Incorporated	8,966	550,423
IntercontinentalExchange Incorporated «†	2,122	346,035
JPMorgan Chase & Company	111,805	5,306,265
Leucadia National Corporation	8,571	235,103
McGraw-Hill Companies Incorporated	8,203	427,212
Moody’s Corporation «	5,662	301,898
NASDAQ OMX Group Incorporated	3,437	111,015
NYSE Euronext Incorporated	7,100	274,344

		15,329,101

Insurance: 2.43%
ACE Limited	9,911	881,782
AFLAC Incorporated	13,664	710,801
Allstate Corporation	13,945	684,281
American International Group Incorporated †	43,126	1,674,151
Aon plc	9,101	559,712
Assurant Incorporated	2,302	103,613
Berkshire Hathaway Incorporated Class B †	53,281	5,551,880
Chubb Corporation	7,625	667,416
Cincinnati Financial Corporation «	4,289	202,398
Genworth Financial Incorporated †	14,394	143,940
Lincoln National Corporation	7,930	258,597
Loews Corporation	9,044	398,569
Marsh & McLennan Companies Incorporated	16,019	608,241

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	13

Security name	Shares	Value

Insurance (continued)
MetLife Incorporated	31,945	$1,214,549
Principal Financial Group Incorporated «	8,057	274,180
Prudential Financial Incorporated	13,584	801,320
The Hartford Financial Services Group Incorporated	12,755	329,079
The Progressive Corporation	16,231	410,157
The Travelers Companies Incorporated	11,042	929,626
Torchmark Corporation	2,736	163,613
UNUM Group	7,880	222,610
XL Group plc	8,616	261,065

		17,051,580

Real Estate Management & Development: 0.03%
CBRE Group Incorporated †	8,886	224,372

REITs: 1.23%
American Tower Corporation	11,543	887,888
Apartment Investment & Management Company Class A	4,261	130,642
AvalonBay Communities Incorporated	3,323	420,924
Boston Properties Incorporated	4,431	447,797
Equity Residential Corporation	9,357	515,196
HCP Incorporated	13,243	660,296
Health Care REIT Incorporated	7,621	517,542
Host Hotels & Resorts Incorporated «	21,229	371,295
Kimco Realty Corporation «	11,915	266,896
Plum Creek Timber Company «	4,741	247,480
Prologis Incorporated	13,518	540,450
Public Storage Incorporated	4,212	641,572
Simon Property Group Incorporated	9,164	1,453,044
Ventas Incorporated	8,530	624,396
Vornado Realty Trust	4,948	413,851
Weyerhaeuser Company	15,930	499,883

		8,639,152

Thrifts & Mortgage Finance: 0.04%
Hudson City Bancorp Incorporated	13,888	119,992
People’s United Financial Incorporated «	9,895	132,989

		252,981

Health Care: 7.30%

Biotechnology: 1.10%
Alexion Pharmaceuticals Incorporated †	5,703	525,474
Amgen Incorporated	21,863	2,241,176
Biogen Idec Incorporated †	6,902	1,331,465
Celgene Corporation †	12,234	1,418,043
Gilead Sciences Incorporated †	44,472	2,176,015

		7,692,173

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies: 1.27%
Abbott Laboratories	45,883	$1,620,588
Baxter International Incorporated	15,946	1,158,317
Becton Dickinson & Company «	5,666	541,726
Boston Scientific Corporation †	39,653	309,690
C.R. Bard Incorporated	2,222	223,933
CareFusion Corporation †	6,502	227,505
Covidien plc	13,791	935,581
DENTSPLY International Incorporated	4,172	176,976
Edwards Lifesciences Corporation «†	3,334	273,921
Intuitive Surgical Incorporated †	1,171	575,183
Medtronic Incorporated	29,543	1,387,339
St. Jude Medical Incorporated	8,263	334,156
Stryker Corporation	8,449	551,213
Varian Medical Systems Incorporated †	3,187	229,464
Zimmer Holdings Incorporated	4,947	372,113

		8,917,705

Health Care Providers & Services: 1.10%
Aetna Incorporated	9,581	489,781
AmerisourceBergen Corporation	6,724	345,950
Cardinal Health Incorporated	9,955	414,327
CIGNA Corporation	8,353	520,977
Coventry Health Care Incorporated	3,933	184,969
DaVita Incorporated †	2,464	292,206
Express Scripts Holding Corporation †	23,909	1,378,354
Humana Incorporated	4,624	319,565
Laboratory Corporation of America Holdings †	2,720	245,344
McKesson Corporation	6,804	734,560
Patterson Companies Incorporated	2,444	92,970
Quest Diagnostics Incorporated	4,620	260,799
Tenet Healthcare Corporation †	3,046	144,929
UnitedHealth Group Incorporated	29,941	1,712,925
WellPoint Incorporated	8,882	588,255

		7,725,911

Health Care Technology: 0.06%
Cerner Corporation †	4,277	405,246

Life Sciences Tools & Services : 0.27%
Agilent Technologies Incorporated	10,133	425,282
Life Technologies Corporation †	5,026	324,830
PerkinElmer Incorporated	3,323	111,786
Thermo Fisher Scientific Incorporated	10,448	799,168
Waters Corporation †	2,508	235,526

		1,896,592

Pharmaceuticals: 3.50%
AbbVie Incorporated	46,171	1,882,853
Actavis Incorporated †	3,736	344,123
Allergan Incorporated	8,983	1,002,772

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	15

Security name	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	47,832	$1,970,200
Eli Lilly & Company	29,160	1,655,996
Forest Laboratories Incorporated †	6,846	260,422
Hospira Incorporated †	4,831	158,602
Johnson & Johnson Services Incorporated	81,657	6,657,495
Merck & Company Incorporated	88,290	3,905,067
Mylan Laboratories Incorporated †	11,555	334,402
Perrigo Company	2,581	306,442
Pfizer Incorporated	210,007	6,060,802

		24,539,176

Industrials: 5.89%

Aerospace & Defense: 1.39%
Boeing Company	19,879	1,706,612
General Dynamics Corporation	9,706	684,370
Honeywell International Incorporated	22,896	1,725,214
L-3 Communications Holdings Incorporated	2,626	212,496
Lockheed Martin Corporation	7,820	754,786
Northrop Grumman Corporation	6,927	485,929
Precision Castparts Corporation	4,277	811,005
Raytheon Company	9,504	558,740
Rockwell Collins Incorporated «	3,990	251,849
Textron Incorporated «	7,932	236,453
United Technologies Corporation	24,633	2,301,461

		9,728,915

Air Freight & Logistics: 0.45%
C.H. Robinson Worldwide Incorporated	4,705	279,759
Expeditors International of Washington Incorporated	6,034	215,474
FedEx Corporation	8,544	839,021
United Parcel Service Incorporated Class B	20,888	1,794,279

		3,128,533

Airlines: 0.04%
Southwest Airlines Company	21,269	286,706

Building Products: 0.03%
Masco Corporation	10,416	210,924

Commercial Services & Supplies: 0.33%
Avery Dennison Corporation	2,924	125,937
Cintas Corporation	3,062	135,126
Iron Mountain Incorporated «	4,888	177,483
Pitney Bowes Incorporated «	5,881	87,392
Republic Services Incorporated	8,687	286,671
Stericycle Incorporated †	2,516	267,149
The ADT Corporation	6,785	332,058
Tyco International Limited	13,614	435,648
Waste Management Incorporated	12,775	500,908

		2,348,372

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Construction & Engineering: 0.10%
Fluor Corporation	4,746	$314,802
Jacobs Engineering Group Incorporated †	3,809	214,218
Quanta Services Incorporated †	6,229	178,025

		707,045

Electrical Equipment: 0.27%
Emerson Electric Company «	21,091	1,178,354
Rockwell Automation Incorporated	4,083	352,567
Roper Industries Incorporated	2,887	367,544

		1,898,465

Industrial Conglomerates: 1.55%
3M Company	18,542	1,971,200
Danaher Corporation	16,939	1,052,759
Eaton Corporation plc	13,762	842,923
General Electric Company	303,751	7,022,723

		10,889,605

Machinery: 1.05%
Caterpillar Incorporated	19,136	1,664,258
Cummins Incorporated	5,157	597,232
Deere & Company	11,378	978,280
Dover Corporation	5,103	371,907
Flowserve Corporation	1,406	235,800
Illinois Tool Works Incorporated	12,132	739,324
Ingersoll-Rand plc	8,052	442,941
Joy Global Incorporated	3,103	184,691
Paccar Incorporated «	10,324	521,981
Pall Corporation	3,244	221,792
Parker Hannifin Corporation	4,358	399,106
Pentair Limited	6,022	317,661
Snap-On Incorporated	1,704	140,921
Stanley Black & Decker Incorporated	4,681	379,021
Xylem Incorporated	5,436	149,816

		7,344,731

Professional Services: 0.07%
Dun & Bradstreet Corporation «	1,196	100,045
Equifax Incorporated	3,517	202,544
Robert Half International Incorporated	4,075	152,935

		455,524

Road & Rail: 0.50%
CSX Corporation	29,819	734,442
Norfolk Southern Corporation	9,188	708,211
Ryder System Incorporated	1,504	89,864
Union Pacific Corporation	13,709	1,952,299

		3,484,816

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	17

Security name	Shares	Value

Trading Companies & Distributors: 0.11%
Fastenal Company	7,884	$404,843
W.W. Grainger Incorporated	1,745	392,590

		797,433

Information Technology: 10.49%

Communications Equipment: 1.12%
Cisco Systems Incorporated	155,757	3,256,879
F5 Networks Incorporated †	2,295	204,439
Harris Corporation «	3,298	152,829
JDS Uniphase Corporation †	6,870	91,852
Juniper Networks Incorporated †	15,061	279,231
Motorola Solutions Incorporated	8,062	516,210
QUALCOMM Incorporated	50,190	3,360,221

		7,861,661

Computers & Peripherals: 2.42%
Apple Incorporated	27,431	12,141,784
Dell Incorporated	42,662	611,346
EMC Corporation †	61,473	1,468,590
Hewlett-Packard Company	57,043	1,359,905
NetApp Incorporated †	10,529	359,671
SanDisk Corporation †	7,064	388,520
Seagate Technology plc	9,329	341,068
Western Digital Corporation	6,329	318,222

		16,989,106

Electronic Equipment, Instruments & Components: 0.25%
Amphenol Corporation Class A	4,665	348,242
Corning Incorporated	43,011	573,337
FLIR Systems Incorporated	4,232	110,074
Jabil Circuit Incorporated	5,372	99,275
Molex Incorporated «	4,043	118,379
TE Connectivity Limited	12,278	514,817

		1,764,124

Internet Software & Services: 1.30%
Akamai Technologies Incorporated †	5,198	183,437
eBay Incorporated †	34,084	1,848,034
Google Incorporated Class A †	7,800	6,193,434
VeriSign Incorporated «†	4,457	210,727
Yahoo! Incorporated †	28,309	666,111

		9,101,743

IT Services: 2.25%
Accenture plc	18,822	1,429,907
Automatic Data Processing Incorporated	14,168	921,203
Cognizant Technology Solutions Corporation Class A †	8,817	675,470
Computer Sciences Corporation	4,483	220,698

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

IT Services (continued)
Fidelity National Information Services Incorporated	8,566	$339,385
Fiserv Incorporated †	3,901	342,625
International Business Machines Corporation	30,603	6,527,620
MasterCard Incorporated Class A	3,086	1,669,927
Paychex Incorporated	9,455	331,587
SAIC Incorporated	8,288	112,302
Teradata Corporation †	4,843	283,364
Total System Services Incorporated	4,693	116,293
Visa Incorporated Class A	15,064	2,558,470
Western Union Company	16,615	249,890

		15,778,741

Office Electronics: 0.05%
Xerox Corporation	35,751	307,459

Semiconductors & Semiconductor Equipment: 1.15%
Advanced Micro Devices Incorporated «†	17,732	45,217
Altera Corporation	9,341	331,325
Analog Devices Incorporated	8,938	415,528
Applied Materials Incorporated	35,057	472,568
Broadcom Corporation Class A	15,292	530,174
First Solar Incorporated «†	1,757	47,369
Intel Corporation	144,480	3,156,888
KLA-Tencor Corporation	4,855	256,053
Lam Research Corporation †	4,741	196,562
Linear Technology Corporation	6,794	260,686
LSI Corporation †	16,060	108,887
Microchip Technology Incorporated «	5,707	209,789
Micron Technology Incorporated †	29,847	297,873
NVIDIA Corporation	18,252	233,991
Teradyne Incorporated «†	5,559	90,167
Texas Instruments Incorporated	32,271	1,144,975
Xilinx Incorporated	7,641	291,657

		8,089,709

Software: 1.95%
Adobe Systems Incorporated †	14,572	634,028
Autodesk Incorporated †	6,563	270,658
BMC Software Incorporated †	3,841	177,954
CA Incorporated	9,723	244,728
Citrix Systems Incorporated †	5,445	392,911
Electronic Arts Incorporated †	8,764	155,123
Intuit Incorporated	8,138	534,260
Microsoft Corporation	220,216	6,300,380
Oracle Corporation	107,873	3,488,613
Red Hat Incorporated †	5,644	285,361
Salesforce.com Incorporated †	3,936	703,875
Symantec Corporation †	20,133	496,882

		13,684,773

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	19

Security name	Shares	Value

Materials: 2.00%

Chemicals: 1.42%
Air Products & Chemicals Incorporated	6,066	$528,470
Airgas Incorporated	1,996	197,923
CF Industries Holdings Incorporated	1,842	350,662
Dow Chemical Company	35,183	1,120,227
E.I. du Pont de Nemours & Company	27,292	1,341,675
Eastman Chemical Company	4,498	314,275
Ecolab Incorporated	7,755	621,796
FMC Corporation	4,022	229,375
International Flavors & Fragrances Incorporated	2,383	182,705
LyondellBasell Industries NV Class A	11,090	701,886
Monsanto Company	15,653	1,653,426
Mosaic Company	8,082	481,768
PPG Industries Incorporated	4,172	558,798
Praxair Incorporated	8,651	964,933
Sherwin-Williams Company	2,508	423,576
Sigma-Aldrich Corporation «	3,517	273,201

		9,944,696

Construction Materials: 0.03%
Vulcan Materials Company «	3,794	196,150

Containers & Packaging: 0.09%
Ball Corporation	4,366	207,734
Bemis Company Incorporated	3,009	121,443
Owens-Illinois Incorporated †	4,794	127,760
Sealed Air Corporation	5,685	137,065

		594,002

Metals & Mining: 0.35%
Alcoa Incorporated	31,238	266,148
Allegheny Technologies Incorporated	3,139	99,538
Cliffs Natural Resources Incorporated «	4,426	84,138
Freeport-McMoRan Copper & Gold Incorporated Class B	27,738	918,128
Newmont Mining Corporation	14,511	607,866
Nucor Corporation	9,281	428,318
United States Steel Corporation «	4,216	82,212

		2,486,348

Paper & Forest Products: 0.11%
International Paper Company	12,888	600,323
MeadWestvaco Corporation	5,134	186,364

		786,687

Telecommunication Services: 1.73%

Diversified Telecommunication Services: 1.55%
AT&T Incorporated	160,418	5,885,736
CenturyTel Incorporated «	18,280	642,176

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corporation «	29,161	$116,061
Verizon Communications Incorporated	83,494	4,103,730
Windstream Corporation «	17,249	137,130

		10,884,833

Wireless Telecommunication Services: 0.18%
Crown Castle International Corporation †	8,564	596,397
MetroPCS Communications Incorporated †	9,350	101,915
Sprint Nextel Corporation †	87,949	546,163

		1,244,475

Utilities: 2.04%

Electric Utilities: 1.11%
American Electric Power Company Incorporated	14,189	690,011
Duke Energy Corporation	20,583	1,494,120
Edison International	9,516	478,845
Entergy Corporation	5,202	328,974
Exelon Corporation	24,976	861,172
FirstEnergy Corporation	12,218	515,600
Nextera Energy Incorporated	12,383	961,911
Northeast Utilities	9,182	399,050
Pepco Holdings Incorporated	6,722	143,851
Pinnacle West Capital Corporation	3,207	185,653
PPL Corporation «	17,023	532,990
The Southern Company	25,385	1,191,064

		7,783,241

Gas Utilities: 0.06%
AGL Resources Incorporated	3,445	144,518
ONEOK Incorporated	5,986	285,353

		429,871

Independent Power Producers & Energy Traders: 0.07%
AES Corporation	18,081	227,278
NRG Energy Incorporated	9,439	250,039

		477,317

Multi-Utilities: 0.80%
Ameren Corporation	7,088	248,222
CenterPoint Energy Incorporated	12,493	299,332
CMS Energy Corporation	7,738	216,200
Consolidated Edison Incorporated	8,557	522,234
Dominion Resources Incorporated «	16,834	979,402
DTE Energy Company	5,040	344,434
Integrys Energy Group Incorporated «	2,290	133,186
NiSource Incorporated	9,091	266,730
PG&E Corporation	12,814	570,607
Public Service Enterprise Group Incorporated	14,779	507,511

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	21

Security name			Shares	Value

Multi-Utilities (continued)
SCANA Corporation «			3,869	$197,932
Sempra Energy			6,608	528,244
TECO Energy Incorporated			5,965	106,296
Wisconsin Energy Corporation			6,689	286,891
Xcel Energy Incorporated			14,265	423,671

				5,630,892

Total Common Stocks (Cost $294,092,040)				408,348,382

	Interest rate	Maturity date	Principal

Non-Agency Mortgage Backed Securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.53%	12-25-2034	$25,284	23,510
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.16	12-25-2034	7,814	7,404

Total Non-Agency Mortgage Backed Securities (Cost $33,098)				30,914

U.S. Treasury Securities: 33.93%
U.S. Treasury Bond	2.75	8-15-2042	5,968,000	5,549,309
U.S. Treasury Bond	2.75	11-15-2042	4,644,000	4,313,839
U.S. Treasury Bond	3.00	5-15-2042	4,900,000	4,807,361
U.S. Treasury Bond	3.13	11-15-2041	11,934,000	12,029,102
U.S. Treasury Bond	3.13	2-15-2042	6,258,000	6,302,000
U.S. Treasury Bond	3.13	2-15-2043	3,433,000	3,446,945
U.S. Treasury Bond	3.50	2-15-2039	9,195,000	10,016,803
U.S. Treasury Bond	3.75	8-15-2041	15,975,000	18,099,180
U.S. Treasury Bond	3.88	8-15-2040	12,868,000	14,912,802
U.S. Treasury Bond	4.25	5-15-2039	10,503,000	12,930,180
U.S. Treasury Bond	4.25	11-15-2040	14,576,000	17,955,810
U.S. Treasury Bond	4.38	2-15-2038	5,198,000	6,509,684
U.S. Treasury Bond	4.38	11-15-2039	12,725,000	15,973,845
U.S. Treasury Bond	4.38	5-15-2040	14,734,000	18,502,677
U.S. Treasury Bond	4.38	5-15-2041	13,209,000	16,602,062
U.S. Treasury Bond	4.50	2-15-2036	7,019,000	8,927,291
U.S. Treasury Bond	4.50	5-15-2038	6,588,000	8,405,880
U.S. Treasury Bond	4.50	8-15-2039	7,736,000	9,894,824
U.S. Treasury Bond	4.63	2-15-2040	13,479,000	17,579,568
U.S. Treasury Bond	4.75	2-15-2037	3,060,000	4,033,940
U.S. Treasury Bond	4.75	2-15-2041	11,532,000	15,341,158
U.S. Treasury Bond	5.00	5-15-2037	4,273,000	5,827,304

Total U.S. Treasury Securities (Cost $203,046,446)				237,961,564

	Yield		Shares

Short-Term Investments: 6.27%

Investment Companies: 3.97%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13		12,533,054	12,533,054
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)	0.18		15,288,420	15,288,420

				27,821,474

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 2.30%
U.S. Treasury Bill (z)#	0.06%	4-4-2013	$9,185,000	$9,184,935
U.S. Treasury Bill (z)#	0.06	4-25-2013	6,955,000	6,954,722

				16,139,657

Total Short-Term Investments (Cost $43,961,131)				43,961,131

Total investments in securities (Cost $541,247,566) *	98.45%	690,429,657
Other assets and liabilities, net	1.55	10,858,158

Total net assets	100.00%	$701,287,815

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	Investment in an affiliate

±	Variable rate investment. The rate shown is the rate in effect at period end.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $571,957,861 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$161,646,580
Gross unrealized depreciation	(43,174,784)

Net unrealized appreciation	$118,471,796

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	23

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$657,311,400
In affiliated securities, at value (see cost below)	33,118,257

Total investments, at value (see cost below)	690,429,657
Cash	68,452
Receivable for investments sold	23,381,248
Principal paydown receivable	10
Receivable for daily variation margin on open futures contracts	812,617
Receivable for Fund shares sold	477,797
Receivable for dividends and interest	2,570,312
Receivable for securities lending income	2,653
Prepaid expenses and other assets	33,725

Total assets	717,776,471

Liabilities
Payable for investments purchased	4,318
Payable for Fund shares redeemed	455,715
Payable upon receipt of securities loaned	15,288,420
Advisory fee payable	324,206
Distribution fees payable	12,266
Due to other related parties	178,710
Accrued expenses and other liabilities	225,021

Total liabilities	16,488,656

Total net assets	$701,287,815

NET ASSETS CONSIST OF
Paid-in capital	$632,561,066
Undistributed net investment income	189,913
Accumulated net realized losses on investments	(82,617,209)
Net unrealized gains on investments	151,154,045

Total net assets	$701,287,815

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$650,671,170
Shares outstanding – Class A	27,615,185
Net asset value per share – Class A	$23.56
Maximum offering price per share – Class A2	$25.00
Net assets – Class B	$1,744,969
Shares outstanding – Class B	120,759
Net asset value per share – Class B	$14.45
Net assets – Class C	$17,824,431
Shares outstanding – Class C	1,239,444
Net asset value per share – Class C	$14.38
Net assets – Administrator Class	$31,047,245
Shares outstanding – Administrator Class	1,316,859
Net asset value per share – Administrator Class	$23.58

Investments in unaffiliated securities (including securities on loan), at cost	$507,475,544

Investments in affiliated securities, at cost	$33,772,022

Total investments, at cost	$541,247,566

Securities on loan, at value	$14,943,014

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Index Asset Allocation Fund	Statement of operations—six months ended March 31, 2013 (unaudited)

Investment income
Dividends*	$5,002,591
Interest	3,862,464
Securities lending income, net	36,547
Income from affiliated securities	11,868

Total investment income	8,913,470

Expenses
Advisory fee	1,987,072
Administration fees
Fund level	169,316
Class A	817,512
Class B	2,480
Class C	21,823
Administrator Class	14,856
Shareholder servicing fees
Class A	786,070
Class B	2,384
Class C	20,984
Administrator Class	36,251
Distribution fees
Class B	7,152
Class C	62,952
Custody and accounting fees	39,644
Professional fees	14,626
Registration fees	22,144
Shareholder report expenses	27,620
Trustees’ fees and expenses	7,992
Other fees and expenses	13,753

Total expenses	4,054,631
Less: Fee waivers and/or expense reimbursements	(127,412)

Net expenses	3,927,219

Net investment income	4,986,251

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	16,581,110
Affiliated securities	186,875
Futures transactions	17,689,285

Net realized gains on investments	34,457,270

Net change in unrealized gains (losses) on:
Unaffiliated securities	5,922,083
Affiliated securities	173,624
Futures transactions	989,483

Net change in unrealized gains (losses) on investments	7,085,190

Net realized and unrealized gains (losses) on investments	41,542,460

Net increase in net assets resulting from operations	$46,528,711

* Net of foreign dividend withholding taxes in the amount of	$5,996

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Index Asset Allocation Fund	25

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income		$4,986,251		$9,164,776
Net realized gains on investments		34,457,270		38,228,011
Net change in unrealized gains (losses) on investments		7,085,190		94,751,352

Net increase in net assets resulting from operations		46,528,711		142,144,139

Distributions to shareholders from
Net investment income
Class A		(4,744,979)		(8,673,074)
Class B		(6,137)		(16,884)
Class C		(65,441)		(104,940)
Administrator Class		(257,824)		(434,429)

Total distributions to shareholders		(5,074,381)		(9,229,327)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	220,724	4,948,173	528,654	11,077,943
Class B	12,406	166,565	8,267	105,722
Class C	69,288	946,416	118,297	1,476,592
Administrator Class	264,013	5,863,757	480,224	9,993,491

		11,924,911		22,653,748

Reinvestment of distributions
Class A	207,376	4,639,179	406,061	8,414,668
Class B	431	5,892	1,228	15,331
Class C	4,549	62,037	7,532	95,261
Administrator Class	9,253	207,224	17,909	371,509

		4,914,332		8,896,769

Payment for shares redeemed
Class A	(1,880,134)	(41,856,193)	(3,607,785)	(74,222,576)
Class B	(51,847)	(707,224)	(255,288)	(3,220,547)
Class C	(68,548)	(931,978)	(328,656)	(4,098,429)
Administrator Class	(305,233)	(6,665,764)	(292,110)	(6,137,575)

		(50,161,159)		(87,679,127)

Net decrease in net assets resulting from capital share transactions		(33,321,916)		(56,128,610)

Total increase in net assets		8,132,414		76,786,202

Net assets
Beginning of period		693,155,401		616,369,199

End of period		$701,287,815		$693,155,401

Undistributed net investment income		$189,913		$278,043

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
CLASS A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$22.17	$18.12	$17.56	$16.42	$17.63	$23.12
Net investment income	0.17	0.29	0.30	0.28	0.31 [1]	0.44 [1]
Net realized and unrealized gains (losses) on investments	1.39	4.05	0.56	1.14	(1.21)	(4.36)

Total from investment operations	1.56	4.34	0.86	1.42	(0.90)	(3.92)
Distributions to shareholders from
Net investment income	(0.17)	(0.29)	(0.30)	(0.28)	(0.31)	(0.44)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(1.13)

Total distributions to shareholders	(0.17)	(0.29)	(0.30)	(0.28)	(0.31)	(1.57)
Net asset value, end of period	$23.56	$22.17	$18.12	$17.56	$16.42	$17.63
Total return[3]	7.08%	24.07%	4.84%	8.72%	(4.85)%	(17.92)%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.17%	1.18%	1.26%	1.29%	1.29%
Net expenses	1.15%	1.15%	1.15%	1.14%	1.15%	1.15%
Net investment income	1.48%	1.39%	1.54%	1.64%	2.13%	2.17%
Supplemental data
Portfolio turnover rate	3%	16%	18%	28%	43%	45%
Net assets, end of period (000s omitted)	$650,671	$644,365	$575,248	$626,119	$646,445	$777,876

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Index Asset Allocation Fund	27

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
CLASS B		2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.59	$11.10	$10.74	$10.02	$10.74	$14.07
Net investment income	0.05 [1]	0.08 [1]	0.09 [1]	0.09 [1]	0.13 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.86	2.48	0.35	0.70	(0.74)	(2.66)

Total from investment operations	0.91	2.56	0.44	0.79	(0.61)	(2.48)
Distributions to shareholders from
Net investment income	(0.05)	(0.07)	(0.08)	(0.07)	(0.11)	(0.16)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.69)

Total distributions to shareholders	(0.05)	(0.07)	(0.08)	(0.07)	(0.11)	(0.85)
Net asset value, end of period	$14.45	$13.59	$11.10	$10.74	$10.02	$10.74
Total return[3]	6.69%	23.08%	4.11%	7.90%	(5.48)%	(18.56)%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.93%	2.02%	2.04%	2.04%
Net expenses	1.90%	1.90%	1.90%	1.89%	1.90%	1.90%
Net investment income	0.74%	0.65%	0.78%	0.89%	1.43%	1.42%
Supplemental data
Portfolio turnover rate	3%	16%	18%	28%	43%	45%
Net assets, end of period (000s omitted)	$1,745	$2,171	$4,500	$8,753	$15,201	$31,831

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
CLASS C		2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.53	$11.06	$10.72	$10.00	$10.73	$14.07
Net investment income	0.05 [1]	0.08	0.09	0.09 [1]	0.12 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.85	2.47	0.34	0.71	(0.73)	(2.66)

Total from investment operations	0.90	2.55	0.43	0.80	(0.61)	(2.48)
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.09)	(0.08)	(0.12)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.69)

Total distributions to shareholders	(0.05)	(0.08)	(0.09)	(0.08)	(0.12)	(0.86)
Net asset value, end of period	$14.38	$13.53	$11.06	$10.72	$10.00	$10.73
Total return[3]	6.70%	23.11%	4.02%	7.99%	(5.51)%	(18.56)%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.92%	1.93%	2.01%	2.03%	2.03%
Net expenses	1.90%	1.90%	1.90%	1.89%	1.90%	1.90%
Net investment income	0.73%	0.64%	0.79%	0.89%	1.39%	1.42%
Supplemental data
Portfolio turnover rate	3%	16%	18%	28%	43%	45%
Net assets, end of period (000s omitted)	$17,824	$16,699	$15,895	$17,839	$19,162	$24,975

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Index Asset Allocation Fund	29

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2012	2011	2010	2009	2008
Net asset value, beginning of period	$22.18	$18.14	$17.57	$16.44	$17.65	$23.15
Net investment income	0.20	0.34	0.34	0.31	0.34 [1]	0.50 [1]
Net realized and unrealized gains (losses) on investments	1.40	4.04	0.58	1.16	(1.20)	(4.38)

Total from investment operations	1.60	4.38	0.92	1.47	(0.86)	(3.88)
Distributions to shareholders from
Net investment income	(0.20)	(0.34)	(0.35)	(0.34)	(0.35)	(0.49)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(1.13)

Total distributions to shareholders	(0.20)	(0.34)	(0.35)	(0.34)	(0.35)	(1.62)
Net asset value, end of period	$23.58	$22.18	$18.14	$17.57	$16.44	$17.65
Total return[3]	7.25%	24.30%	5.18%	9.02%	(4.61)%	(17.73)%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.01%	1.02%	1.09%	1.11%	1.11%
Net expenses	0.90%	0.90%	0.90%	0.89%	0.90%	0.90%
Net investment income	1.74%	1.63%	1.79%	1.89%	2.39%	2.43%
Supplemental data
Portfolio turnover rate	3%	16%	18%	28%	43%	45%
Net assets, end of period (000s omitted)	$31,047	$29,920	$20,726	$17,630	$27,455	$34,802

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	31

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

32	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $48,269,554 with $34,357,755 expiring in 2017, $5,544,373 expiring in 2018 and $8,367,426 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$127,666	$0	$127,666
Equity securities
Common stocks	408,348,382	0	0	408,348,382
Non-agency mortgage backed securities	0	30,914	0	30,914
U.S. Treasury securities	237,961,564	0	0	237,961,564
Short-term investments
Investment companies	12,533,054	15,288,420	0	27,821,474
U.S. Treasury securities	0	16,139,657	0	16,139,657
	$658,843,000	$31,586,657	$0	$690,429,657

Notes to financial statements (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	33

As of March 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$1,971,954	$0	$0	$1,971,954

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A shares,1.90% for Class B shares, 1.90% for Class C shares, and 0.90% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $9,940 from the sale of Class A shares and $95 and $11 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

34	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$11,275,126	$5,068,280	$5,082,462	$52,523,476

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At March 31, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at March 31, 2013	Unrealized gains (losses)
6-20-2013	479 Long	S&P 500 Index	$187,133,325	$2,979,610
6-19-2013	104 Long	30-Year U.S. Treasury Bonds	15,024,750	(8,845)
6-19-2013	1,226 Short	30-Year U.S. Treasury Bonds	177,118,688	(998,811)

The Fund had an average notional amount of $184,279,557 and $171,795,318 in long futures contracts and short futures contracts, respectively, during the six months ended March 31, 2013.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2013 was as follows for the Fund:

	Asset derivatives
	Balance sheet location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$(1,007,656	)*
Equity contracts	Net assets – Net unrealized gains on investments	2,979,610	*
		$1,971,954

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of March 31, 2013 is reported separately on the Statement of Asset and Liabilities.

The effect of derivative instruments on the Statement of Operations during the six months ended March 31, 2013 was as follows for the Fund:

	Amount of realized gains on derivatives	Change in unrealized gains(losses) on derivatives
Interest rate contracts	$3,744,342	$(1,793,105)
Equity contracts	13,944,943	2,782,588
	$17,689,285	$989,483

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the

Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $592 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	35

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

36	Wells Fargo Advantage Index Asset Allocation Fund	Other information (unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

Other information (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	37

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

38	Wells Fargo Advantage Index Asset Allocation Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	39

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

40	Wells Fargo Advantage Index Asset Allocation Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in the range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Index Asset Allocation Composition Index, for the one-year period under review, and lower than the benchmark for the three-, five- and ten-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the three-, five- and ten-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the explanation of the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the median rate for the Fund’s expense Groups for all classes except the Class A. The Board also viewed favorably the fact that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be

Other information (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	41

necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

42	Wells Fargo Advantage Index Asset Allocation Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215920 05-13 SA227/SAR227 3-13

Wells Fargo Advantage Opportunity FundSM

Semi-Annual Report

March 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Opportunity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Opportunity Fund for the six-month period ended March 31, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity styles to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 14.48%, while the mid-cap-focused Russell Midcap® Index2 posted a 16.21% total return.

The U.S. economy improved with the support of an accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in March 2013, and housing market activity as measured by many metrics—sales, building permits, and prices—advanced from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by keeping its key rate at a historic low of 0.75%.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Opportunity Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

4	Wells Fargo Advantage Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Thomas D. Wooden, CFA

Average annual total returns1 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SOPVX)	2-24-2000	4.97	5.18	9.62	11.38	6.43	10.28	1.26	1.23
Class B (SOPBX)*	8-26-2011	5.52	5.32	9.87	10.52	5.64	9.87	2.01	1.98
Class C (WFOPX)	3-31-2008	9.52	5.64	9.52	10.52	5.64	9.52	2.01	1.98
Administrator Class (WOFDX)	8-30-2002	–	–	–	11.65	6.69	10.57	1.10	1.01
Institutional Class (WOFNX)	7-30-2010	–	–	–	11.92	6.82	10.64	0.83	0.76
Investor Class (SOPFX)	12-31-1985	–	–	–	11.27	6.36	10.26	1.32	1.29
Russell Midcap® Index[4,6]	–	–	–	–	17.30	8.37	12.27	–	–
Russell 3000® Index[5,6]	–	–	–	–	14.56	6.32	9.15	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Opportunity Fund	5

Ten largest equity holdings[7] (%) as of March 31, 2013
ACE Limited	2.11
Praxair Incorporated	1.80
Republic Services Incorporated	1.61
Agilent Technologies Incorporated	1.60
ON Semiconductor Corporation	1.58
Denbury Resources Incorporated	1.52
K12 Incorporated	1.49
Superior Energy Services Incorporated	1.45
Global Payments Incorporated	1.44
Kroger Company	1.44

Sector distribution[8] as of March 31, 2013

1.	Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A, 1.97% for Class B, 1.97% for Class C, 1.00% for Administrator Class, 0.75% for Institutional Class, and 1.28% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

5.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

6.	Effective January 1, 2013, the Fund changed its benchmark from the Russell MidCap Index to the Russell 3000 Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.

7.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,146.93	$6.64	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24	1.24%
Class B
Actual	$1,000.00	$1,142.50	$10.63	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.01	$10.00	1.99%
Class C
Actual	$1,000.00	$1,142.50	$10.63	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.01	$10.00	1.99%
Administrator Class
Actual	$1,000.00	$1,148.26	$5.36	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Institutional Class
Actual	$1,000.00	$1,149.80	$4.02	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
Investor Class
Actual	$1,000.00	$1,146.23	$7.01	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.59	1.31%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 93.59%

Consumer Discretionary: 20.47%

Auto Components: 0.96%
Johnson Controls Incorporated	490,829	$17,213,373

Diversified Consumer Services: 1.49%
K12 Incorporated †	1,113,985	26,858,178

Hotels, Restaurants & Leisure: 1.03%
Carnival Corporation	543,327	18,636,116

Household Durables: 2.22%
Harman International Industries Incorporated	434,463	19,390,084
Whirlpool Corporation	173,523	20,555,535

		39,945,619

Media: 5.36%
Cablevision Systems Corporation New York Group Class A «	1,087,010	16,261,670
Comcast Corporation Class A	394,801	15,642,016
Discovery Communications Incorporated «†	307,383	21,375,414
Liberty Global Incorporated Class A «†	274,302	20,133,767
Omnicom Group Incorporated «	393,037	23,149,879

		96,562,746

Multiline Retail: 5.34%
Dollar General Corporation †	305,887	15,471,764
Family Dollar Stores Incorporated	192,939	11,393,048
Kohl’s Corporation «	533,389	24,605,235
Macy’s Incorporated	520,687	21,785,544
Nordstrom Incorporated	414,980	22,919,345

		96,174,936

Specialty Retail: 3.55%
CarMax Incorporated †	544,491	22,705,275
Dick’s Sporting Goods Incorporated «	397,869	18,819,204
Express Incorporated †	1,255,109	22,353,491

		63,877,970

Textiles, Apparel & Luxury Goods: 0.52%
Coach Incorporated	186,922	9,344,231

Consumer Staples: 5.07%

Food & Staples Retailing: 1.44%
Kroger Company	781,405	25,895,762

Food Products: 2.58%
General Mills Incorporated «	474,829	23,413,818
Mead Johnson Nutrition Company	298,394	23,110,615

		46,524,433

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Opportunity Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Household Products: 1.05%
Church & Dwight Company Incorporated	292,369	$18,895,808

Energy: 8.97%

Energy Equipment & Services: 5.09%
McDermott International Incorporated «†	1,866,837	20,516,539
National Oilwell Varco Incorporated	317,084	22,433,693
Superior Energy Services Incorporated †	1,005,433	26,111,095
Weatherford International Limited †	1,864,644	22,636,778

		91,698,105

Oil, Gas & Consumable Fuels: 3.88%
Denbury Resources Incorporated «†	1,466,663	27,353,265
Newfield Exploration Company †	661,099	14,821,840
Peabody Energy Corporation	355,583	7,520,580
Range Resources Corporation «	248,972	20,176,691

		69,872,376

Financials: 14.08%

Capital Markets: 2.46%
Invesco Limited	690,453	19,995,519
TD Ameritrade Holding Corporation	1,176,369	24,256,729

		44,252,248

Commercial Banks: 3.43%
Branch Banking & Trust Corporation	441,014	13,843,429
Fifth Third Bancorp	1,403,094	22,884,463
PNC Financial Services Group Incorporated	376,741	25,053,277

		61,781,169

Diversified Financial Services: 1.42%
IntercontinentalExchange Incorporated «†	156,419	25,507,246

Insurance: 4.40%
ACE Limited	427,430	38,028,447
American International Group Incorporated †	510,001	19,798,239
RenaissanceRe Holdings Limited	232,972	21,431,094

		79,257,780

REITs: 2.37%
American Tower Corporation	251,810	19,369,225
BioMed Realty Trust Incorporated	1,080,711	23,343,358

		42,712,583

Health Care: 9.75%

Health Care Equipment & Supplies: 3.77%
C.R. Bard Incorporated	201,751	20,332,466
Covidien plc	372,480	25,269,043
Zimmer Holdings Incorporated	295,460	22,224,501

		67,826,010

Health Care Providers & Services: 0.63%
Patterson Companies Incorporated	298,046	11,337,670

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Opportunity Fund	9

Security name	Shares	Value

Life Sciences Tools & Services: 5.35%
Agilent Technologies Incorporated	686,035	$28,792,889
Covance Incorporated «†	335,574	24,939,860
Thermo Fisher Scientific Incorporated	294,689	22,540,762
Waters Corporation †	213,282	20,029,313

		96,302,824

Industrials: 12.07%

Aerospace & Defense: 1.27%
B/E Aerospace Incorporated †	378,682	22,830,738

Airlines: 1.30%
Delta Air Lines Incorporated †	734,947	12,133,975
United Continental Holdings Incorporated «†	350,151	11,208,334

		23,342,309

Commercial Services & Supplies: 1.61%
Republic Services Incorporated	877,093	28,944,069

Electrical Equipment: 2.58%
AMETEK Incorporated	319,144	13,838,084
Babcock & Wilcox Company	619,036	17,586,813
Regal-Beloit Corporation	184,735	15,066,987

		46,491,884

Machinery: 2.72%
Dover Corporation	205,426	14,971,447
Joy Global Incorporated «	384,700	22,897,344
SPX Corporation	141,331	11,159,496

		49,028,287

Road & Rail: 2.59%
Hertz Global Holdings Incorporated «†	1,027,576	22,873,842
J.B. Hunt Transport Services Incorporated	320,612	23,879,182

		46,753,024

Information Technology: 16.35%

Communications Equipment: 1.26%
Riverbed Technology Incorporated †	1,519,628	22,657,653

Computers & Peripherals: 1.41%
NetApp Incorporated †	741,832	25,340,981

Electronic Equipment, Instruments & Components: 1.33%
Amphenol Corporation Class A «	321,960	24,034,314

IT Services: 3.84%
Alliance Data Systems Corporation «†	118,780	19,229,294
Cognizant Technology Solutions Corporation Class A †	312,475	23,938,710
Global Payments Incorporated	522,318	25,938,312

		69,106,316

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Opportunity Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 4.81%
Altera Corporation		569,250	$20,191,298
ARM Holdings plc		1,155,019	16,163,488
Avago Technologies Limited		606,912	21,800,279
ON Semiconductor Corporation †		3,440,571	28,487,928

			86,642,993

Software: 3.70%
Autodesk Incorporated †		501,456	20,680,045
Check Point Software Technologies Limited «†		497,025	23,355,205
Red Hat Incorporated †		447,573	22,629,291

			66,664,541

Materials: 6.83%

Chemicals: 3.03%
Potash Corporation of Saskatchewan		565,367	22,190,655
Praxair Incorporated		289,998	32,346,377

			54,537,032

Containers & Packaging: 3.80%
Bemis Company Incorporated «		546,272	22,047,538
Crown Holdings Incorporated †		579,329	24,105,880
Owens-Illinois Incorporated †		837,964	22,331,736

			68,485,154

Total Common Stocks (Cost $1,222,183,417)			1,685,336,478

Investment Companies: 1.56%
SPDR Gold Shares ETF «†			22,250,839
SPDR S&P Biotech ETF «			5,908,901

Total Investment Companies (Cost $27,690,395)			28,159,740

	Yield
Short-Term Investments: 17.26%

Investment Companies: 17.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.13%	51,461,613	51,461,613
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(v)(r)	0.18	259,364,865	259,364,865

Total Short-Term Investments (Cost $310,826,478)			310,826,478

Total investments in securities
(Cost $1,560,700,290) *	112.41%	2,024,322,696
Other assets and liabilities, net	(12.41)	(223,481,864)

Total net assets	100.00%	$1,800,840,832

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Opportunity Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $1,584,799,801 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$482,992,072
Gross unrealized depreciation	(43,469,177)

Net unrealized appreciation	$439,522,895

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Opportunity Fund	Statement of assets and liabilities—March 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,713,496,218
In affiliated securities, at value (see cost below)	310,826,478

Total investments, at value (see cost below)	2,024,322,696
Cash	72,088
Foreign currency, at value (see cost below)	114
Receivable for investments sold	45,402,598
Receivable for Fund shares sold	738,064
Receivable for dividends	2,011,545
Receivable for securities lending income	26,114
Prepaid expenses and other assets	102,305

Total assets	2,072,675,524

Liabilities
Payable for investments purchased	9,224,837
Payable for Fund shares redeemed	1,064,709
Payable upon receipt of securities loaned	259,364,865
Advisory fee payable	959,173
Distribution fees payable	34,348
Due to other related parties	494,676
Accrued expenses and other liabilities	692,084

Total liabilities	271,834,692

Total net assets	$1,800,840,832

NET ASSETS CONSIST OF
Paid-in capital	$1,289,925,876
Accumulated net investment loss	(1,833,354)
Accumulated net realized gains on investments	49,125,902
Net unrealized gains on investments	463,622,408

Total net assets	$1,800,840,832

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$425,845,843
Shares outstanding – Class A	9,905,354
Net asset value per share – Class A	$42.99
Maximum offering price per share – Class A2	$45.61
Net assets – Class B	$10,471,660
Shares outstanding – Class B	247,803
Net asset value per share – Class B	$42.26
Net assets – Class C	$43,795,203
Shares outstanding – Class C	1,036,347
Net asset value per share – Class C	$42.26
Net assets – Administrator Class	$239,471,754
Shares outstanding – Administrator Class	5,315,551
Net asset value per share – Administrator Class	$45.05
Net assets – Institutional Class	$13,703,411
Shares outstanding – Institutional Class	302,306
Net asset value per share – Institutional Class	$45.33
Net assets – Investor Class	$1,067,552,961
Shares outstanding – Investor Class	24,323,221
Net asset value per share – Investor Class	$43.89

Investments in unaffiliated securities (including securities on loan), at cost	$1,249,873,812

Investments in affiliated securities, at cost	$310,826,478

Total investments, at cost	$1,560,700,290

Securities on loan, at value	$253,615,972

Foreign currency, at cost	$112

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2013 (unaudited)	Wells Fargo Advantage Opportunity Fund	13

Investment income
Dividends	$10,680,860
Securities lending income, net	128,925
Income from affiliated securities	78,242
Interest	13,126

Total investment income	10,901,153

Expenses
Advisory fee	5,961,975
Administration fees
Fund level	444,230
Class A	526,147
Class B	14,195
Class C	54,885
Administrator Class	145,113
Institutional Class	4,995
Investor Class	1,626,142
Shareholder servicing fees
Class A	505,910
Class B	13,649
Class C	52,774
Administrator Class	360,514
Investor Class	1,266,694
Distribution fees
Class B	40,946
Class C	158,323
Custody and accounting fees	49,297
Professional fees	19,796
Registration fees	34,251
Shareholder report expenses	162,890
Trustees’ fees and expenses	6,372
Other fees and expenses	20,882

Total expenses	11,469,980
Less: Fee waivers and/or expense reimbursements	(297,635)

Net expenses	11,172,345

Net investment loss	(271,192)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	83,474,363
Net change in unrealized gains (losses) on investments	157,872,106

Net realized and unrealized gains (losses) on investments	241,346,469

Net increase in net assets resulting from operations	$241,075,277

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Opportunity Fund	Statement of changes in net assets

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment loss		$(271,192)		$(1,662,265)
Net realized gains on investments		83,474,363		62,436,960
Net change in unrealized gains (losses) on investments		157,872,106		309,645,082

Net increase in net assets resulting from operations		241,075,277		370,419,777

Distributions to shareholders from
Net realized gains
Class A		(15,147,786)		0
Class B		(421,069)		0
Class C		(1,614,183)		0
Administrator Class		(9,579,443)		0
Institutional Class		(391,050)		0
Investor Class		(37,346,841)		0

Total distributions to shareholders		(64,500,372)		0

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	153,555	6,066,817	304,088	11,316,200
Class B	7	257	1,570	57,310
Class C	10,911	425,562	20,699	765,049
Administrator Class	406,340	17,532,629	862,958	33,371,244
Institutional Class	153,735	6,683,026	254,676	9,875,351
Investor Class	333,158	13,640,279	604,007	22,931,799

		44,348,570		78,316,953

Reinvestment of distributions
Class A	384,882	14,606,322	0	0
Class B	11,044	412,949	0	0
Class C	39,312	1,469,891	0	0
Administrator Class	226,421	8,997,967	0	0
Institutional Class	9,786	391,050	0	0
Investor Class	933,139	36,159,110	0	0

		62,037,289		0

Payment for shares redeemed
Class A	(887,669)	(35,480,984)	(2,336,898)	(87,370,675)
Class B	(68,329)	(2,712,336)	(202,764)	(7,476,726)
Class C	(123,696)	(4,838,704)	(324,111)	(11,975,610)
Administrator Class	(5,025,033)	(209,089,237)	(1,950,218)	(76,304,448)
Institutional Class	(125,145)	(5,524,990)	(409,247)	(16,287,565)
Investor Class	(2,229,654)	(91,175,936)	(4,046,377)	(154,230,348)

		(348,822,187)		(353,645,372)

Net decrease in net assets resulting from capital share transactions		(242,436,328)		(275,328,419)

Total increase (decrease) in net assets		(65,861,423)		95,091,358

Net assets
Beginning of period		1,866,702,255		1,771,610,897

End of period		$1,800,840,832		$1,866,702,255

Accumulated net investment loss		$(1,833,354)		$(1,562,162)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS A		2012	2011	2010[1]	2009	2008[2]	2007[2]
Net asset value, beginning of period	$38.99	$32.08	$34.08	$28.81	$23.24	$45.42	$47.74
Net investment income (loss)	0.00 [3]	(0.03)	0.06 [4]	(0.03)[4]	0.07 [4]	0.08 [4]	0.24 [4]
Net realized and unrealized gains (losses) on investments	5.52	6.94	(2.06)	5.37	5.50	(15.15)	5.94

Total from investment operations	5.52	6.91	(2.00)	5.34	5.57	(15.07)	6.18
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.07)	0.00	(0.47)	(0.06)
Net realized gains	(1.52)	0.00	0.00	0.00	0.00	(6.47)	(8.44)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.17)	0.00

Total distributions to shareholders	(1.52)	0.00	0.00	(0.07)	0.00	(7.11)	(8.50)
Net asset value, end of period	$42.99	$38.99	$32.08	$34.08	$28.81	$23.24	$45.42
Total return[5]	14.69%	21.54%	(5.87)%	18.55%	23.97%	(38.55)%	14.89%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.25%	1.27%	1.31%	1.35%	1.34%	1.36%
Net expenses	1.24%	1.25%	1.25%	1.29%	1.29%	1.29%	1.29%
Net investment income (loss)	0.00%	(0.08)%	0.15%	(0.11)%	0.28%	0.22%	0.55%
Supplemental data
Portfolio turnover rate	17%	41%	31%	42%	55%	73%	56%
Net assets, end of period (000s omitted)	$425,846	$399,828	$394,194	$22,437	$21,108	$20,695	$44,558

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Amount is less than $0.005.

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
CLASS B		2012	2011[1]
Net asset value, beginning of period	$38.49	$31.91	$33.61
Net investment loss	(0.15)[2]	(0.31)[2]	(0.01)
Net realized and unrealized gains (losses) on investments	5.44	6.89	(1.69)

Total from investment operations	5.29	6.58	(1.70)
Distributions to shareholders from
Net realized gains	(1.52)	0.00	0.00
Net asset value, end of period	$42.26	$38.49	$31.91
Total return[3]	14.25%	20.62%	(5.06)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.00%	2.02%
Net expenses	1.99%	2.00%	2.00%
Net investment loss	(0.77)%	(0.83)%	(0.45)%
Supplemental data
Portfolio turnover rate	17%	41%	31%
Net assets, end of period (000s omitted)	$10,472	$11,743	$16,154

1.	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS C		2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$38.49	$31.91	$34.15	$29.12	$23.66	$33.56
Net investment loss	(0.15)[3]	(0.31)[3]	(0.18)[3]	(0.25)[3]	(0.17)[3]	(0.06)[3]
Net realized and unrealized gains (losses) on investments	5.44	6.89	(2.06)	5.41	5.63	(9.84)

Total from investment operations	5.29	6.58	(2.24)	5.16	5.46	(9.90)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.13)	0.00	0.00
Net realized gains	(1.52)	0.00	0.00	0.00	0.00	0.00

Total from investment operations	(1.52)	0.00	0.00	(0.13)	0.00	0.00
Net asset value, end of period	$42.26	$38.49	$31.91	$34.15	$29.12	$23.66
Total return[4]	14.25%	20.62%	(6.56)%	17.76%	23.08%	(29.50)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.00%	2.02%	2.07%	2.08%	2.10%
Net expenses	1.99%	2.00%	2.00%	2.04%	2.04%	2.04%
Net investment loss	(0.76)%	(0.83)%	(0.50)%	(0.87)%	(0.63)%	(0.33)%
Supplemental data
Portfolio turnover rate	17%	41%	31%	42%	55%	73%
Net assets, end of period (000s omitted)	$43,795	$42,720	$45,096	$277	$150	$7

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$40.74	$33.44	$35.44	$29.95	$24.10	$46.86	$49.05
Net investment income	0.04 [2]	0.09	0.07 [2]	0.04 [2]	0.13 [2]	0.17 [2]	0.33 [2]
Net realized and unrealized gains (losses) on investments	5.79	7.21	(2.07)	5.59	5.72	(15.69)	6.14

Total from investment operations	5.83	7.30	(2.00)	5.63	5.85	(15.52)	6.47
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.14)	0.00	(0.60)	(0.22)
Net realized gains	(1.52)	0.00	0.00	0.00	0.00	(6.47)	(8.44)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.17)	0.00

Total distributions to shareholders	(1.52)	0.00	0.00	(0.14)	0.00	(7.24)	(8.66)
Net asset value, end of period	$45.05	$40.74	$33.44	$35.44	$29.95	$24.10	$46.86
Total return[3]	14.83%	21.83%	(5.64)%	18.84%	24.27%	(38.41)%	15.17%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.09%	1.09%	1.14%	1.17%	1.17%	1.18%
Net expenses	1.00%	1.00%	1.03%	1.04%	1.04%	1.04%	1.04%
Net investment income	0.18%	0.17%	0.17%	0.13%	0.51%	0.49%	0.73%
Supplemental data
Portfolio turnover rate	17%	41%	31%	42%	55%	73%	56%
Net assets, end of period (000s omitted)	$239,472	$395,493	$360,968	$190,054	$124,175	$97,243	$151,776

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2012	2011	2010[1]
Net asset value, beginning of period	$40.93	$33.52	$35.45	$33.36
Net investment income	0.11 [2]	0.21	0.24 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	5.81	7.20	(2.17)	2.07

Total from investment operations	5.92	7.41	(1.93)	2.09
Distributions to shareholders from
Net realized gains	(1.52)	0.00	0.00	0.00
Net asset value, end of period	$45.33	$40.93	$33.52	$35.45
Total return[3]	14.98%	22.11%	(5.44)%	6.26%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.82%	0.83%	0.81%
Net expenses	0.75%	0.75%	0.78%	0.81%
Net investment income	0.50%	0.39%	0.61%	0.36%
Supplemental data
Portfolio turnover rate	17%	41%	31%	42%
Net assets, end of period (000s omitted)	$13,703	$10,804	$14,027	$11

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INVESTOR CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$39.79	$32.76	$34.82	$29.44	$23.76	$46.28	$48.54
Net investment income (loss)	(0.02)	(0.07)	(0.07)	(0.05)[2]	0.05 [2]	0.06 [2]	0.23 [2]
Net realized and unrealized gains (losses) on investments	5.64	7.10	(1.99)	5.49	5.63	(15.48)	6.04

Total from investment operations	5.62	7.03	(2.06)	5.44	5.68	(15.42)	6.27
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.06)	0.00	(0.46)	(0.09)
Net realized gains	(1.52)	0.00	0.00	0.00	0.00	(6.47)	(8.44)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.17)	0.00

Total distributions to shareholders	(1.52)	0.00	0.00	(0.06)	0.00	(7.10)	(8.53)
Net asset value, end of period	$43.89	$39.79	$32.76	$34.82	$29.44	$23.76	$46.28
Total return[3]	14.62%	21.46%	(5.92)%	18.48%	23.91%	(38.60)%	14.81%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.32%	1.32%	1.41%	1.46%	1.49%	1.53%
Net expenses	1.31%	1.32%	1.32%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss)	(0.07)%	(0.15)%	(0.15)%	(0.17)%	0.21%	0.17%	0.50%
Supplemental data
Portfolio turnover rate	17%	41%	31%	42%	55%	73%	56%
Net assets, end of period (000s omitted)	$1,067,553	$1,006,114	$941,172	$1,115,250	$1,030,766	$895,916	$1,721,922

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Opportunity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On March 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

22	Wells Fargo Advantage Opportunity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage Opportunity Fund	23

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At September 30, 2012, capital loss carryforwards which are available to offset future net realized capital gains were as follows:

Pre-enactment capital loss expiration*	Post-enactment capital losses**
2019	Short-term	Long-term
$8,304,841	$3,899,170	$1,800,233

*Losses	incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

As of September 30, 2012, the Fund had a qualified late-year ordinary loss of $1,407,713 which will be recognized on the first day of the current fiscal year. A late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31 and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$1,685,336,478	$0	$0	$1,685,336,478
Investment companies	28,159,740	0	0	28,159,740

Short-term investments
Investment companies	51,461,613	259,364,865	0	310,826,478
	$1,764,957,831	$259,364,865	$0	$2,024,322,696

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

24	Wells Fargo Advantage Opportunity Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class B shares, 1.97% for Class C shares, 1.00% for Administrator Class shares, 0.75% for Institutional Class shares, and 1.28% for Investor Class shares. Prior to February 1, 2013, the Fund’s expenses were capped at 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, and 1.32% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B andClass C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $3,240 from the sale of Class A shares and $1,905 and $431 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $281,246,657 and $545,810,241, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage Opportunity Fund	25

6. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Administrator Class on October 26, 2012 with a value of $119,822,271, representing 6.55% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the six months ended March 31, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $1,567 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

26	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

Other information (unaudited)	Wells Fargo Advantage Opportunity Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Opportunity Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Opportunity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

30	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board also noted that the performance of the Fund (Administrator Class) was higher than or in range of the median performance of the Universe for all periods under review, except for the one-year period. The Board also noted that the performance of the Fund was in lower than its benchmark, the Russell Midcap® Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the one-year period and the benchmark for all periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the explanation of the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios for the Fund’s expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the median rates for the Fund’s expense Groups. However, the Board viewed favorably the fact that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser. The Board considered that the Sub-Adviser agreed to reduce the sub-advisory fee schedule for the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be

Other information (unaudited)	Wells Fargo Advantage Opportunity Funds	31

necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage Opportunity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215921 05-13 SA232/SAR232 3-13

Wells Fargo Advantage

Special Mid Cap Value Fund

Semi-Annual Report

March 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $224 billion in assets under management, as of March 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Special Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Special Mid Cap Value Fund for the six-month period ended March 31, 2013. Much of the six-month period was marked by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue alleviated investor fears and supported global stock markets. This backdrop enabled most equity styles to generate positive returns. For the six-month period, the small-cap-oriented Russell 2000® Index1 returned 14.48%, while the mid-cap-focused Russell Midcap® Index2 posted a 16.21% total return.

The U.S. economy improved with the support of an accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in March 2013, and housing market activity as measured by many metrics—sales, building permits, and prices—advanced from its recessionary levels.

Citing its dual mandate of fostering maximum employment and price stability, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program. Just prior to the beginning of the reporting period, the Federal Open Market Committee announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

The global economy continues to be affected by bouts of uncertainty, including political questions in the U.S., Europe, and China.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, continued their commitment to maintaining a single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. Furthermore, the ECB maintained its accommodative monetary policy by keeping its key rate at a historic low of 0.75%.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

1.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

2.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	3

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats may help you manage investment risk.

4	Wells Fargo Advantage Special Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James M. Tringas, CFA, CPA

Bryant VanCronkhite, CFA, CPA

Average annual total returns1 (%) as of March 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFPAX)	7-31-2007	16.07	8.16	11.93	23.14	9.45	12.60	1.31	1.26
Class C (WFPCX)	7-31-2007	21.26	8.64	11.83	22.26	8.64	11.83	2.06	2.01
Administrator Class (WFMDX)	4-8-2005	–	–	–	23.31	9.59	12.71	1.15	1.15
Institutional Class (WFMIX)	4-8-2005	–	–	–	23.79	9.89	12.96	0.88	0.88
Investor Class (SMCDX)	12-31-1998	–	–	–	23.08	9.38	12.56	1.37	1.32
Russell Midcap® Value Index[4]	–	–	–	–	21.49	8.53	12.57	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2013
CIGNA Corporation	2.73
Ameren Corporation	2.60
Arch Capital Group Limited	2.58
Consolidated Edison Incorporated	2.58
Northern Trust Corporation	2.54
Lear Corporation	2.53
Hasbro Incorporated	2.48
Sysco Corporation	2.44
Allstate Corporation	2.38
EMCOR Group Incorporated	2.32

Sector distribution[6] as of March 31, 2013

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A, Administrator Class, and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through January 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class C, 1.14% for Administrator Class, 0.87% for Institutional Class, and 1.31% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Special Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2012	Ending account value 3-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,221.17	$6.92	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C
Actual	$1,000.00	$1,217.14	$11.06	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Administrator Class
Actual	$1,000.00	$1,222.40	$6.26	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69	1.13%
Institutional Class
Actual	$1,000.00	$1,225.09	$4.66	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23	0.84%
Investor Class
Actual	$1,000.00	$1,221.22	$7.25	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.59	1.31%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 95.89%

Consumer Discretionary: 8.78%

Auto Components: 2.53%
Lear Corporation	279,300	$15,325,191

Leisure Equipment & Products: 2.48%
Hasbro Incorporated «	342,500	15,049,450

Media: 1.33%
Interpublic Group of Companies Incorporated	618,300	8,056,449

Specialty Retail: 2.44%
Advance Auto Parts Incorporated	63,900	5,281,335
Guess? Incorporated «	383,100	9,512,373

		14,793,708

Consumer Staples: 7.00%

Beverages: 2.28%
Molson Coors Brewing Company	282,700	13,832,511

Food & Staples Retailing: 2.45%
Sysco Corporation «	421,200	14,813,604

Food Products: 2.27%
TreeHouse Foods Incorporated †	211,000	13,746,650

Energy: 6.80%

Energy Equipment & Services: 3.34%
Ensco plc Class A	160,066	9,603,960
Patterson-UTI Energy Incorporated «	211,300	5,037,392
Weatherford International Limited †	464,500	5,639,030

		20,280,382

Oil, Gas & Consumable Fuels: 3.46%
Cimarex Energy Company	107,610	8,118,098
Comstock Resources Incorporated «†	219,219	3,562,309
Southwestern Energy Company †	179,400	6,684,444
Stone Energy Corporation «†	118,800	2,583,900

		20,948,751

Financials: 15.64%

Capital Markets: 3.86%
Northern Trust Corporation «	282,400	15,407,744
TD Ameritrade Holding Corporation	387,800	7,996,436

		23,404,180

Commercial Banks: 2.06%
CapitalSource Incorporated	1,298,193	12,488,617

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name	Shares	Value

Insurance: 8.19%
Allstate Corporation	293,400	$14,397,138
Arch Capital Group Limited «†	297,900	15,660,603
Brown & Brown Incorporated	347,300	11,127,492
Validus Holdings Limited	224,969	8,407,092

		49,592,325

Real Estate Management & Development: 1.53%
CBRE Group Incorporated Class A †	367,000	9,266,750

Health Care: 12.53%

Health Care Equipment & Supplies: 4.55%
C.R. Bard Incorporated	86,300	8,697,314
CareFusion Corporation †	380,700	13,320,693
St. Jude Medical Incorporated	137,100	5,544,324

		27,562,331

Health Care Providers & Services: 6.39%
CIGNA Corporation	264,875	16,520,254
Omnicare Incorporated «	273,955	11,155,448
Patterson Companies Incorporated «	290,200	11,039,208

		38,714,910

Life Sciences Tools & Services: 1.59%
Agilent Technologies Incorporated	230,400	9,669,888

Industrials: 20.65%

Aerospace & Defense: 4.37%
B/E Aerospace Incorporated †	225,200	13,577,308
Raytheon Company	219,800	12,922,042

		26,499,350

Air Freight & Logistics: 1.39%
Atlas Air Worldwide Holdings Incorporated †	206,300	8,408,788

Building Products: 0.66%
Simpson Manufacturing Company Incorporated «	131,200	4,016,032

Commercial Services & Supplies: 2.35%
Copart Incorporated †	112,000	3,839,360
Republic Services Incorporated	315,500	10,411,500

		14,250,860

Construction & Engineering: 2.32%
EMCOR Group Incorporated	331,128	14,036,516

Electrical Equipment: 0.64%
Regal-Beloit Corporation	47,600	3,882,256

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2013 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	9

Security name	Shares	Value

Machinery: 2.73%
Joy Global Incorporated	72,000	$4,285,440
SPX Corporation	155,200	12,254,592

		16,540,032

Professional Services: 2.98%
Manpower Incorporated	131,600	7,464,352
Towers Watson & Company Class A	153,100	10,612,892

		18,077,244

Road & Rail: 1.27%
Ryder System Incorporated	128,700	7,689,825

Transportation Infrastructure: 1.94%
Macquarie Infrastructure Company LLC	217,106	11,732,408

Information Technology: 16.48%

Communications Equipment: 0.61%
Juniper Networks Incorporated †	198,900	3,687,606

Electronic Equipment, Instruments & Components: 3.60%
Avnet Incorporated †	125,200	4,532,240
Ingram Micro Incorporated Class A †	494,493	9,731,622
Vishay Intertechnology Incorporated «†	556,134	7,568,984

		21,832,846

Internet Software & Services: 0.82%
IAC/InterActive Corporation	110,672	4,944,825

IT Services: 3.13%
Broadridge Financial Solutions Incorporated	453,015	11,252,893
DST Systems Incorporated	108,500	7,732,795

		18,985,688

Semiconductors & Semiconductor Equipment: 7.07%
Applied Materials Incorporated	940,400	12,676,592
ATMI Incorporated †	420,280	9,426,880
Lam Research Corporation †	255,300	10,584,738
ON Semiconductor Corporation †	1,225,200	10,144,656

		42,832,866

Software: 1.25%
Check Point Software Technologies Limited «†	161,000	7,565,390

Materials: 2.83%

Containers & Packaging: 1.48%
Rock-Tenn Company Class A	96,250	8,931,038

Paper & Forest Products: 1.35%
International Paper Company	175,900	8,193,422

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments—March 31, 2013 (unaudited)

Security name		Shares	Value

Utilities: 5.18%

Multi-Utilities: 5.18%
Ameren Corporation		450,200	$15,766,004
Consolidated Edison Incorporated		256,200	15,635,884

			31,401,888

Total Common Stocks (Cost $468,339,604)			581,054,577

	Yield

Short-Term Investments: 18.50%

Investment Companies: 18.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	37,814,480	37,814,480
Wells Fargo Securities Lending Cash Investment, LLC (l)(r)(u)(v)	0.18	74,292,292	74,292,292

Total Short-Term Investments (Cost $112,106,772)			112,106,772

Total investments in securities
(Cost $580,446,376) *	114.39%	693,161,349
Other assets and liabilities, net	(14.39)	(87,195,500)

Total net assets	100.00%	$605,965,849

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $583,320,064 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$115,519,543
Gross unrealized depreciation	(5,678,258)

Net unrealized appreciation	$109,841,285

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2013 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$581,054,577
In affiliated securities, at value (see cost below)	112,106,772

Total investments, at value (see cost below)	693,161,349
Cash	254,230
Receivable for investments sold	14,897,882
Receivable for Fund shares sold	4,527,922
Receivable for dividends	399,446
Receivable for securities lending income	13,127
Prepaid expenses and other assets	44,808

Total assets	713,298,764

Liabilities
Payable for investments purchased	31,569,613
Payable for Fund shares redeemed	809,344
Payable upon receipt of securities loaned	74,292,292
Advisory fee payable	315,708
Distribution fees payable	3,384
Due to other related parties	151,726
Accrued expenses and other liabilities	190,848

Total liabilities	107,332,915

Total net assets	$605,965,849

NET ASSETS CONSIST OF
Paid-in capital	$480,631,576
Undistributed net investment income	225,325
Accumulated net realized gains on investments	12,393,975
Net unrealized gains on investments	112,714,973

Total net assets	$605,965,849

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$15,808,214
Shares outstanding – Class A	572,249
Net asset value per share – Class A	$27.62
Maximum offering price per share – Class A2	$29.31
Net assets – Class C	$5,982,763
Shares outstanding – Class C	220,287
Net asset value per share – Class C	$27.16
Net assets – Administrator Class	$90,886,183
Shares outstanding – Administrator Class	3,254,167
Net asset value per share – Administrator Class	$27.93
Net assets – Institutional Class	$44,034,936
Shares outstanding – Institutional Class	1,568,774
Net asset value per share – Institutional Class	$28.07
Net assets – Investor Class	$449,253,753
Shares outstanding – Investor Class	16,072,923
Net asset value per share – Investor Class	$27.95

Investments in unaffiliated securities (including securities on loan), at cost	$468,339,604

Investments in affiliated securities, at cost	$112,106,772

Total investments, at cost	$580,446,376

Securities on loan, at value	$72,591,137

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Special Mid Cap Value Fund	Statement of operations—six months ended March 31, 2013 (unaudited)

Investment income
Dividends	$5,016,207
Securities lending income, net	60,249
Income from affiliated securities	14,942

Total investment income	5,091,398

Expenses
Advisory fee	1,636,568
Administration fees
Fund level	117,027
Class A	14,576
Class C	4,628
Administrator Class	34,336
Institutional Class	17,695
Investor Class	544,677
Shareholder servicing fees
Class A	14,016
Class C	4,450
Administrator Class	82,977
Investor Class	425,188
Distribution fees
Class C	13,350
Custody and accounting fees	18,012
Professional fees	16,289
Registration fees	27,813
Shareholder report expenses	35,879
Trustees’ fees and expenses	6,241
Other fees and expenses	7,375

Total expenses	3,021,097
Less: Fee waivers and/or expense reimbursements	(110,872)

Net expenses	2,910,225

Net investment income	2,181,173

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	35,976,260
Net change in unrealized gains (losses) on investments	53,671,519

Net realized and unrealized gains (losses) on investments	89,647,779

Net increase in net assets resulting from operations	$91,828,952

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Special Mid Cap Value Fund	13

	Six months ended March 31, 2013 (unaudited)		Year ended September 30, 2012

Operations
Net investment income		$2,181,173		$2,409,108
Net realized gains on investments		35,976,260		33,262,385
Net change in unrealized gains (losses) on investments		53,671,519		103,659,780

Net increase in net assets resulting from operations		91,828,952		139,331,273

Distributions to shareholders from
Net investment income
Class A		(93,118)		(16,595)
Class C		(8,563)		0
Administrator Class		(658,113)		(146,995)
Institutional Class		(244,254)		(682,086)
Investor Class		(2,631,470)		(299,841)

Total distributions to shareholders		(3,635,518)		(1,145,517)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	198,216	5,141,304	72,640	1,537,310
Class C	104,430	2,693,712	71,559	1,555,870
Administrator Class	909,657	24,194,295	559,215	12,076,663
Institutional Class	842,056	22,027,560	596,558	12,889,973
Investor Class	3,864,023	103,876,077	1,132,588	24,576,258

		157,932,948		52,636,074

Reinvestment of distributions
Class A	3,565	84,185	798	15,794
Class C	342	7,968	0	0
Administrator Class	26,960	643,292	7,136	142,719
Institutional Class	10,045	240,697	33,315	666,632
Investor Class	107,043	2,557,880	14,512	290,550

		3,534,022		1,115,695

Payment for shares redeemed
Class A	(47,606)	(1,171,834)	(207,476)	(4,420,093)
Class C	(8,246)	(197,557)	(45,226)	(967,169)
Administrator Class	(349,550)	(8,847,168)	(1,342,891)	(28,774,907)
Institutional Class	(4,709,186)	(109,786,646)	(969,664)	(21,483,309)
Investor Class	(1,577,700)	(39,016,718)	(6,110,752)	(135,252,659)

		(159,019,923)		(190,898,137)

Net increase (decrease) in net assets resulting from capital share transactions		2,447,047		(137,146,368)

Total increase in net assets		90,640,481		1,039,388

Net assets
Beginning of period		515,325,368		514,285,980

End of period		$605,965,849		$515,325,368

Undistributed net investment income		$225,325		$1,679,670

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS A		2012	2011	2010[1]	2009	2008	2007[2]
Net asset value, beginning of period	$22.83	$17.84	$18.60	$15.98	$13.90	$23.12	$22.85
Net investment income	0.12 [3]	0.08 [3]	0.03	0.30	0.13 [3]	0.28	0.07 [3]
Net realized and unrealized gains (losses) on investments	4.89	4.94	(0.52)	2.49	2.14	(7.34)	0.20

Total from investment operations	5.01	5.02	(0.49)	2.79	2.27	(7.06)	0.27
Distributions to shareholders from
Net investment income	(0.22)	(0.03)	(0.27)	(0.17)	(0.19)	(0.28)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)	0.00

Total distributions to shareholders	(0.22)	(0.03)	(0.27)	(0.17)	(0.19)	(2.16)	0.00
Net asset value, end of period	$27.62	$22.83	$17.84	$18.60	$15.98	$13.90	$23.12
Total return[4]	22.12%	28.18%	(2.82)%	17.55%	16.67%	(33.17)%	1.18%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.30%	1.29%	1.35%	1.35%	1.38%	1.39%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.23%	1.25%	1.20%
Net investment income	0.97%	0.38%	0.14%	1.80%	0.94%	0.65%	1.17%
Supplemental data
Portfolio turnover rate	57%	87%	78%	84%	106%	158%	113%
Net assets, end of period (000s omitted)	$15,808	$9,545	$9,850	$10,497	$7,738	$1,273	$104

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
CLASS C		2012	2011	2010[1]	2009	2008	2007[2]
Net asset value, beginning of period	$22.38	$17.60	$18.40	$15.85	$13.83	$23.08	$22.85
Net investment income (loss)	0.02 [3]	(0.03)	(0.13)	0.24	0.02 [3]	0.14	0.05 [3]
Net realized and unrealized gains (losses) on investments	4.83	4.81	(0.49)	2.41	2.14	(7.31)	0.18

Total from investment operations	4.85	4.78	(0.62)	2.65	2.16	(7.17)	0.23
Distributions to shareholders from
Net investment income	(0.07)	0.00	(0.18)	(0.10)	(0.14)	(0.20)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)	0.00

Total distributions to shareholders	(0.07)	0.00	(0.18)	(0.10)	(0.14)	(2.08)	0.00
Net asset value, end of period	$27.16	$22.38	$17.60	$18.40	$15.85	$13.83	$23.08
Total return[4]	21.71%	27.16%	(3.52)%	16.76%	15.81%	(33.66)%	1.01%
Ratios to average net assets (annualized)
Gross expenses	2.06%	2.06%	2.04%	2.09%	2.11%	2.01%	2.12%
Net expenses	2.00%	2.00%	2.00%	2.00%	1.98%	2.00%	1.98%
Net investment income (loss)	0.19%	(0.35)%	(0.60)%	1.64%	0.11%	(0.08)%	0.79%
Supplemental data
Portfolio turnover rate	57%	87%	78%	84%	106%	158%	113%
Net assets, end of period (000s omitted)	$5,983	$2,770	$1,714	$1,604	$707	$78	$10

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
ADMINISTRATOR CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$23.09	$18.04	$18.80	$16.14	$13.99	$23.16	$23.40
Net investment income	0.14 [2]	0.11 [2]	0.06 [2]	0.31	0.17 [2]	0.13	0.21 [2]
Net realized and unrealized gains (losses) on investments	4.95	4.99	(0.54)	2.53	2.15	(7.20)	1.11

Total from investment operations	5.09	5.10	(0.48)	2.84	2.32	(7.07)	1.32
Distributions to shareholders from
Net investment income	(0.25)	(0.05)	(0.28)	(0.18)	(0.17)	(0.22)	(0.15)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)	(1.41)

Total distributions to shareholders	(0.25)	(0.05)	(0.28)	(0.18)	(0.17)	(2.10)	(1.56)
Net asset value, end of period	$27.93	$23.09	$18.04	$18.80	$16.14	$13.99	$23.16
Total return[3]	22.24%	28.30%	(2.72)%	17.66%	16.83%	(33.08)%	5.75%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.13%	1.17%	1.19%	1.21%	1.17%
Net expenses	1.13%	1.13%	1.13%	1.14%	1.11%	1.15%	1.15%
Net investment income	1.11%	0.50%	0.26%	1.65%	1.21%	0.81%	0.91%
Supplemental data
Portfolio turnover rate	57%	87%	78%	84%	106%	158%	113%
Net assets, end of period (000s omitted)	$90,886	$61,596	$62,122	$75,775	$95,005	$85,786	$119,079

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INSTITUTIONAL CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$23.15	$18.10	$18.86	$16.19	$14.05	$23.26	$23.47
Net investment income	0.09 [2]	0.16	0.10	0.33	0.21 [2]	0.18	0.29 [2]
Net realized and unrealized gains (losses) on investments	5.08	5.01	(0.52)	2.56	2.14	(7.22)	1.10

Total from investment operations	5.17	5.17	(0.42)	2.89	2.35	(7.04)	1.39
Distributions to shareholders from
Net investment income	(0.25)	(0.12)	(0.34)	(0.22)	(0.21)	(0.29)	(0.19)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)	(1.41)

Total distributions to shareholders	(0.25)	(0.12)	(0.34)	(0.22)	(0.21)	(2.17)	(1.60)
Net asset value, end of period	$28.07	$23.15	$18.10	$18.86	$16.19	$14.05	$23.26
Total return[3]	22.51%	28.65%	(2.46)%	17.97%	17.04%	(32.89)%	6.04%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.87%	0.86%	0.91%	0.92%	0.96%	0.90%
Net expenses	0.84%	0.87%	0.86%	0.89%	0.85%	0.90%	0.90%
Net investment income	0.70%	0.76%	0.52%	2.02%	1.46%	1.06%	1.23%
Supplemental data
Portfolio turnover rate	57%	87%	78%	84%	106%	158%	113%
Net assets, end of period (000s omitted)	$44,035	$125,623	$104,360	$129,945	$131,036	$112,753	$157,342

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2013 (unaudited)	Year ended September 30			Year ended October 31
INVESTOR CLASS		2012	2011	2010[1]	2009	2008	2007
Net asset value, beginning of period	$23.08	$18.04	$18.80	$16.13	$13.97	$23.11	$23.36
Net investment income	0.12	0.07 [2]	0.02	0.28	0.14 [2]	0.14	0.18 [2]
Net realized and unrealized gains (losses) on investments	4.95	4.99	(0.53)	2.54	2.14	(7.23)	1.10

Total from investment operations	5.07	5.06	(0.51)	2.82	2.28	(7.09)	1.28
Distributions to shareholders from
Net investment income	(0.20)	(0.02)	(0.25)	(0.15)	(0.12)	(0.17)	(0.12)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.88)	(1.41)

Total distributions to shareholders	(0.20)	(0.02)	(0.25)	(0.15)	(0.12)	(2.05)	(1.53)
Net asset value, end of period	$27.95	$23.08	$18.04	$18.80	$16.13	$13.97	$23.11
Total return[3]	22.12%	28.04%	(2.88)%	17.53%	16.55%	(33.19)%	5.58%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.37%	1.36%	1.44%	1.48%	1.54%	1.52%
Net expenses	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Net investment income	0.93%	0.32%	0.08%	1.57%	1.02%	0.67%	0.76%
Supplemental data
Portfolio turnover rate	57%	87%	78%	84%	106%	158%	113%
Net assets, end of period (000s omitted)	$449,254	$315,791	$336,239	$384,509	$362,184	$374,417	$839,228

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $20,640,178 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$581,054,577	$0	$0	$581,054,577
Short-term investments
Investment companies	37,814,480	74,292,292	0	112,106,772
	$618,869,057	$74,292,292	$0	$693,161,349

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2013, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class C shares, 1.14% for Administrator Class shares, 0.87% for Institutional Class shares, and 1.31% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

22	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to financial statements (unaudited)

For the six months ended March 31, 2013, Wells Fargo Funds Distributor, LLC received $2,180 from the sale of Class A shares and $52 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2013 were $259,887,590 and $268,646,975, respectively.

6. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $106,263,279, representing 20.72% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the six months ended March 31, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2013, the Fund paid $415 in commitment fees.

For the six months ended March 31, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 130 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the

Other information (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	27

methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell Midcap® Value Index, for all periods under review, except the three-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the three-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the explanation of the factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios for the Fund’s expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the median rates for the Fund’s expense Groups, except for Class A and the Investor Class. The Board viewed favorably the fact that the net operating expense ratios of the Fund, including Class A and the Investor Class, were in range of the median net operating expense ratios for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

28	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage Special Mid Cap Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215922 05-13 SA234/SAR234 3-13

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 22, 2013

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	May 22, 2013

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	May 22, 2013